UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 87.0%
		Aerospace & Defense: 0.2%
875,000		CSRA Inc. (fka Computer Sciences Government Services Inc.), Term Loan B, 3.750%, 11/28/22	$874,727	0.1
882,452		Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	863,946	0.1
			1,738,673	0.2

		Air Transport: 0.0%
388,471		United Airlines, Inc., New Term Loan, 3.500%, 09/15/21	387,014	0.0

		Automotive: 3.3%
992,500		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	986,595	0.1
2,475,000		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,481,187	0.2
3,354,675		Dynacast International LLC, First Lien Term Loan, 4.500%, 01/28/22	3,270,808	0.3
6,176,837		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	5,463,413	0.5
3,397,923		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	2,641,885	0.2
196,859		Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	100,890	0.0
9,050,524		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	8,515,032	0.7
3,536,050		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	3,445,439	0.3
2,984,323	(1)	Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	2,921,971	0.3
2,778,038		NN, Inc., Upsized Term Loan B, 5.750%, 10/30/22	2,750,257	0.2
30,326	(1)	Service King, New Delayed Draw Term Loan, 4.500%, 08/18/21	30,175	0.0
2,688,407	(1)	Service King, Upsized Term Loan B, 4.500%, 08/18/21	2,674,965	0.2
3,441,375		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	3,372,548	0.3
			38,655,165	3.3

		Beverage & Tobacco: 0.5%
5,820,010		Jacobs Douwe Egberts , Term Loan B-1 USD, 4.250%, 07/02/22	5,787,272	0.5

		Building & Development: 1.5%
3,989,018	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	3,939,155	0.3
1,625,000	(1)	Konecranes Terex PLC, Term Loan B USD, 4.500%, 12/15/22	1,600,625	0.1
670,313		Leighton Services, Term Loan B, 5.500%, 05/21/22	665,285	0.1
2,068,657		Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	2,060,900	0.2
2,171,119		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,155,515	0.2
696,796		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	681,989	0.1
243,158		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	243,538	0.0
3,991,000	(1)	Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	3,957,328	0.3
982,456		SMG, First Lien Term Facility, 4.500%, 02/27/20	976,316	0.1
1,406,502		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	1,373,684	0.1
			17,654,335	1.5

		Business Equipment & Services: 5.0%
6,789,140		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,490,418	0.6
7,026,187	(1)	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	6,780,271	0.6
2,000,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	1,793,334	0.1
5,690,750	(1)	AlixPartners LLP, Term Loan B, 4.500%, 07/27/22	5,655,183	0.5
3,604,686		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	3,564,133	0.3
475,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	468,172	0.0
2,189,000		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	2,087,759	0.2
1,237,500		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	1,204,242	0.1
5,878,817		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	5,667,550	0.5
1,386,656		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	1,345,057	0.1
815,631		First American Payment Systems, Second Lien, 10.750%, 04/12/19	803,396	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
2,868,452		iQor, First Lien Term Loan, 6.000%, 04/01/21	$2,344,960	0.2
1,000,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	737,500	0.1
2,688,263		Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/11/22	2,621,056	0.2
1,231,250		Learning Care Group, Term Loan, 5.000%, 05/01/21	1,218,937	0.1
2,102,419		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,084,023	0.2
1,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	982,500	0.1
2,621,813		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,385,849	0.2
3,904,063		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	3,474,616	0.3
1,155,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,004,850	0.1
3,677,259		SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	3,612,907	0.3
186,463		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	185,997	0.0
801,037		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	799,034	0.1
72,941		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	65,647	0.0
498,750		Vistra Group Ltd, USD First Lien, 4.750%, 10/26/22	496,256	0.0
111,213		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	108,642	0.0
635,037		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	620,351	0.0
			58,602,640	5.0

		Cable & Satellite Television: 2.5%
3,000,000		Charter Communications Operating, LLC, Term Loan I, 3.500%, 01/23/23	2,997,750	0.3
4,709,526		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	4,552,054	0.4
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	236,875	0.0
1,854,703		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,816,449	0.2
4,000,000	(1)	Numericable (YPSO France SAS), USD Add On, 4.560%, 07/27/22	3,840,000	0.3
7,517,018	(1)	RCN Cable, Term Loan B, 4.250%, 02/25/20	7,411,313	0.6
2,019,964		Virgin Media Investment Holdings Limited, USD Term Loan F, 3.500%, 06/30/23	1,980,407	0.2
6,443,698		Wideopenwest Finance, LLC, Term Loan B, 4.500%, 04/01/19	6,224,613	0.5
			29,059,461	2.5

		Chemicals & Plastics: 4.0%
1,327,900		Armacell, First Lien Term Loan USD, 5.500%, 07/02/20	1,324,580	0.1
668,284		Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 4.500%, 02/02/22	658,677	0.1
1,353,031		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,351,621	0.1
2,000,000		Azelis, Term Loan B USD, 6.500%, 11/30/22	1,975,000	0.2
5,750,780	(1)	Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	5,660,924	0.5
750,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	711,562	0.1
1,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	966,250	0.1
3,917,342	(1)	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	3,793,292	0.3
647,582	(1)	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	632,607	0.1
135,639		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	134,791	0.0
5,984,917	(1)	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	5,792,544	0.5
245,771		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	244,286	0.0
575,104		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	571,629	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
786,000		Kronos Worldwide, Inc., Term Loan B Facility, 4.000%, 02/21/20	$714,605	0.1
2,512,920		MacDermid, Inc., First Lien Term Loan, 5.500%, 06/07/20	2,438,056	0.2
912,743		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	911,602	0.1
473,578		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	472,987	0.0
1,284,740		Orion Engineered Carbons, Term Loan B USD, 5.000%, 07/25/21	1,291,164	0.1
2,131,500		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,059,562	0.2
2,921,126	(1)	PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	2,902,868	0.2
1,194,000		Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	1,177,956	0.1
250,000		Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	246,250	0.0
2,767,475		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	2,661,389	0.2
4,271,962	(1)	Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	4,255,942	0.4
3,673,083		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	3,275,931	0.3
			46,226,075	4.0

		Clothing/Textiles: 0.4%
4,798,619		Herff Jones, Inc., First Lien Term Loan, 5.000%, 12/10/21	4,753,632	0.4
212,078		Vince, LLC, Term Loan, 5.750%, 11/27/19	194,051	0.0
			4,947,683	0.4

		Conglomerates: 0.8%
1,779,975		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,690,976	0.2
400,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	318,000	0.0
4,915,387	(1)	ServiceMaster Company, Term Loan, 4.250%, 07/01/21	4,884,666	0.4
1,952,525		Waterpik, First Lien, 5.750%, 07/08/20	1,929,339	0.2
			8,822,981	0.8

		Containers & Glass Products: 2.1%
5,449,568		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	5,417,214	0.5
450,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	429,750	0.0
1,000,000		Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	987,708	0.1
1,000,000	(1)	Berry Plastics Corporation, Term F Loan, 4.000%, 10/01/22	993,313	0.1
161,773		Constantia Flexibles, Term Loan B USD, 4.750%, 04/30/22	162,885	0.0
830,727		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	836,438	0.1
316,689		EveryWare, Inc., Term Loan, 10.000%, 06/04/18	296,896	0.0
1,439,125		Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/03/21	1,439,725	0.1
2,891,043		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	2,793,470	0.3
3,962,961		Otter Products, Term Loan B, 5.750%, 06/03/20	3,827,559	0.3
947,625		Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/29/22	945,256	0.1
1,500,000	(1)	Prolampac Intermediate Inc (a.k.a Prolamina Corp), Upsized First Lien Term Loan, 5.000%, 08/18/22	1,473,750	0.1
2,493,750		Prolampac Intermediate Inc, First Lien Term Facility, 5.000%, 08/12/22	2,466,735	0.2
1,786,500		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,763,372	0.2
			23,834,071	2.1

		Diversified Insurance: 4.6%
6,235,744	(1)	Acrisure, LLC, First Lien Term Loan, 5.250%, 05/19/22	5,994,109	0.5
5,972,494	(1)	Alliant Holdings, I, LLC, Term Loan B, 4.500%, 08/12/22	5,858,646	0.5
900,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	893,250	0.1
7,777,132		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	7,772,963	0.7
4,187,378	(1)	Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	4,118,211	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Diversified Insurance: (continued)
637,184		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	$617,670	0.0
1,650,000		AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/22/22	1,643,813	0.1
1,608,750		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,552,444	0.1
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,316,000	0.1
9,705,253	(1)	Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,159,332	0.8
7,063,522	(1)	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	6,816,299	0.6
1,000,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	923,750	0.1
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	1,385,625	0.1
5,580,176		USI, Inc., Term Loan, 4.250%, 12/27/19	5,393,591	0.5
			53,445,703	4.6

		Drugs: 0.5%
967,576		Akorn, Inc, Term Loan, 6.000%, 04/17/21	945,805	0.1
1,068,473		Alvogen Pharma U.S., Term loan B, 6.000%, 03/31/22	1,046,659	0.1
3,600,000	(1)	Endo Pharmaceuticals Holdings Inc., Term loan B, 3.750%, 09/26/22	3,558,751	0.3
			5,551,215	0.5

		Ecological Services & Equipment: 1.0%
4,493,125		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,133,675	0.4
6,223,786	(1)	ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	6,077,527	0.5
903,175		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	900,353	0.1
			11,111,555	1.0

		Electronics/Electrical: 11.2%
3,379,487	(1)	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	3,320,346	0.3
2,859,469	(1)	Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,796,324	0.2
2,849,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,789,892	0.2
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	674,917	0.1
860,318		Avago Technologies, Term Loan B, 3.750%, 05/06/21	859,781	0.1
9,000,000	(1)	Avago Technologies, Term Loan B, 4.250%, 11/11/22	8,903,754	0.8
1,950,000		Avast Software, Term Loan, 4.250%, 03/20/20	1,941,874	0.2
5,894,883		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	5,695,931	0.5
4,020,000		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/22/22	3,896,051	0.3
4,762,898		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	3,974,639	0.3
3,821,400		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,558,679	0.3
8,853,205		Dell International LLC, Term B Loans, 4.000%, 04/29/20	8,810,781	0.8
1,407,233		ECI, Term Loan B, 5.750%, 05/28/21	1,398,438	0.1
2,985,000		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	2,921,569	0.3
2,564,779		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	2,500,660	0.2
450,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	427,500	0.0
1,914,590		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	1,881,085	0.2
697,500		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	697,500	0.1
9,547,104	(1)	Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,503,350	0.8
5,132,025	(1)	Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	5,050,236	0.4
1,150,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	1,082,437	0.1
5,788,000	(1)	Informatica Corporation, Term Loan B, 4.500%, 08/05/22	5,584,216	0.5
6,424,765		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	6,336,425	0.5
1,100,000		Linxens, Term Loan B-1 USD, 5.000%, 10/16/22	1,078,000	0.1
1,676,975		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,672,782	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
4,000,000	(1)	Microsemi Corporation, Term Loan B, 5.250%, 12/17/22	$3,938,752	0.3
5,500,000	(1)	NXP Semiconductors, Tranche B Loan, 3.750%, 12/07/20	5,482,812	0.5
2,195,336		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,158,747	0.2
550,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	537,854	0.0
1,230,115		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,225,502	0.1
5,090,589		RedPrairie Corporation, Incremental First Lien Term Loan, 6.000%, 12/21/18	4,556,077	0.4
500,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	411,375	0.0
4,168,500		Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,162,422	0.4
998,808		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	948,868	0.1
4,468,842		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,485,697	0.3
3,085,202		SS&C Technologies Inc., Term Loan B-1, 4.000%, 07/06/22	3,069,763	0.3
454,036		SS&C Technologies Inc., Term Loan B-2, 4.000%, 07/06/22	451,764	0.0
4,987,500		TTM Technologies, Term Loan B, 6.000%, 05/31/21	4,563,562	0.4
7,631,250		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	7,649,733	0.7
			130,000,095	11.2

		Equity REITs and REOCs: 0.1%
1,350,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	1,343,250	0.1

		Financial Intermediaries: 1.9%
3,717,352		Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	3,646,109	0.3
6,000,000		First Eagle Investment Management, Inc., Term Loan B, 4.750%, 12/01/22	5,929,998	0.5
4,000,000	(1)	LPL Holdings, Inc., 2022 Tranche B Term Loan, 4.750%, 11/20/22	4,005,000	0.3
1,636,286		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,501,293	0.1
3,373,316		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	3,384,913	0.3
2,992,386	(1)	Trans Union LLC, Term Loan B, 3.500%, 04/09/21	2,912,340	0.3
1,058,708		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,061,355	0.1
			22,441,008	1.9

		Food Products: 2.8%
6,387,820	(1)	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	6,402,725	0.6
1,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	1,477,500	0.1
1,463,045		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,461,217	0.1
245,625		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	227,817	0.0
250,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	215,625	0.0
6,751,940	(1)	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	6,603,398	0.6
3,704,325	(1)	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	3,568,498	0.3
450,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	370,500	0.0
3,391,500		Hostess, First Lien Term Loan, 4.500%, 08/03/22	3,385,141	0.3
500,000		Hostess, Second Lien Term Loan, 8.500%, 08/03/23	497,083	0.1
7,000,000	(1)	JBS USA, Inc. (FKA Swift), Term Loan B, 4.000%, 10/30/22	6,901,475	0.6
806,345		NPC International, Term Loan, 4.750%, 12/28/18	799,290	0.1
			31,910,269	2.8

		Food Service: 1.1%
3,244,712		CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	3,090,589	0.3
1,735,200		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,657,116	0.1
7,800,667	(1)	Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.750%, 12/12/21	7,764,105	0.7
			12,511,810	1.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food/Drug Retailers: 1.4%
5,659,737		Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	$5,620,827	0.5
2,468,750		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,407,031	0.2
650,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	620,750	0.1
6,454,244	(1)	Supervalu, Term Loan, 4.500%, 03/21/19	6,378,607	0.5
980,969		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	980,969	0.1
			16,008,184	1.4

		Health Care: 9.1%
1,238,817		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,040,607	0.1
7,792,122	(1)	Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	7,553,488	0.7
3,803,155	(1)	Alere US Holdings, LLC, New Term Loan B, 4.250%, 06/15/22	3,775,989	0.3
621,875		Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	622,134	0.1
3,299,960		ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	3,281,398	0.3
2,722,952		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,328,124	0.2
6,864,216	(1)	Catalent Pharma Solutions, Inc. , USD Term Loan, 4.250%, 05/20/21	6,818,452	0.6
3,796,612		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	3,734,917	0.3
4,213,343		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	4,146,195	0.4
1,321,688		Concentra Inc, Term loan B, 4.000%, 06/01/22	1,315,079	0.1
3,152,000		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	3,070,574	0.3
1,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,000,000	0.1
2,272,487		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,704,366	0.1
3,695,354	(1)	DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	3,599,892	0.3
2,877,216		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,301,772	0.2
1,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	945,834	0.1
3,514,289	(1)	Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	3,456,303	0.3
1,947,707		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,855,191	0.2
997,455	(1)	Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	961,714	0.1
1,177,358		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	1,171,963	0.1
5,716,537		Millennium Laboratories, LLC, Term Loan B, 8.137%, 04/15/21	2,465,256	0.2
2,123,182		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	2,071,871	0.2
1,384,393		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	1,377,471	0.1
1,544,824		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,421,882	0.1
4,531,000		Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	3,868,341	0.3
3,929,047		Pharmaceutical Product Development, Inc., Term B, 4.250%, 08/18/22	3,827,874	0.3
2,515,077		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,442,768	0.2
250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	237,500	0.0
1,326,708		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	1,328,366	0.1
2,344,125	(1)	Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	2,316,776	0.2
3,975,031	(1)	Sivantos (Siemens Audiology), Term Loan B USD, 4.250%, 01/17/22	3,959,298	0.3
4,498,725		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	4,386,257	0.4
5,597,028		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	5,566,708	0.5
843,625		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	840,989	0.1
5,000,000	(1)	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 11/17/22	4,972,915	0.4
6,456,263	(1)	Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	6,237,021	0.5
2,589,714		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.750%, 08/05/20	2,490,982	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
1,047,165		Valeant Pharmaceuticals International, Inc., Tranche B Series D-2, 3.500%, 02/13/19	$1,011,075	0.1
			105,507,342	9.1

		Home Furnishings: 1.2%
8,424,808	(1)	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	8,398,480	0.7
2,713,700		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	2,650,381	0.2
1,035,702		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	1,007,220	0.1
1,985,000		Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	1,900,638	0.2
			13,956,719	1.2

		Industrial Equipment: 3.1%
2,275,273		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	1,947,254	0.2
5,718,112		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,470,329	0.5
594,333		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	590,866	0.1
61,917		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	61,556	0.0
180,859		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	179,804	0.0
4,051,934	(1)	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	3,937,130	0.3
3,441,349		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	3,348,147	0.3
126,330		Filtration Group Corporation, Second Lien Term Loan, 8.250%, 11/30/21	123,277	0.0
5,620,637		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,079,651	0.4
1,277,401		International Equipment Solutions, LLC, Term Loan, 7.250%, 08/16/19	1,200,757	0.1
957,411		Kenan Advantage Group, Inc., Term Loan B, 4.000%, 07/31/22	945,444	0.1
305,381		Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.000%, 07/31/22	301,564	0.0
7,834,221	(1)	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	7,612,254	0.7
814,275		SunSource, First Lien Term Loan, 4.750%, 02/15/21	769,490	0.1
449,081		VAT Holding, Term Loan B, 4.250%, 02/11/21	444,310	0.0
3,905,498		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	3,846,915	0.3
250,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	241,250	0.0
			36,099,998	3.1

		Leisure Goods/Activities/Movies: 3.7%
7,404,911	(1)	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	6,954,448	0.6
2,528,927		Bauer Performance Sports, Term Loan B, 4.500%, 04/15/21	2,461,488	0.2
500,000		Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/07/23	472,500	0.0
5,110,779	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	4,953,198	0.4
1,500,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,392,188	0.1
2,591,089	(1)	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,571,656	0.2
9,540,384		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,979,886	0.8
3,335,744	(1)	Life Time Fitness, Term Loan B, 4.250%, 06/10/22	3,252,323	0.3
2,082,857		NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	1,968,300	0.2
6,164,434	(1)	NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	5,809,979	0.5
2,675,898		SRAM, LLC, First Lien Term Loan, 4.000%, 04/10/20	2,220,996	0.2
2,183,500		TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	2,184,524	0.2
			43,221,486	3.7

		Lodging & Casinos: 4.0%
9,326,875		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	8,736,176	0.7
970,125		American Casino and Entertainment Properties LLC, Term Loan, 4.750%, 07/03/22	970,125	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Lodging & Casinos: (continued)
4,362,205	(1)	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	$4,352,512	0.4
1,249,005		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,233,393	0.1
6,855,026	(1)	CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	6,825,035	0.6
723,188		Eldorado Resorts, Inc., Term Loan B, 4.250%, 07/23/22	721,681	0.1
2,167,000		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,009,892	0.2
1,001,568		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	995,308	0.1
2,336,992		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,322,386	0.2
350,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	330,750	0.0
995,000		La Quinta, First Lien Term Loan, 3.750%, 04/14/21	972,198	0.1
2,412,433		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	2,224,867	0.2
2,970,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	2,721,263	0.2
8,410,146	(1)	Station Casinos LLC, Term Loan, 4.250%, 03/02/20	8,266,476	0.7
3,327,010	(1)	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,314,015	0.3
			45,996,077	4.0

		Mortgage REITs: 0.4%
4,679,265	(1)	DTZ, First Lien Term Loan B, 4.250%, 11/04/21	4,573,981	0.4
500,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	497,500	0.0
			5,071,481	0.4

		Nonferrous Metals/Minerals: 0.4%
1,332,575		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	667,953	0.1
3,855,625		Novelis Inc., Term Loan B, 4.000%, 06/02/22	3,690,558	0.3
			4,358,511	0.4

		Oil & Gas: 1.6%
1,951,401		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	1,609,906	0.1
1,500,000		Chelsea Petroleum Products I, LLC, Term Loan, 8.137%, 07/22/22	1,467,500	0.1
2,229,337		CITGO, Term Loan B, 4.500%, 07/30/21	2,162,457	0.2
1,261,569		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	1,259,992	0.1
1,858,824		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	1,695,015	0.1
1,761,034		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	504,830	0.0
3,396,813		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	2,012,612	0.2
3,525,862		Penn Product Terminals, Term Loan, 4.750%, 04/13/22	3,331,940	0.3
987,469		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	724,967	0.1
1,479,969		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	802,883	0.1
3,542,948		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	3,432,231	0.3
			19,004,333	1.6

		Publishing: 1.5%
3,085,615		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	3,000,761	0.3
2,686,500		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	2,679,784	0.2
1,822,378		McGraw Hill Global Education, Term Loan B, 4.750%, 03/22/19	1,801,876	0.2
2,708,703		Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 05/29/22	2,478,463	0.2
2,485,326		Penton Media, Inc, First Lien, 4.750%, 09/30/19	2,472,899	0.2
867,654		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	850,301	0.1
3,822,518		Tribune Company, Term Loan B, 3.750%, 12/31/20	3,789,071	0.3
			17,073,155	1.5

		Radio & Television: 1.7%
2,590,474		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	1,973,079	0.2
3,476,399		Clear Channel Communications, Inc., Term Loan E, 8.113%, 07/30/19	2,453,757	0.2
1,328,106		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,321,465	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Radio & Television: (continued)
535,714		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	$530,357	0.1
2,278,127		Media General, Inc, DD Term Loan L-B, 4.000%, 07/31/20	2,253,637	0.2
1,663,571		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,621,982	0.1
3,778,928		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	3,706,497	0.3
6,386,617	(1)	Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	6,265,540	0.5
			20,126,314	1.7

		Retailers (Except Food & Drug): 6.7%
1,485,000		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,456,537	0.1
6,601,703	(1)	Academy Ltd., Term Loan, 5.000%, 07/01/22	6,377,522	0.6
5,000,000		Ascena Retail Group, Inc., Term Loan B, 5.250%, 08/21/22	4,700,000	0.4
3,310,358		Bass Pro Group, LLC, Term Loan B, 4.000%, 06/01/20	3,190,358	0.3
3,000,000		Belk, First Lien Term Loan, 5.750%, 12/12/22	2,682,501	0.2
8,640,533	(1)	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,275,470	0.7
1,365,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,229,637	0.1
2,200,000		FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 09/30/22	2,083,125	0.2
5,794,169		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,810,827	0.5
1,013,825		Hudson's Bay Company, Term Loan B, 4.750%, 09/30/22	1,011,608	0.1
989,950		J. Crew, Term Loan B, 4.000%, 03/01/21	643,880	0.1
2,218,049		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,907,523	0.2
3,996,682		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,898,432	0.3
1,683,889		Mattress Firm Holding Corp., Term Loan B, 5.000%, 10/20/21	1,671,962	0.1
3,256,364		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	2,900,876	0.3
6,875,436		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	6,104,101	0.5
2,224,747		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	2,203,890	0.2
2,963,540		Party City Holdings Inc, Term Loan B, 4.250%, 08/19/22	2,884,823	0.3
2,520,705		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	1,468,310	0.1
9,653,506	(1)	PetSmart, Inc., Term Loan B, 4.250%, 03/11/22	9,431,775	0.8
992,386		rue21 inc., Term Loan B, 5.620%, 10/10/20	813,756	0.1
2,091,162		Savers, Term Loan B, 5.000%, 07/09/19	1,702,990	0.1
462,480		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	461,324	0.0
4,975,000	(1)	Staples, Inc., Term Loan B, 3.500%, 04/23/21	4,928,673	0.4
			77,839,900	6.7

		Steel: 0.2%
2,775,000	(1)	XPO Logistics, Term Loan B, 5.500%, 10/31/21	2,767,485	0.2

		Surface Transport: 0.9%
2,975,006		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,724,609	0.2
500,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	436,250	0.0
2,125,000		Navistar Inc., Term Loan B, 6.500%, 08/07/20	1,880,625	0.2
2,967,418		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	2,856,140	0.2
2,500,000		Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	2,387,500	0.2
570,306		V.Group, Term Loan B, 4.750%, 06/30/21	557,474	0.1
			10,842,598	0.9

		Telecommunications: 6.0%
3,347,807		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,152,519	0.3
3,787,187		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	3,581,259	0.3
6,565,358	(1)	Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 07/31/22	6,067,487	0.5
1,150,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	986,844	0.1
2,331,429		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,776,743	0.2
4,655,313		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	3,274,235	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Telecommunications: (continued)
1,496,250		CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	$1,489,002	0.1
10,203,750	(1)	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	9,495,865	0.8
2,980,573	(1)	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	2,967,906	0.3
1,184,475		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	1,154,863	0.1
525,000		Encompass Digital Media, Inc., Second Lien, 8.750%, 06/05/22	510,563	0.0
3,305,076		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	2,451,266	0.2
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	586,500	0.0
2,444,225		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,430,984	0.2
4,610,000	(1)	Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	4,608,824	0.4
2,975,498		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	2,931,484	0.3
1,450,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	1,450,000	0.1
5,583,069		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	5,453,932	0.5
760,000		Securus Technologies, Inc., Incremental Term Loan B-2, 5.250%, 04/30/20	552,900	0.0
1,711,855		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,245,375	0.1
4,376,340		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,249,433	0.3
3,450,000	(1)	T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	3,453,823	0.3
5,217,938	(1)	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,051,616	0.4
2,385,074		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,338,368	0.2
			70,261,791	6.0

		Utilities: 1.6%
705,265		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	702,620	0.1
997,423		Calpine Corp, Term Loan B-3, 4.000%, 10/09/19	977,682	0.1
1,990,000		Calpine Corp, Term Loan B-5, 3.500%, 05/22/22	1,896,098	0.2
4,000,000	(1)	Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	3,846,668	0.3
625,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	623,926	0.1
2,986,384		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,839,552	0.2
1,990,000		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	1,741,250	0.1
1,400,000		RISEC, Term Loan, 5.750%, 11/23/22	1,393,000	0.1
1,460,250		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,462,075	0.1
1,969,697		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,772,727	0.2
1,721,389		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	1,686,962	0.1
			18,942,560	1.6

	Total Loans
	(Cost $1,057,777,038)		1,011,108,209	87.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.0%
42,798	R	EveryWare Global	315,635	0.0
		Total Equities and Other Assets
		(Cost $342,540)	315,635	0.0

		Total Long-Term Investments
		(Cost $1,058,119,578)	1,011,423,844	87.0

SHORT-TERM INVESTMENTS: 19.1%
		Short-Term Investments: 19.1%
221,500,000		State Street Institutional Liquid Reserves Fund — Institutional Class, 0.23%††
		(Cost $221,500,000)	221,500,000	19.1

		Total Short-Term Investments
		(Cost $221,500,000)	221,500,000	19.1

		Total Investments (Cost $1,279,619,578)	$1,232,923,844	106.1
		Liabilities in Excess of Other Assets	(70,472,465)	(6.1)
		Net Assets	$1,162,451,379	100.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $1,279,953,936.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$694,856
Gross Unrealized Depreciation	(47,742,659)

Net Unrealized Depreciation	$(47,047,803)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$–	$315,635	$–	$315,635
Loans	–	1,011,108,209	–	1,011,108,209
Short-Term Investments	221,500,000	–	–	221,500,000
Total Investments, at fair value	$221,500,000	$1,011,423,844	$–	$1,232,923,844
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(1,676)	$–	$(1,676)
Total Liabilities	$–	$(1,676)	$–	$(1,676)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

The following unfunded commitments were outstanding as of December 31, 2015:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$134,043	$(1,676)	$(1,676)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.4%
9,806,092		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/36	$12,329,189	1.1
1,754,972		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/40	1,855,982	0.2
11,870,801	^	Ginnie Mae Series 2010-122 IO, 0.317%, 02/16/44	448,845	0.0
1,075,327		Vendee Mortgage Trust, 3.750%, 10/15/41	1,116,604	0.1

	Total Collateralized Mortgage Obligations
	(Cost $16,111,107)		15,750,620	1.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 109.3%
		Federal Home Loan Mortgage Corporation: 8.4%##
54,581,000	W	0.010%, due 12/15/42	54,495,108	5.0
9,841,268	^	0.500%, due 07/15/36	181,280	0.0
4,720,651		0.572%, due 09/25/45	4,545,287	0.4
22,198,411		3.000%, due 09/01/45	22,186,785	2.0
3,690,841	^	4.500%, due 12/15/40	583,405	0.1
120,035		5.450%, due 12/01/37	131,730	0.0
155,980		5.450%, due 12/01/37	171,013	0.0
139,528		5.450%, due 05/01/38	152,933	0.0
1,059,760	^	5.500%, due 09/15/35	192,390	0.0
1,656,203		5.500%, due 05/15/36	1,815,077	0.2
482,286		5.625%, due 12/01/36	539,967	0.1
423,152		5.625%, due 01/01/37	473,619	0.1
43,166		5.625%, due 01/01/37	47,889	0.0
35,951		5.625%, due 02/01/37	39,887	0.0
179,134		5.625%, due 03/01/37	198,760	0.0
199,338		5.625%, due 03/01/37	221,210	0.0
76,530		5.625%, due 03/01/37	84,916	0.0
106,812		5.625%, due 06/01/37	118,508	0.0
96,880		5.625%, due 07/01/37	107,508	0.0
135,870		5.625%, due 07/01/37	150,793	0.0
4,316		5.625%, due 12/01/37	4,766	0.0
127,192		5.625%, due 02/01/38	141,150	0.0
208,908		5.700%, due 06/01/37	232,192	0.0
151,487		5.700%, due 09/01/37	168,408	0.0
154,892		5.700%, due 12/01/37	171,186	0.0
1,145,904	^	5.770%, due 06/15/40	78,529	0.0
1,009,885		6.000%, due 03/15/34	1,085,446	0.1
110,613		6.090%, due 12/01/37	124,544	0.0
919,002		6.586%, due 07/15/33	1,001,469	0.1
18,318		7.500%, due 01/01/30	22,302	0.0
491,061	^	7.578%, due 10/25/23	90,978	0.0
10,662		8.000%, due 01/01/30	10,703	0.0
15,180		9.500%, due 07/01/20	15,654	0.0
712,545		18.869%, due 03/15/35	1,018,088	0.1
455,658		20.770%, due 04/15/35	654,979	0.1
1,109,688		27.278%, due 04/15/32	1,240,821	0.1
			92,499,280	8.4

		Federal National Mortgage Association: 10.4%##
55,676,043		0.397%, due 10/27/37	55,384,250	5.0
6,471,071	^	3.000%, due 01/25/33	887,029	0.1
3,457,000		3.500%, due 09/25/42	3,355,211	0.3
3,181,000	W	4.000%, due 08/25/40	3,366,293	0.3
6,767,494	^	4.000%, due 05/25/42	1,198,029	0.1
6,162,928		4.000%, due 11/01/45	6,518,502	0.6
1,370,723		4.250%, due 08/01/35	1,472,183	0.1
9,646,245		4.586%, due 11/25/33	9,829,747	0.9
1,046,090		4.750%, due 11/01/34	1,147,825	0.1
550,579		4.750%, due 11/01/34	604,141	0.1
1,156,848		4.750%, due 02/01/35	1,273,581	0.1
1,374,251		4.750%, due 04/01/35	1,515,851	0.1
1,010,806		4.750%, due 05/01/35	1,112,530	0.1
1,169,002		4.750%, due 07/01/35	1,286,450	0.1
193,956		4.750%, due 07/01/35	211,250	0.0
425,863		5.000%, due 02/01/33	471,923	0.1
4,827,786		5.000%, due 05/25/33	5,133,911	0.5
234,330		5.000%, due 07/01/33	257,949	0.0
1,927,377		5.000%, due 10/25/35	2,116,608	0.2
172,063		5.000%, due 03/01/36	189,339	0.0
553,511		5.000%, due 05/01/36	614,256	0.1
2,951,456		5.000%, due 04/25/41	3,263,749	0.3
487,362		5.030%, due 05/01/37	539,152	0.1
322,166		5.030%, due 09/01/37	355,474	0.0
56,252		5.155%, due 11/01/36	62,094	0.0
567,302		5.155%, due 01/01/37	632,058	0.1
26,670		5.250%, due 06/01/29	29,508	0.0
144,406		5.250%, due 04/01/32	159,928	0.0
304,018		5.250%, due 04/01/32	337,996	0.0
343,305		5.280%, due 11/01/36	381,213	0.0
31,846		5.280%, due 11/01/36	35,253	0.0
142,949		5.280%, due 01/01/37	158,268	0.0
115,975		5.300%, due 09/01/36	128,430	0.0
122,458		5.300%, due 10/01/36	135,681	0.0
67,688		5.300%, due 10/01/36	74,952	0.0
286,175		5.300%, due 12/01/36	317,193	0.0
144,637		5.300%, due 12/01/36	160,093	0.0
78,490		5.300%, due 02/01/37	86,924	0.0
81,147		5.300%, due 04/01/37	89,845	0.0
164,264		5.300%, due 05/01/37	182,054	0.0
552,876		5.300%, due 08/01/37	615,059	0.1
369,522		5.405%, due 11/01/36	411,651	0.0
762,182		5.405%, due 02/01/37	847,226	0.1
548,869		5.500%, due 05/25/34	600,415	0.1
6,242,873	^	5.828%, due 06/25/42	1,118,300	0.1
89,223		5.875%, due 06/01/35	92,241	0.0
430,531		6.000%, due 01/25/44	486,819	0.1
160,623		6.600%, due 07/01/27	176,512	0.0
94,563		6.600%, due 09/01/27	103,979	0.0
43,698		6.600%, due 11/01/27	44,895	0.0
35,652		6.600%, due 03/01/28	36,188	0.0
88,085		6.600%, due 06/01/28	93,769	0.0
1,184,674		7.481%, due 03/25/39	1,301,504	0.1
48,412		7.500%, due 05/01/28	50,783	0.0
2,172,067		15.821%, due 05/25/35	2,813,552	0.3
567,809		24.874%, due 12/25/36	850,105	0.1
			114,719,721	10.4

		Government National Mortgage Association: 90.5%
35,860,587	^	0.030%, due 01/16/51	642,313	0.1
21,997,987	^	0.250%, due 06/20/36	190,610	0.0
20,283,161	^	0.361%, due 11/16/46	220,610	0.0
2,095,661		0.522%, due 10/20/60	2,075,708	0.2
8,389,832		0.592%, due 02/20/62	8,374,348	0.8
3,053,292		0.592%, due 03/20/63	3,030,163	0.3
949,373	^	0.602%, due 02/16/48	8,754	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
473,039		0.622%, due 02/20/34	$475,148	0.0
3,818,534		0.662%, due 06/20/63	3,802,832	0.4
1,700,069		0.692%, due 02/20/61	1,693,085	0.2
5,179,805		0.707%, due 10/20/62	5,156,251	0.5
1,557,787		0.752%, due 09/20/62	1,554,996	0.1
7,630,974		0.760%, due 04/20/63	7,643,010	0.7
1,883,654		0.792%, due 07/20/63	1,884,590	0.2
14,367,116		0.792%, due 12/20/63	14,243,205	1.3
2,934,682		0.842%, due 05/20/62	2,938,628	0.3
5,353,998		0.842%, due 05/20/63	5,356,195	0.5
9,541,649		0.912%, due 09/20/63	9,578,990	0.9
709,295	^	1.000%, due 06/16/37	24,433	0.0
8,860,760		1.052%, due 01/20/60	8,946,728	0.8
4,138,946		1.192%, due 08/20/63	4,197,475	0.4
11,339,135		1.232%, due 05/20/60	11,544,410	1.1
5,662,097		1.232%, due 05/20/60	5,717,805	0.5
13,064,334		1.242%, due 02/20/62	13,269,792	1.2
2,249,433		1.492%, due 09/20/63	2,310,740	0.2
135,220	^	1.831%, due 10/16/52	7,823	0.0
15,198,454		2.229%, due 10/20/44	14,040,542	1.3
5,882,732		2.331%, due 10/20/63	6,283,592	0.6
1,900,000	^	2.500%, due 11/20/43	630,868	0.1
74,200,000	W	3.000%, due 01/15/43	75,211,570	6.8
21,038,151		3.000%, due 08/20/45	21,358,626	1.9
9,950,000		3.328%, due 06/16/43	10,313,700	0.9
5,529,920	^	3.500%, due 08/16/40	740,914	0.1
327,500,000	W	3.500%, due 11/20/41	340,625,594	30.9
4,000,000		3.526%, due 01/16/40	4,135,802	0.4
10,011,036		3.750%, due 05/20/42	10,566,453	1.0
11,618,007		3.750%, due 05/20/42	12,264,074	1.1
200,804		4.000%, due 05/20/33	215,294	0.0
236,837		4.000%, due 08/15/33	251,641	0.0
454,357		4.000%, due 01/15/34	484,274	0.1
192,533		4.000%, due 03/15/34	204,506	0.0
179,666		4.000%, due 08/20/35	191,106	0.0
3,145,435	^	4.000%, due 04/20/38	234,637	0.0
3,038,615	^	4.000%, due 08/20/39	686,955	0.1
458,829		4.000%, due 05/15/40	487,553	0.1
4,881,390		4.000%, due 09/20/40	5,113,193	0.5
2,819,000		4.000%, due 10/20/40	3,008,380	0.3
6,228,259		4.000%, due 12/20/40	6,541,387	0.6
6,060,900		4.000%, due 02/20/41	6,643,130	0.6
3,588,542	^	4.000%, due 04/20/41	568,720	0.1
7,819,865		4.000%, due 07/20/41	8,225,198	0.8
845,638		4.000%, due 10/20/41	887,723	0.1
1,634,706	^	4.000%, due 03/20/42	228,043	0.0
4,103,237		4.000%, due 04/20/42	4,510,293	0.4
1,335,051		4.000%, due 09/15/42	1,427,876	0.1
2,775,579	^	4.000%, due 12/20/42	457,686	0.0
7,034,931		4.000%, due 12/20/44	7,522,640	0.7
7,041,322		4.000%, due 01/20/45	7,510,264	0.7
31,447,802		4.000%, due 08/20/45	33,430,434	3.0
24,079,099		4.000%, due 10/20/45	25,619,641	2.3
1,974,467		4.350%, due 01/16/48	2,129,484	0.2
1,707,115		4.397%, due 05/16/51	1,836,867	0.2
442,094		4.500%, due 10/20/33	476,984	0.1
161,221		4.500%, due 01/20/34	166,489	0.0
296,056		4.500%, due 01/20/34	309,359	0.0
182,481		4.500%, due 03/20/34	189,750	0.0
150,776		4.500%, due 05/20/34	155,676	0.0
65,172		4.500%, due 06/20/34	66,208	0.0
296,893		4.500%, due 10/20/35	310,467	0.0
187,287	^	4.500%, due 02/20/36	1,498	0.0
22,978		4.500%, due 07/20/36	24,734	0.0
32,960		4.500%, due 08/20/36	35,475	0.0
222,967	^	4.500%, due 12/20/37	13,215	0.0
82,828	^	4.500%, due 02/20/38	4,285	0.0
665,644		4.500%, due 07/20/38	708,042	0.1
136,865		4.500%, due 07/20/38	141,465	0.0
5,010,489	^	4.500%, due 04/20/39	793,937	0.1
7,240,874		4.500%, due 05/16/39	7,820,539	0.7
4,761,000		4.500%, due 05/20/39	5,106,701	0.5
7,929,135		4.500%, due 05/20/39	8,625,053	0.8
159,251		4.500%, due 06/20/39	167,445	0.0
2,132,288		4.500%, due 10/15/39	2,332,257	0.2
1,651,421		4.500%, due 11/15/39	1,804,971	0.2
1,774,834		4.500%, due 11/15/39	1,943,044	0.2
470,334		4.500%, due 12/15/39	514,515	0.1
1,418,377		4.500%, due 01/15/40	1,534,960	0.1
180,403		4.500%, due 01/20/40	189,336	0.0
4,971,934		4.500%, due 02/15/40	5,380,535	0.5
2,570,055		4.500%, due 05/20/40	2,806,710	0.3
627,804		4.500%, due 06/15/40	679,411	0.1
300,034		4.500%, due 07/20/40	314,892	0.0
1,192,208		4.500%, due 08/20/40	1,251,251	0.1
3,007,833		4.500%, due 09/20/40	3,197,240	0.3
208,489		4.500%, due 07/20/41	218,814	0.0
3,267,853		4.500%, due 09/20/41	3,561,249	0.3
14,470,572	^	4.500%, due 12/16/42	2,621,443	0.2
1,865,911		4.500%, due 02/16/48	2,067,521	0.2
1,973,093		4.546%, due 07/20/62	2,091,520	0.2
1,000,000		4.610%, due 01/16/50	1,088,117	0.1
1,682,207		4.625%, due 10/20/35	1,845,475	0.2
904,190		4.639%, due 08/20/42	970,433	0.1
9,504,198		4.660%, due 09/20/61	10,352,174	0.9
1,654,939		4.750%, due 08/20/35	1,799,423	0.2
2,554,289		4.750%, due 11/20/35	2,810,322	0.3
1,297,800		4.850%, due 05/20/40	1,398,219	0.1
4,356,541		4.861%, due 06/20/61	4,574,200	0.4
1,439,272		4.865%, due 04/16/48	1,492,041	0.1
56,556		5.000%, due 05/15/18	59,151	0.0
98,921		5.000%, due 03/20/24	106,651	0.0
263,055		5.000%, due 04/15/29	288,470	0.0
331,513		5.000%, due 04/15/30	365,158	0.0
2,171,682		5.000%, due 04/20/30	2,321,929	0.2
353,873		5.000%, due 10/15/30	389,840	0.0
397,672		5.000%, due 07/15/33	438,055	0.0
146,615		5.000%, due 10/20/33	150,874	0.0
163,073		5.000%, due 12/20/33	169,518	0.0
133,064		5.000%, due 02/20/34	138,333	0.0
138,913		5.000%, due 03/15/34	155,140	0.0
213,502		5.000%, due 04/15/34	234,357	0.0
334,893		5.000%, due 04/15/34	367,424	0.0
5,760,911		5.000%, due 10/20/34	6,481,206	0.6
401,384		5.000%, due 12/20/34	429,701	0.0
82,799		5.000%, due 01/15/35	90,853	0.0
515,810		5.000%, due 03/15/35	572,569	0.1
56,165		5.000%, due 03/15/35	62,626	0.0
2,525,083		5.000%, due 03/20/35	2,760,864	0.3
176,415		5.000%, due 04/15/35	193,597	0.0
165,295		5.000%, due 04/15/35	181,409	0.0
122,625		5.000%, due 04/15/35	136,699	0.0
696,204		5.000%, due 04/15/35	786,150	0.1
57,230		5.000%, due 05/15/35	64,271	0.0
196,439		5.000%, due 05/20/35	217,070	0.0
90,532		5.000%, due 06/15/35	99,345	0.0
654,206		5.000%, due 07/20/35	719,577	0.1
77,732		5.000%, due 09/15/35	85,220	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
136,016	^	5.000%, due 09/16/35	$2,044	0.0
1,317,472		5.000%, due 10/20/35	1,470,849	0.1
984,396		5.000%, due 11/20/35	1,085,562	0.1
529,760		5.000%, due 04/20/36	584,206	0.1
68,524		5.000%, due 05/20/37	69,844	0.0
64,191		5.000%, due 09/20/37	65,679	0.0
70,470		5.000%, due 12/20/37	75,614	0.0
112,067		5.000%, due 12/20/37	116,551	0.0
328,166		5.000%, due 01/20/38	346,974	0.0
3,276,655	^	5.000%, due 01/20/38	322,707	0.0
165,536		5.000%, due 02/15/38	181,717	0.0
177,013		5.000%, due 06/20/38	186,710	0.0
195,879		5.000%, due 06/20/38	206,688	0.0
57,356		5.000%, due 08/20/38	60,574	0.0
201,803		5.000%, due 10/20/38	213,105	0.0
187,917		5.000%, due 11/20/38	198,288	0.0
743,505		5.000%, due 01/20/39	784,540	0.1
312,232		5.000%, due 02/15/39	344,051	0.0
626,156		5.000%, due 03/15/39	701,463	0.1
1,029,000		5.000%, due 05/20/39	1,175,467	0.1
1,660,140	^	5.000%, due 07/16/39	241,175	0.0
432,472		5.000%, due 10/20/39	468,651	0.0
457,999		5.000%, due 11/15/39	507,590	0.1
1,579,388		5.000%, due 11/15/39	1,769,925	0.2
2,339,502		5.000%, due 11/15/39	2,622,449	0.2
2,450,089		5.000%, due 12/20/39	2,710,885	0.3
1,157,726		5.000%, due 12/20/39	1,257,122	0.1
6,615,277	^	5.000%, due 03/20/40	1,078,539	0.1
592,691		5.000%, due 04/15/40	657,442	0.1
1,792,595		5.000%, due 05/15/40	2,000,621	0.2
42,691,269		5.000%, due 05/20/40	47,937,761	4.4
1,388,032		5.000%, due 09/15/40	1,537,922	0.1
752,369		5.000%, due 09/15/40	824,789	0.1
1,010,861	^	5.000%, due 05/20/41	199,070	0.0
2,551,771		5.000%, due 07/20/41	2,820,867	0.3
2,520,260		5.250%, due 01/20/36	2,857,921	0.3
951,402		5.410%, due 03/16/44	1,021,708	0.1
882,644		5.420%, due 04/16/39	964,371	0.1
119,417		5.500%, due 08/20/24	131,143	0.0
2,965		5.500%, due 04/20/29	3,261	0.0
90,188		5.500%, due 12/20/32	100,564	0.0
313,056		5.500%, due 08/20/33	349,477	0.0
82,727		5.500%, due 11/20/33	85,184	0.0
93,434		5.500%, due 12/20/33	104,296	0.0
225,000		5.500%, due 02/20/34	247,699	0.0
80,368		5.500%, due 03/20/34	82,769	0.0
9,362		5.500%, due 04/20/34	10,291	0.0
1,152,287		5.500%, due 04/20/34	1,335,142	0.1
549,012		5.500%, due 04/20/34	612,820	0.1
488,588		5.500%, due 04/20/34	532,091	0.1
103,889		5.500%, due 06/20/34	108,656	0.0
328,728		5.500%, due 06/20/34	361,176	0.0
130,099		5.500%, due 07/20/34	143,101	0.0
217,171		5.500%, due 07/20/34	238,898	0.0
128,770		5.500%, due 01/20/35	134,692	0.0
552,186		5.500%, due 05/15/35	614,702	0.1
392,588		5.500%, due 05/20/35	434,126	0.0
156,291		5.500%, due 06/20/35	171,915	0.0
1,228,783		5.500%, due 07/15/35	1,398,711	0.1
654,129		5.500%, due 08/15/35	742,282	0.1
15,520		5.500%, due 08/20/35	17,077	0.0
545,789		5.500%, due 09/20/35	608,778	0.1
11,293,281		5.500%, due 12/16/35	12,761,010	1.2
2,916,038		5.500%, due 02/20/36	3,401,547	0.3
181,347		5.500%, due 04/15/36	201,878	0.0
143,252		5.500%, due 06/20/36	159,482	0.0
200,000		5.500%, due 07/16/37	225,452	0.0
2,794,048		5.500%, due 10/20/37	3,123,647	0.3
39,800		5.500%, due 06/20/38	42,208	0.0
58,469		5.500%, due 08/20/38	62,069	0.0
98,436		5.500%, due 09/20/38	104,495	0.0
14,384		5.500%, due 10/20/38	15,254	0.0
156,197		5.500%, due 11/20/38	165,649	0.0
17,448		5.500%, due 12/20/38	18,520	0.0
101,052		5.500%, due 01/15/39	112,530	0.0
43,550		5.500%, due 01/20/39	46,185	0.0
434,388		5.500%, due 03/20/39	460,674	0.0
82,973		5.500%, due 06/15/39	92,367	0.0
24,401		5.500%, due 06/20/39	25,895	0.0
2,818,238		5.500%, due 09/16/39	3,413,470	0.3
1,945,888		5.500%, due 09/20/39	2,221,375	0.2
102,539		5.500%, due 10/20/39	114,162	0.0
338,523		5.500%, due 09/15/40	378,464	0.0
585,339	^	5.500%, due 09/16/40	83,548	0.0
6,555,392	^	5.598%, due 09/20/38	1,049,154	0.1
8,886,884	^	5.598%, due 12/20/40	1,507,602	0.1
3,638,532	^	5.648%, due 12/20/40	618,526	0.1
2,836,379	^	5.698%, due 05/20/32	388,502	0.0
13,489,663	^	5.756%, due 05/16/42	2,281,952	0.2
2,456,442	^	5.806%, due 09/16/39	376,735	0.0
2,096,991		5.866%, due 05/20/41	2,274,776	0.2
1,617,277		5.970%, due 11/15/31	1,650,392	0.2
133,729		6.000%, due 01/20/24	143,016	0.0
230,025		6.000%, due 10/15/25	264,108	0.0
535,083		6.000%, due 04/15/26	606,638	0.1
144,118		6.000%, due 10/20/27	160,860	0.0
218,263		6.000%, due 05/15/29	239,429	0.0
800,128	^	6.000%, due 01/20/34	161,231	0.0
161,131		6.000%, due 10/20/34	183,858	0.0
861,188		6.000%, due 04/20/36	995,245	0.1
369,795		6.000%, due 03/15/37	415,682	0.0
330,920		6.000%, due 09/20/37	370,142	0.0
4,220,060		6.000%, due 10/20/37	4,907,001	0.5
2,273,944		6.000%, due 03/20/38	2,894,596	0.3
30,321		6.000%, due 05/20/38	33,022	0.0
362,536		6.000%, due 08/20/38	385,776	0.0
102,441		6.000%, due 09/20/38	109,008	0.0
156,619		6.000%, due 10/20/38	166,659	0.0
241,366		6.000%, due 11/15/38	271,083	0.0
311,417		6.000%, due 12/15/38	354,298	0.0
314,528		6.000%, due 12/15/38	353,258	0.0
2,396,582		6.000%, due 07/16/39	2,994,980	0.3
812,270		6.000%, due 08/15/39	944,191	0.1
802,994		6.000%, due 08/15/39	933,329	0.1
2,571,185		6.000%, due 08/16/39	2,951,977	0.3
713,075		6.000%, due 10/20/39	861,507	0.1
2,123,551	^	6.000%, due 01/16/40	831,282	0.1
12,284,538	^	6.006%, due 04/16/39	1,631,347	0.2
5,423,651	^	6.098%, due 09/20/37	967,986	0.1
4,838,422	^	6.098%, due 09/20/38	499,441	0.1
2,961,625	^	6.156%, due 05/16/38	534,455	0.1
2,616,623	^	6.298%, due 11/20/34	520,786	0.1
4,826,696	^	6.306%, due 09/16/40	896,499	0.1
9,740,358	^	6.306%, due 04/16/42	2,167,406	0.2
2,320,438	^	6.426%, due 02/16/35	420,148	0.0
173,564		6.490%, due 01/15/28	198,421	0.0
61,670		6.500%, due 07/20/29	70,653	0.0
60,385		6.500%, due 07/20/32	62,392	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,459	6.500%, due 09/20/34	$2,795	0.0
117,569	6.500%, due 05/20/38	126,214	0.0
3,472	6.750%, due 08/15/28	3,976	0.0
360,901	7.000%, due 05/16/32	416,280	0.0
1,205,932	^ 7.256%, due 10/16/29	265,074	0.0
439,078	7.269%, due 03/17/33	475,710	0.0
20,754	7.500%, due 08/20/27	24,908	0.0
364,627	7.500%, due 02/20/34	373,972	0.0
3,798,375	^ 7.500%, due 04/16/37	1,222,230	0.1
1,396,413	7.500%, due 08/20/39	1,733,264	0.2
1,387,272	7.500%, due 08/20/39	1,938,047	0.2
39,053	8.598%, due 04/20/34	40,633	0.0
1,016,339	13.611%, due 09/16/31	1,271,410	0.1
51,827	15.196%, due 01/20/32	69,052	0.0
103,973	18.999%, due 09/20/37	144,991	0.0
322,722	19.967%, due 02/16/32	443,779	0.0
252,461	24.037%, due 04/16/37	331,695	0.0
		996,504,306	90.5

	Total U.S. Government Agency Obligations
	(Cost $1,192,332,842)	1,203,723,307	109.3

	Total Investments in Securities (Cost $1,208,443,949)	$1,219,473,927	110.7
	Liabilities in Excess of Other Assets	(117,860,769)	(10.7)
	Net Assets	$1,101,613,158	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $1,209,739,853.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,266,571
Gross Unrealized Depreciation	(4,532,497)

Net Unrealized Appreciation	$9,734,074

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$15,750,620	$–	$15,750,620
U.S. Government Agency Obligations	–	1,203,723,307	–	1,203,723,307
Total Investments, at fair value	$–	$1,219,473,927	$–	$1,219,473,927
Other Financial Instruments+
Futures	431,663	–	–	431,663
Total Assets	$431,663	$1,219,473,927	$–	$1,219,905,590
Liabilities Table
Other Financial Instruments+
Futures	$(20,062)	$–	$–	$(20,062)
Total Liabilities	$(20,062)	$–	$–	$(20,062)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	20	03/31/16	$4,344,688	$402
			$4,344,688	$402
Short Contracts
U.S. Treasury 10-Year Note	(448)	03/21/16	(56,406,000)	225,190
U.S. Treasury 5-Year Note	(531)	03/31/16	(62,828,085)	206,071
U.S. Treasury Long Bond	(73)	03/21/16	(11,223,750)	(20,062)
			$(130,457,835)	$411,199

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya GNMA Income Fund as of December 31, 2015 were as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$431,663
Total Asset Derivatives		$431,663

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$20,062
Total Liability Derivatives		$20,062

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
		Basic Materials: 5.0%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$498,550	0.1
1,240,000		ArcelorMittal, 5.125%, 06/01/20	1,035,400	0.2
1,240,000		ArcelorMittal, 6.125%, 06/01/25	908,300	0.2
1,635,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	1,585,950	0.3
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,431,412	0.3
920,000	#	Constellium NV, 5.750%, 05/15/24	630,200	0.1
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,385,625	0.3
1,105,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	643,662	0.1
1,646,599		FMG Resources August 2006 Pty Ltd, 2.750%, 06/28/19	1,236,092	0.2
1,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	710,000	0.1
1,450,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,141,875	0.2
1,550,000		Huntsman International LLC, 4.875%, 11/15/20	1,422,125	0.3
780,000	#	Huntsman International LLC, 5.125%, 11/15/22	705,900	0.1
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,042,500	0.2
2,000,000	±	Momentive Performance Materials, Inc., 8.875%, 10/15/20	–	–
110,000	#	Platform Specialty Products Corp., 10.375%, 05/01/21	110,000	0.0
1,000,000		PolyOne Corp., 5.250%, 03/15/23	980,000	0.2
1,250,000	#	PQ Corp., 8.750%, 05/01/18	1,217,188	0.2
307,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	264,788	0.0
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	392,500	0.1
1,110,000	#	SPCM SA, 6.000%, 01/15/22	1,134,975	0.2
925,000		Steel Dynamics, Inc., 5.125%, 10/01/21	860,250	0.2
925,000		Steel Dynamics, Inc., 5.500%, 10/01/24	846,375	0.2
1,000,000		Tronox Finance LLC, 6.375%, 08/15/20	606,800	0.1
1,500,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,342,500	0.3
1,940,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,050,338	0.4
1,605,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,625,062	0.3
555,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	562,631	0.1
			26,370,998	5.0

		Communications: 20.9%
1,000,000	#	Alcatel-Lucent USA, Inc., 6.750%, 11/15/20	1,057,500	0.2
600,000	#	Altice Financing SA, 6.500%, 01/15/22	595,500	0.1
905,000	#	Altice Financing SA, 6.625%, 02/15/23	895,950	0.2
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	970,000	0.2
1,970,000	#	Altice SA, 7.625%, 02/15/25	1,704,050	0.3
2,170,000	#	Altice SA, 7.750%, 05/15/22	1,963,850	0.4
34,781	#	American Media, Inc., 13.500%, 06/15/18	34,824	0.0
615,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	617,306	0.1
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,822,187	0.3
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	677,219	0.1
2,395,000	#	CCOH Safari LLC, 5.750%, 02/15/26	2,406,975	0.5
2,050,000		CenturyLink, Inc., 5.625%, 04/01/20	2,034,625	0.4
1,995,000		CenturyLink, Inc., 5.800%, 03/15/22	1,835,899	0.4
735,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	753,375	0.1
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	261,562	0.1
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	714,487	0.1
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	95,944	0.0
1,530,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,419,075	0.3
1,500,000	#,&	CommScope Holding Co., Inc., 6.625%, 06/01/20	1,522,500	0.3
1,240,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,196,600	0.2
2,585,000		CSC Holdings LLC, 5.250%, 06/01/24	2,274,800	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
750,000		DISH DBS Corp., 5.125%, 05/01/20	$744,375	0.1
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	930,900	0.2
1,300,000		DISH DBS Corp., 5.875%, 07/15/22	1,215,500	0.2
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,080,700	0.2
1,000,000		Equinix, Inc., 4.875%, 04/01/20	1,044,500	0.2
965,000		Equinix, Inc., 5.375%, 04/01/23	989,125	0.2
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	845,000	0.2
200,000		Frontier Communications Corp., 8.250%, 04/15/17	210,750	0.0
560,000	#	Frontier Communications Corp., 8.875%, 09/15/20	568,400	0.1
705,000	#	Frontier Communications Corp., 10.500%, 09/15/22	702,356	0.1
1,400,000	#	Frontier Communications Corp., 11.000%, 09/15/25	1,389,500	0.3
1,725,000		GCI, Inc., 6.875%, 04/15/25	1,772,437	0.3
1,950,000		Gray Television, Inc., 7.500%, 10/01/20	2,010,937	0.4
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	875,531	0.2
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	395,000	0.1
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	437,500	0.1
940,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	822,500	0.2
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	455,000	0.1
2,000,000		Lamar Media Corp., 5.875%, 02/01/22	2,110,000	0.4
2,295,000	#	Level 3 Financing, Inc., 5.125%, 05/01/23	2,286,394	0.4
1,200,000	#	Level 3 Financing, Inc., 5.375%, 01/15/24	1,209,000	0.2
780,000		LIN Television Corp., 5.875%, 11/15/22	778,050	0.1
1,607,000		LIN Television Corp., 6.375%, 01/15/21	1,689,359	0.3
1,500,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	1,473,750	0.3
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	656,454	0.1
1,750,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	1,776,250	0.3
1,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23	1,017,500	0.2
875,000	#	Neptune Finco Corp., 6.625%, 10/15/25	912,187	0.2
2,530,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,656,500	0.5
1,500,000		Netflix, Inc., 5.750%, 03/01/24	1,548,750	0.3
800,000	#	Netflix, Inc., 5.875%, 02/15/25	824,000	0.2
1,500,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,539,375	0.3
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,273,438	0.2
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	569,969	0.1
2,925,000	#	Numericable Group SA, 6.250%, 05/15/24	2,829,938	0.5
1,750,000	#	Numericable Group SA, 6.000%, 05/15/22	1,701,875	0.3
1,830,000	#	Plantronics, Inc., 5.500%, 05/31/23	1,825,425	0.3
665,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	645,050	0.1
1,000,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	1,052,500	0.2
1,650,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	1,691,250	0.3
500,000		Sinclair Television Group, Inc., 6.375%, 11/01/21	517,500	0.1
2,060,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,134,675	0.4
1,160,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,215,100	0.2
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	983,500	0.2
3,845,000		Sprint Corp., 7.125%, 06/15/24	2,816,463	0.5
2,000,000		Sprint Corp., 7.250%, 09/15/21	1,495,000	0.3
2,500,000		Sprint Nextel Corp., 6.000%, 11/15/22	1,800,000	0.3
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	701,575	0.1
1,420,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,441,300	0.3
850,000	#	TEGNA, Inc., 5.500%, 09/15/24	852,125	0.2
1,750,000		TEGNA, Inc., 6.375%, 10/15/23	1,850,625	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	$409,080	0.1
1,250,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,287,500	0.2
780,000		T-Mobile USA, Inc., 6.250%, 04/01/21	807,300	0.2
1,000,000		T-Mobile USA, Inc., 6.000%, 03/01/23	1,015,000	0.2
800,000		T-Mobile USA, Inc., 6.500%, 01/15/26	809,592	0.2
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,047,500	0.2
800,000		T-Mobile USA, Inc., 6.731%, 04/28/22	836,000	0.2
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	259,375	0.1
2,500,000	#	Tribune Media Co., 5.875%, 07/15/22	2,506,250	0.5
250,000	#	Univision Communications, Inc., 5.125%, 02/15/25	238,125	0.0
3,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,902,500	0.6
1,000,000	#	Univision Communications, Inc., 6.750%, 09/15/22	1,040,000	0.2
2,360,000	#	West Corp., 5.375%, 07/15/22	2,044,350	0.4
1,200,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,191,000	0.2
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,241,225	0.2
2,045,000		Windstream Corp., 7.500%, 04/01/23	1,548,679	0.3
2,140,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,033,000	0.4
			110,435,592	20.9

		Consumer, Cyclical: 15.7%
1,470,000		Affinia Group, Inc., 7.750%, 05/01/21	1,503,516	0.3
1,070,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	1,088,725	0.2
1,000,000		AMC Entertainment, Inc., 5.750%, 06/15/25	1,007,500	0.2
500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	510,000	0.1
1,340,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,232,800	0.2
2,095,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,173,562	0.4
250,000	#	Asbury Automotive Group, Inc., 6.000%, 12/15/24	259,375	0.0
2,070,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	1,769,850	0.3
1,500,000	#	BMC Stock Holdings, Inc., 9.000%, 09/15/18	1,567,500	0.3
1,570,000		Boyd Gaming Corp., 6.875%, 05/15/23	1,621,025	0.3
1,920,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	1,833,600	0.3
420,000		Caleres, Inc., 6.250%, 08/15/23	415,800	0.1
1,535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,577,212	0.3
830,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	852,825	0.2
1,080,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	604,800	0.1
1,615,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,639,225	0.3
1,315,000		Century Communities, Inc., 6.875%, 05/15/22	1,213,087	0.2
1,960,000		Dana Holding Corp., 5.500%, 12/15/24	1,911,000	0.4
415,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	430,563	0.1
2,085,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	2,184,037	0.4
820,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	809,750	0.2
970,000		Goodyear Tire & Rubber Co/The, 5.125%, 11/15/23	999,100	0.2
825,000	#	Guitar Center, Inc., 6.500%, 04/15/19	705,375	0.1
900,000	#	Guitar Center, Inc., 9.625%, 04/15/20	634,500	0.1
1,400,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,433,250	0.3
2,690,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,394,100	0.4
860,000	#	International Game Technology PLC, 5.625%, 02/15/20	851,400	0.2
900,000	#	International Game Technology PLC, 6.250%, 02/15/22	846,000	0.2
865,000	#	International Game Technology PLC, 6.500%, 02/15/25	765,525	0.1
2,720,000		JC Penney Corp., Inc., 8.125%, 10/01/19	2,475,200	0.5
1,450,000		LKQ Corp., 4.750%, 05/15/23	1,366,625	0.3
1,700,000	#	M/I Homes, Inc., 6.750%, 01/15/21	1,678,750	0.3
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,830,000	0.3
1,000,000		Meritage Homes Corp., 7.150%, 04/15/20	1,057,500	0.2
1,065,000		Meritage Homes Corp., 7.000%, 04/01/22	1,120,913	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,665,000		Meritor, Inc., 6.250%, 02/15/24	$1,431,900	0.3
1,000,000		MGM Resorts International, 5.250%, 03/31/20	995,000	0.2
1,500,000		MGM Resorts International, 6.000%, 03/15/23	1,492,500	0.3
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,599,375	0.3
500,000		MGM Resorts International, 8.625%, 02/01/19	556,405	0.1
1,678,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	1,736,730	0.3
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	306,000	0.1
250,000	#	Neiman Marcus Group LLC., 8.000%, 10/15/21	186,250	0.0
1,750,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	1,093,750	0.2
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,552,725	0.3
900,000	#	Party City Holdings, Inc., 6.125%, 08/15/23	877,500	0.2
2,085,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,165,794	0.4
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	270,000	0.0
1,685,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	1,743,975	0.3
600,000		Ryland Group, Inc., 5.375%, 10/01/22	606,000	0.1
750,000		Ryland Group, Inc., 6.625%, 05/01/20	821,250	0.2
2,000,000	#	Schaeffler Finance BV, 4.250%, 05/15/21	1,995,000	0.4
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	270,000	0.0
1,351,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,394,908	0.3
790,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	758,400	0.1
1,185,000		Scientific Games International, Inc., 10.000%, 12/01/22	847,275	0.2
420,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	432,600	0.1
420,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	433,650	0.1
2,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	1,910,000	0.4
1,910,000		Springs Industries, Inc., 6.250%, 06/01/21	1,900,450	0.4
1,100,000		CalAtlantic Group, Inc., 8.375%, 01/15/21	1,281,500	0.2
1,425,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	1,403,625	0.3
1,450,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,435,500	0.3
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	835,496	0.2
1,500,000		US Airways Group, Inc., 6.125%, 06/01/18	1,530,000	0.3
1,830,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,743,075	0.3
245,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	237,038	0.0
1,960,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	1,705,200	0.3
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	1,175,625	0.2
			83,088,486	15.7

		Consumer, Non-cyclical: 22.5%
1,660,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,560,400	0.3
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/23	950,000	0.2
1,750,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	1,828,750	0.3
1,311,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,397,028	0.3
830,000	#	Alere, Inc., 6.375%, 07/01/23	778,125	0.1
1,210,000		Amsurg Corp., 5.625%, 11/30/20	1,234,200	0.2
1,805,000		Amsurg Corp., 5.625%, 07/15/22	1,793,719	0.3
1,860,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,646,100	0.3
1,150,000		ARAMARK Corp., 5.750%, 03/15/20	1,191,687	0.2
2,500,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	2,618,750	0.5
1,320,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	1,128,600	0.2
835,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	845,437	0.2
1,250,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,081,250	0.2
1,836,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,863,540	0.4
1,430,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,294,150	0.2
1,913,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,868,762	0.4
1,245,000	#	CEB, Inc., 5.625%, 06/15/23	1,238,775	0.2
2,085,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,116,275	0.4
710,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	560,012	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	$606,000	0.1
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	953,750	0.2
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	190,237	0.0
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	253,125	0.1
1,250,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,228,125	0.2
1,710,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,769,850	0.3
1,340,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,342,512	0.3
595,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	575,662	0.1
1,035,000	#	Endo Finance LLC, 5.875%, 01/15/23	1,019,475	0.2
620,000	#	Endo Finance LLC, 6.000%, 07/15/23	620,000	0.1
2,165,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,132,525	0.4
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	591,000	0.1
3,120,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,315,000	0.6
1,080,000		HCA, Inc., 5.250%, 04/15/25	1,090,800	0.2
2,815,000		HCA, Inc., 5.375%, 02/01/25	2,783,331	0.5
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,002,500	0.4
1,630,000		HealthSouth Corp., 5.750%, 11/01/24	1,562,762	0.3
250,000	#	HealthSouth Corp., 5.750%, 11/01/24	239,687	0.0
1,500,000		Hertz Corp., 6.750%, 04/15/19	1,536,000	0.3
2,305,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,362,625	0.4
1,480,000		Immucor, Inc., 11.125%, 08/15/19	1,354,200	0.3
2,095,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,047,862	0.4
750,000	#	Jarden Corp., 5.000%, 11/15/23	770,625	0.1
830,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	726,250	0.1
750,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	682,500	0.1
1,150,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	1,147,125	0.2
2,000,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,040,000	0.4
1,245,540		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,201,946	0.2
1,460,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	1,445,400	0.3
1,975,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	1,994,750	0.4
615,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23	587,325	0.1
880,000	#	MEDNAX, Inc., 5.250%, 12/01/23	886,600	0.2
2,080,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,872,000	0.4
1,315,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	1,318,288	0.3
2,625,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,638,125	0.5
2,325,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,313,375	0.4
1,500,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,563,750	0.3
900,000	#	Post Holdings, Inc., 7.750%, 03/15/24	945,000	0.2
1,150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,221,875	0.2
1,635,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,034,138	0.2
1,250,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,298,438	0.2
1,250,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	1,234,375	0.2
750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	756,563	0.1
585,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	524,306	0.1
500,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	464,375	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	475,000	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	778,313	0.1
1,495,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	1,498,738	0.3
420,000		ServiceMaster Co., 7.450%, 08/15/27	420,000	0.1
1,500,000		ServiceMaster Company, 3.250%, 07/01/21	1,490,625	0.3
1,050,000	#	Shearer's Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,111,688	0.2
855,000	#	Spectrum Brands, Inc., 5.750%, 07/15/25	880,650	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,100,000		Spectrum Brands, Inc., 6.375%, 11/15/20	$1,174,250	0.2
1,440,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	1,378,800	0.3
440,000	#	Team Health, Inc., 7.250%, 12/15/23	456,500	0.1
1,580,000		Teleflex, Inc., 5.250%, 06/15/24	1,580,000	0.3
1,000,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,057,500	0.2
595,000		Tenet Healthcare Corp., 6.250%, 11/01/18	629,213	0.1
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	1,886,125	0.4
1,910,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,775,106	0.3
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,002,500	0.2
750,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	757,500	0.1
1,500,000		United Rentals North America, Inc., 6.125%, 06/15/23	1,541,250	0.3
385,000		United Rentals North America, Inc., 7.375%, 05/15/20	407,138	0.1
785,000		United Rentals North America, Inc., 7.625%, 04/15/22	842,855	0.2
1,250,000		US Foods, Inc., 8.500%, 06/30/19	1,290,625	0.2
2,750,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	2,433,750	0.5
2,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,005,000	0.4
1,500,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/18	1,494,000	0.3
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	994,250	0.2
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	475,300	0.1
420,000	#	VRX Escrow Corp., 5.375%, 03/15/20	396,900	0.1
995,000	#	VRX Escrow Corp., 5.875%, 05/15/23	893,013	0.2
920,000	#	VRX Escrow Corp., 6.125%, 04/15/25	823,400	0.2
1,740,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,844,400	0.4
			119,034,106	22.5

		Diversified: 1.4%
1,900,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,857,250	0.3
2,595,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	2,579,430	0.5
715,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	706,063	0.1
1,440,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	1,476,000	0.3
779,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	801,396	0.2
			7,420,139	1.4

		Energy: 6.6%
1,055,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	374,525	0.1
1,500,000		Antero Resources Corp., 5.125%, 12/01/22	1,147,500	0.2
1,970,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	1,369,150	0.3
1,290,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	1,128,750	0.2
750,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	641,250	0.1
820,000		Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	668,300	0.1
750,000		Chaparral Energy, Inc., 7.625%, 11/15/22	176,250	0.0
895,000		Chaparral Energy, Inc., 8.250%, 09/01/21	219,275	0.0
2,275,000		Chesapeake Energy Corp., 6.125%, 02/15/21	652,925	0.1
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	354,000	0.1
1,500,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	1,050,000	0.2
1,800,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	1,696,500	0.3
250,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.750%, 02/15/23	236,250	0.0
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,116,000	0.2
1,240,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	626,200	0.1
820,000	#	Halcon Resources Corp., 8.625%, 02/01/20	568,875	0.1
1,750,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,461,250	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	$107,500	0.0
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	107,500	0.0
1,345,000		Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	228,650	0.0
525,000		Linn Energy LLC / Linn Energy Finance Corp., 7.750%, 02/01/21	78,750	0.0
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	692,350	0.1
1,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	457,500	0.1
1,050,000		Memorial Resource Development Corp., 5.875%, 07/01/22	924,000	0.2
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,015,050	0.4
825,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	552,750	0.1
1,235,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	1,130,025	0.2
1,655,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,434,764	0.3
360,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	319,497	0.1
1,950,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,803,750	0.3
360,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	257,400	0.1
1,690,000		Sanchez Energy Corp., 6.125%, 01/15/23	921,050	0.2
1,995,000		SemGroup Corp., 7.500%, 06/15/21	1,795,500	0.3
1,835,000		Seventy Seven Energy, Inc., 6.500%, 07/15/22	298,187	0.1
600,000		SM Energy Co., 6.500%, 01/01/23	444,000	0.1
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	855,000	0.2
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	312,500	0.1
520,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	325,000	0.1
405,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	253,125	0.0
102,000		SunCoke Energy, Inc., 7.625%, 08/01/19	99,450	0.0
1,725,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	1,630,125	0.3
1,645,000	#	Talos Production LLC, 9.750%, 02/15/18	715,575	0.1
545,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	465,975	0.1
2,000,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,910,000	0.4
1,865,000		WPX Energy, Inc., 6.000%, 01/15/22	1,314,825	0.3
			34,936,798	6.6

		Financial: 6.7%
2,935,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.500%, 05/15/21	2,990,031	0.6
210,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	215,512	0.0
1,800,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	1,719,000	0.3
500,000		Ally Financial, Inc., 3.125%, 01/15/16	500,312	0.1
1,000,000		Ally Financial, Inc., 3.500%, 01/27/19	988,750	0.2
2,000,000		Ally Financial, Inc., 4.125%, 03/30/20	1,995,000	0.4
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,700,625	0.3
735,000		Ally Financial, Inc., 8.000%, 03/15/20	839,737	0.2
1,480,000		CBRE Services, Inc., 5.250%, 03/15/25	1,501,966	0.3
520,000		CIT Group, Inc., 4.250%, 08/15/17	533,000	0.1
1,500,000		CIT Group, Inc., 5.250%, 03/15/18	1,552,500	0.3
250,000		CIT Group, Inc., 5.375%, 05/15/20	262,500	0.0
250,000		CIT Group, Inc., 5.000%, 05/15/17	258,125	0.0
1,060,000		CIT Group, Inc., 5.000%, 08/15/22	1,091,143	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	$306,675	0.1
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	488,750	0.1
1,225,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,050,437	0.2
1,650,000		Crown Castle International Corp., 5.250%, 01/15/23	1,740,750	0.3
300,000		Equinix, Inc., 5.750%, 01/01/25	308,250	0.1
1,650,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	1,617,000	0.3
500,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	496,750	0.1
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,012,150	0.2
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,190,263	0.2
510,000		International Lease Finance Corp., 6.250%, 05/15/19	547,612	0.1
470,000		International Lease Finance Corp., 8.250%, 12/15/20	556,950	0.1
900,000		Iron Mountain, Inc., 5.750%, 08/15/24	871,875	0.2
435,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	460,013	0.1
335,000		iStar Financial, Inc., 4.000%, 11/01/17	329,305	0.1
670,000		iStar Financial, Inc., 5.000%, 07/01/19	653,250	0.1
1,965,000		Navient Corp., 5.875%, 10/25/24	1,579,369	0.3
1,250,000		Navient Corp., 6.125%, 03/25/24	1,023,438	0.2
1,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,049,400	0.2
1,290,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,327,088	0.2
400,000		Springleaf Finance Corp., 5.250%, 12/15/19	381,000	0.1
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	617,313	0.1
1,200,000		Synovus Financial Corp., 5.125%, 06/15/17	1,233,000	0.2
500,000		United Rentals North America, Inc., 5.750%, 11/15/24	497,500	0.1
			35,486,339	6.7

		Industrial: 8.2%
1,509,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	1,527,862	0.3
370,000		AECOM, 5.750%, 10/15/22	382,487	0.1
2,120,000		AECOM, 5.875%, 10/15/24	2,170,350	0.4
125,000		Allegion PLC, 5.875%, 09/15/23	127,812	0.0
1,165,000		Anixter, Inc., 5.625%, 05/01/19	1,215,969	0.2
1,669,649	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	1,653,988	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.750%, 01/31/21	965,000	0.2
88,235	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	87,132	0.0
830,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	842,450	0.2
1,480,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,147,000	0.2
250,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	242,812	0.0
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,244,375	0.4
1,765,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	1,809,125	0.3
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,455,000	0.3
1,250,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,262,500	0.2
205,000	#	EnerSys, 5.000%, 04/30/23	205,000	0.0
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	962,500	0.2
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,247,000	0.2
860,000		GCI, Inc., 6.750%, 06/01/21	877,200	0.2
500,000		Headwaters, Inc., 7.250%, 01/15/19	513,750	0.1
1,110,000		Kemet Corp., 10.500%, 05/01/18	949,050	0.2
1,265,000	#	Masonite International Corp., 5.625%, 03/15/23	1,312,438	0.3
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	468,750	0.1
1,600,000		Nortek, Inc., 8.500%, 04/15/21	1,668,160	0.3
1,230,000	#	Orbital ATK, Inc., 5.500%, 10/01/23	1,254,600	0.2
225,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	228,797	0.0

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,975,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	$2,033,016	0.4
2,120,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,950,400	0.4
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	1,940,000	0.4
1,625,000	#	Sanmina Corp., 4.375%, 06/01/19	1,637,188	0.3
1,030,000		SBA Communications Corp., 4.875%, 07/15/22	1,018,413	0.2
500,000	#	Sealed Air Corp., 4.875%, 12/01/22	503,125	0.1
1,000,000	#	Sealed Air Corp., 5.125%, 12/01/24	1,005,000	0.2
500,000	#	Sealed Air Corp., 5.500%, 09/15/25	511,250	0.1
440,000	#	Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	435,600	0.1
820,000	#	TransDigm, Inc., 6.500%, 05/15/25	797,450	0.2
1,000,000		TransDigm, Inc., 6.500%, 07/15/24	999,500	0.2
1,000,000		TransDigm, Inc., 6.000%, 07/15/22	982,500	0.2
1,485,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	1,481,288	0.3
1,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,143,750	0.2
325,000	#,&	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	162,906	0.0
			43,422,493	8.2

		Lodging & Casinos: 0.4%
2,180,000		Station Casinos LLC Term Loan, 3.250%, 03/01/20	2,142,759	0.4

		Retailers (Except Food & Drug): 0.5%
2,500,000		Party City Holdings Inc. 2015 Term Loan B, 3.250%, 08/19/22	2,433,595	0.5

		Technology: 5.5%
1,000,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	1,033,750	0.2
1,545,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	1,641,562	0.3
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	1,220,675	0.2
1,040,000	#	Audatex North America, Inc., 6.125%, 11/01/23	1,050,400	0.2
770,000	#	Audatex North America, Inc., 6.000%, 06/15/21	778,662	0.2
1,750,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,170,312	0.2
900,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	561,375	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,575,000	0.3
800,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	847,000	0.2
500,000	#	Emdeon, Inc., 6.000%, 02/15/21	466,250	0.1
1,795,000		Emdeon, Inc., 11.000%, 12/31/19	1,878,019	0.4
1,395,000	#	Entegris, Inc., 6.000%, 04/01/22	1,417,669	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	498,750	0.1
1,265,000	#	First Data Corp., 5.375%, 08/15/23	1,274,487	0.2
1,000,000	#	First Data Corp., 5.750%, 01/15/24	987,500	0.2
3,000,000	#	First Data Corp., 7.000%, 12/01/23	3,007,500	0.6
476,000	#,&	First Data Corp., 8.750%, 01/15/22	497,944	0.1
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	774,375	0.1
1,640,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,191,050	0.2
1,000,000	#	Infor US, Inc., 5.750%, 08/15/20	1,010,000	0.2
590,000	#	MSCI, Inc., 5.250%, 11/15/24	600,325	0.1
625,000	#	MSCI, Inc., 5.750%, 08/15/25	642,188	0.1
750,000		NCR Corp., 5.000%, 07/15/22	730,313	0.1
1,300,000		NCR Corp., 6.375%, 12/15/23	1,285,375	0.2
1,720,000	#	Open Text Corp., 5.625%, 01/15/23	1,707,100	0.3
440,000	#	Qorvo, Inc., 6.750%, 12/01/23	449,900	0.1
440,000	#	Qorvo, Inc., 7.000%, 12/01/25	454,300	0.1
345,000	#	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26	359,663	0.1
			29,111,444	5.5

		Utilities: 1.9%
710,000		AES Corp., 7.375%, 07/01/21	727,750	0.1
1,225,000		Calpine Corp., 5.375%, 01/15/23	1,105,563	0.2
1,725,000		Calpine Corp., 5.750%, 01/15/25	1,528,781	0.3
750,000	#	Calpine Corp., 6.000%, 01/15/22	777,892	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	502,500	0.1
1,000,000		DPL, Inc., 7.250%, 10/15/21	955,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,500,000	# LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	$1,492,500	0.3
1,500,000	NRG Energy, Inc., 6.250%, 05/01/24	1,267,800	0.2
1,000,000	NRG Energy, Inc., 6.250%, 07/15/22	872,500	0.2
830,000	NRG Energy, Inc., 7.875%, 05/15/21	782,275	0.2
		10,012,561	1.9

	Total Corporate Bonds/Notes
	(Cost $545,056,162)	503,895,310	95.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: –%
Consumer Discretionary: –%
195	@ American Media, Inc.	–	–

Total Common Stock
	(Cost $7,957)	–	–

Total Long-Term Investments
	(Cost $545,064,119)	503,895,310	95.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Corporate Bonds/Notes: 0.4%
1,950,000	Ally Financial, Inc., 3.500%, 07/18/16
	(Cost $1,963,265)	1,959,750	0.4

	Commercial Paper: 1.6%
1,750,000	Duke Energy Corp., 0.470%, 01/21/16	1,749,527	0.3
2,000,000	Duke Energy Corp., 0.490%, 02/01/16	1,999,140	0.4
3,000,000	Hewlett Packard, 0.290%, 01/19/16	2,999,550	0.5
2,000,000	Hewlett Packard, 0.340%, 01/27/16	1,999,501	0.4
		8,747,718	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
7,729,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $7,729,000)	7,729,000	1.5

	Total Short-Term Investments
	(Cost $18,437,448)	18,436,468	3.5

	Total Investments in Securities (Cost $563,501,567)	$522,331,778	98.8
	Assets in Excess of Other Liabilities	6,286,355	1.2
	Net Assets	$528,618,133	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
±	Defaulted security

Cost for federal income tax purposes is $563,536,871.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,039,784
Gross Unrealized Depreciation	(45,244,877)

Net Unrealized Depreciation	$(41,205,093)

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Corporate Bonds/Notes	–	503,895,310	–	503,895,310
Short-Term Investments	7,729,000	10,707,468	–	18,436,468
Total Investments, at fair value	$7,729,000	$514,602,778	$–	$522,331,778

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.7%
		Basic Materials: 1.0%
510,000		Albemarle Corp., 3.000%, 12/01/19	$500,860	0.0
2,564,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,244,403	0.1
2,000,000	L	ArcelorMittal, 6.500%, 03/01/21	1,619,780	0.0
431,000		Barrick Gold Corp., 4.100%, 05/01/23	370,330	0.0
1,490,000	#	BHP Billiton Finance USA Ltd., 6.750%, 10/19/75	1,441,575	0.0
1,200,000	#,L	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	1,133,060	0.0
2,020,000		Eastman Chemical Co., 2.700%, 01/15/20	2,002,759	0.1
1,680,000		Eastman Chemical Co., 3.800%, 03/15/25	1,631,072	0.1
1,861,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	1,852,601	0.1
1,960,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	1,959,696	0.1
1,860,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	1,842,931	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,352,238	0.0
2,834,000	#,L	Glencore Funding LLC, 2.875%, 04/16/20	2,212,646	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,030,090	0.0
2,010,000	L	Huntsman International LLC, 4.875%, 11/15/20	1,844,175	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,765,575	0.1
2,810,000		PolyOne Corp., 5.250%, 03/15/23	2,753,800	0.1
			27,557,591	1.0

		Communications: 4.5%
3,132,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,091,209	0.1
2,455,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	2,353,957	0.1
800,000	#	Altice Financing SA, 6.625%, 02/15/23	792,000	0.0
2,824,000		AT&T, Inc., 3.400%, 05/15/25	2,719,845	0.1
3,215,000		AT&T, Inc., 4.800%, 06/15/44	2,956,324	0.1
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,033,655	0.0
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	780,700	0.0
2,098,000		CBS Corp., 2.300%, 08/15/19	2,076,672	0.1
3,488,000		CBS Corp., 3.700%, 08/15/24	3,400,123	0.1
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,026,587	0.0
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,509,375	0.1
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	488,062	0.0
2,459,000	#	CCO Safari II LLC, 4.464%, 07/23/22	2,453,199	0.1
3,537,000	#	CCO Safari II LLC, 4.908%, 07/23/25	3,538,864	0.1
920,000		CenturyLink, Inc., 6.750%, 12/01/23	865,950	0.0
5,472,000		Cisco Systems, Inc., 2.450%, 06/15/20	5,528,570	0.2
1,160,000		Cisco Systems, Inc., 3.000%, 06/15/22	1,180,945	0.0
2,696,000	#	Cox Communications, Inc., 3.850%, 02/01/25	2,476,551	0.1
772,000	#	Cox Communications, Inc., 4.500%, 06/30/43	566,676	0.0
2,000,000		CSC Holdings LLC, 5.250%, 06/01/24	1,760,000	0.1
1,683,000		Digicel Ltd., 6.000%, 04/15/21	1,426,343	0.0
707,000	#	Digicel Ltd., 6.750%, 03/01/23	593,880	0.0
4,854,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	4,894,337	0.2
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,402,365	0.0
510,000		DISH DBS Corp., 4.250%, 04/01/18	512,550	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,402,500	0.0
1,542,000		eBay, Inc., 2.875%, 08/01/21	1,519,667	0.1
1,605,000		eBay, Inc., 3.450%, 08/01/24	1,537,274	0.1
2,391,000		eBay, Inc., 4.000%, 07/15/42	1,895,236	0.1
2,463,000		Equinix, Inc., 5.375%, 04/01/23	2,524,575	0.1
2,135,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,868,125	0.1
1,380,000	#,L	Millicom International Cellular SA, 4.750%, 05/22/20	1,242,000	0.0
2,000,000	#	Millicom International Cellular SA, 6.625%, 10/15/21	1,857,500	0.1
2,575,000		Netflix, Inc., 5.750%, 03/01/24	2,658,687	0.1
2,385,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	2,364,131	0.1
770,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	810,425	0.0
860,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	846,887	0.0
3,000,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	2,928,750	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,640,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	$2,772,000	0.1
2,110,000	#	SoftBank Group Corp., 4.500%, 04/15/20	2,104,725	0.1
2,035,000		TEGNA, Inc., 6.375%, 10/15/23	2,152,012	0.1
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,569,343	0.1
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	637,550	0.0
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,431,967	0.1
2,812,000		Time Warner Cable, Inc., 4.050%, 12/15/23	2,875,427	0.1
1,881,000		Time Warner Cable, Inc., 5.350%, 12/15/43	1,883,451	0.1
2,131,000		Time Warner Cable, Inc., 5.500%, 09/01/41	1,932,007	0.1
2,566,000		Time Warner Cable, Inc., 5.875%, 11/15/40	2,438,921	0.1
2,350,000		Time Warner, Inc., 4.850%, 07/15/45	2,244,870	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,420,578	0.0
1,000,000		T-Mobile USA, Inc., 5.250%, 09/01/18	1,022,700	0.0
575,000		T-Mobile USA, Inc., 6.250%, 04/01/21	595,125	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,467,288	0.1
1,395,000	#	Univision Communications, Inc., 5.125%, 02/15/25	1,328,738	0.0
2,350,000	#	UPCB Finance IV Ltd., 5.375%, 01/15/25	2,226,625	0.1
2,720,000		Verizon Communications, Inc., 3.000%, 11/01/21	2,716,907	0.1
4,186,000		Verizon Communications, Inc., 3.500%, 11/01/24	4,144,333	0.1
7,358,000		Verizon Communications, Inc., 4.150%, 03/15/24	7,578,998	0.3
1,042,000		Verizon Communications, Inc., 4.862%, 08/21/46	989,617	0.0
1,206,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,108,451	0.0
2,897,000		Verizon Communications, Inc., 5.050%, 03/15/34	2,893,185	0.1
4,814,000		Verizon Communications, Inc., 5.150%, 09/15/23	5,301,191	0.2
1,205,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,435,527	0.1
			131,156,032	4.5

		Consumer, Cyclical: 1.7%
3,715,000		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	3,710,356	0.1
2,970,000		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 09/22/27	3,003,412	0.1
1,375,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,412,813	0.1
500,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	507,500	0.0
2,074,000		CVS Health Corp., 3.500%, 07/20/22	2,114,462	0.1
3,670,000		CVS Health Corp., 5.125%, 07/20/45	3,881,010	0.1
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,386,968	0.0
2,091,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	2,055,058	0.1
3,020,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	3,016,729	0.1
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,255,912	0.0
1,755,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,754,077	0.1
2,666,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,591,925	0.1
1,335,000		General Motors Co., 4.875%, 10/02/23	1,371,914	0.0
1,608,000		Johnson Controls, Inc., 4.625%, 07/02/44	1,367,755	0.0
597,000		Kohls Corp., 4.750%, 12/15/23	610,568	0.0
2,616,000		Kohl's Corp., 5.550%, 07/17/45	2,443,334	0.1
4,510,000	L	McDonald's Corp., 3.375%, 05/26/25	4,428,328	0.2
3,197,000		McDonald's Corp., 3.700%, 01/30/26	3,201,840	0.1
2,900,000		McDonald's Corp., 4.875%, 12/09/45	2,927,008	0.1
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	1,822,140	0.1
1,528,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	1,480,021	0.1
335,000		Ryland Group, Inc., 6.625%, 05/01/20	366,825	0.0
1,680,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,734,600	0.1
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	953,615	0.0
			49,398,170	1.7

		Consumer, Non-cyclical: 6.8%
2,770,000		AbbVie, Inc., 2.500%, 05/14/20	2,745,425	0.1
1,510,000		AbbVie, Inc., 3.200%, 11/06/22	1,489,230	0.1
3,053,000		Actavis Funding SCS, 3.450%, 03/15/22	3,062,009	0.1
2,609,000		Actavis Funding SCS, 3.850%, 06/15/24	2,619,319	0.1
3,661,000		Altria Group, Inc., 2.625%, 01/14/20	3,671,090	0.1
1,951,000		Altria Group, Inc., 5.375%, 01/31/44	2,106,026	0.1
1,950,000		AmerisourceBergen Corp., 3.250%, 03/01/25	1,892,773	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
785,000		Amgen, Inc., 3.875%, 11/15/21	$819,261	0.0
2,901,000		Amsurg Corp., 5.625%, 07/15/22	2,882,869	0.1
827,000		Anthem, Inc., 3.500%, 08/15/24	809,025	0.0
5,200,000		AstraZeneca PLC, 1.750%, 11/16/18	5,187,603	0.2
3,230,000		AstraZeneca PLC, 2.375%, 11/16/20	3,211,818	0.1
2,773,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	2,786,532	0.1
2,920,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	2,982,841	0.1
2,180,000	#	BAT International Finance PLC, 3.500%, 06/15/22	2,239,250	0.1
2,506,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,530,591	0.1
1,983,000		Becton Dickinson and Co., 1.800%, 12/15/17	1,981,166	0.1
1,983,000		Becton Dickinson and Co., 2.675%, 12/15/19	1,996,207	0.1
3,085,000		Becton Dickinson and Co., 3.734%, 12/15/24	3,119,062	0.1
3,710,000		Biogen, Inc., 4.050%, 09/15/25	3,736,523	0.1
1,882,000		Cardinal Health, Inc., 2.400%, 11/15/19	1,883,692	0.1
3,463,000		Celgene Corp., 2.250%, 05/15/19	3,435,705	0.1
2,858,000		Celgene Corp., 3.875%, 08/15/25	2,854,590	0.1
4,990,000		Coca-Cola Co., 0.875%, 10/27/17	4,972,994	0.2
6,240,000		Coca-Cola Co., 1.875%, 10/27/20	6,183,154	0.2
1,730,000		Danaher Corp., 2.400%, 09/15/20	1,731,278	0.1
1,240,000		Danaher Corp., 3.350%, 09/15/25	1,261,071	0.0
1,140,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	1,148,438	0.0
3,107,000		General Mills, Inc., 2.200%, 10/21/19	3,110,778	0.1
2,200,000		Gilead Sciences, Inc., 2.550%, 09/01/20	2,201,641	0.1
2,210,000		Gilead Sciences, Inc., 3.500%, 02/01/25	2,231,156	0.1
6,110,000		Gilead Sciences, Inc., 3.650%, 03/01/26	6,171,943	0.2
1,005,000		HCA, Inc., 5.250%, 04/15/25	1,015,050	0.0
1,500,000		HCA, Inc., 5.875%, 03/15/22	1,586,250	0.1
2,695,000		HealthSouth Corp., 5.125%, 03/15/23	2,593,938	0.1
3,120,000	#	HJ Heinz Co., 2.800%, 07/02/20	3,115,950	0.1
5,430,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	5,493,156	0.2
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,123,177	0.0
2,030,000	#	Imperial Tobacco Finance PLC, 2.950%, 07/21/20	2,036,770	0.1
2,290,000	#	Imperial Tobacco Finance PLC, 3.750%, 07/21/22	2,302,664	0.1
1,300,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	1,137,500	0.0
3,781,000		Kroger Co., 2.300%, 01/15/19	3,794,109	0.1
1,983,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	1,990,867	0.1
4,638,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	4,585,164	0.2
3,944,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,877,516	0.1
2,289,000		McKesson Corp., 2.284%, 03/15/19	2,281,895	0.1
1,670,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	1,672,121	0.1
464,000		Medtronic, Inc., 2.750%, 04/01/23	453,691	0.0
2,493,000		Medtronic, Inc., 3.150%, 03/15/22	2,522,759	0.1
4,121,000		Medtronic, Inc., 3.500%, 03/15/25	4,174,680	0.1
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,184,971	0.0
1,895,000		Medtronic, Inc., 4.375%, 03/15/35	1,918,252	0.1
5,080,000		Merck & Co., Inc., 2.350%, 02/10/22	4,992,243	0.2
2,170,000		Merck & Co., Inc., 2.750%, 02/10/25	2,115,242	0.1
1,690,000	#	Mylan NV, 3.750%, 12/15/20	1,693,723	0.1
390,000		Novartis Capital Corp., 3.000%, 11/20/25	385,275	0.0
4,080,000		Novartis Capital Corp., 4.000%, 11/20/45	4,009,665	0.1
3,720,000		PepsiCo, Inc., 2.150%, 10/14/20	3,706,939	0.1
2,701,000		Philip Morris International, Inc., 3.375%, 08/11/25	2,737,021	0.1
3,636,000		Philip Morris International, Inc., 4.250%, 11/10/44	3,521,070	0.1
1,160,000		Reynolds American, Inc., 4.450%, 06/12/25	1,216,132	0.0
1,050,000		Reynolds American, Inc., 5.700%, 08/15/35	1,153,824	0.0
4,001,000	#	Roche Holdings, Inc., 3.000%, 11/10/25	3,960,190	0.1
1,369,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	1,271,459	0.0
2,232,000		St Jude Medical, Inc., 2.800%, 09/15/20	2,235,277	0.1
1,434,000		St Jude Medical, Inc., 3.250%, 04/15/23	1,411,151	0.1
1,320,000		St Jude Medical, Inc., 4.750%, 04/15/43	1,295,008	0.0
3,277,000		Synchrony Financial, 3.750%, 08/15/21	3,279,025	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,370,000		Synchrony Financial, 3.000%, 08/15/19	$1,369,530	0.1
2,480,000		Sysco Corp., 2.600%, 10/01/20	2,486,537	0.1
2,405,000		Tenet Healthcare Corp., 6.000%, 10/01/20	2,543,288	0.1
3,236,000		Tyson Foods, Inc., 3.950%, 08/15/24	3,328,611	0.1
3,000,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,037,500	0.1
1,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	925,000	0.0
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	898,988	0.0
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	970,000	0.0
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,758,978	0.1
1,780,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	1,642,609	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,250,663	0.0
			197,110,488	6.8

		Diversified: 0.1%
2,760,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	2,717,502	0.1
1,445,000	#	Nemak SA de CV, 5.500%, 02/28/23	1,455,837	0.0
			4,173,339	0.1

		Energy: 3.0%
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	912,649	0.0
870,000		Antero Resources Corp., 5.375%, 11/01/21	700,350	0.0
850,000	#	Antero Resources Corp., 5.625%, 06/01/23	667,250	0.0
3,930,000		BP Capital Markets PLC, 2.315%, 02/13/20	3,875,829	0.1
1,876,000		BP Capital Markets PLC, 3.062%, 03/17/22	1,841,082	0.1
5,268,000		Cenovus Energy, Inc., 3.800%, 09/15/23	4,779,930	0.2
3,393,000		Chevron Corp., 2.419%, 11/17/20	3,378,437	0.1
2,120,000	#	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,925,115	0.1
719,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	595,072	0.0
1,843,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	1,587,437	0.1
1,652,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	1,265,848	0.1
1,402,000		Enable Midstream Partners L.P., 5.000%, 05/15/44	829,357	0.0
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	1,735,908	0.1
891,000		Enbridge, Inc., 3.500%, 06/10/24	747,887	0.0
504,000		Enbridge, Inc., 4.500%, 06/10/44	344,464	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	995,100	0.0
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,143,864	0.0
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	1,622,857	0.1
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,371,374	0.1
1,706,000	L	Ensco PLC, 4.500%, 10/01/24	1,176,821	0.0
2,170,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	1,952,115	0.1
1,270,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,164,524	0.0
2,020,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,656,156	0.1
1,810,000		FMC Technologies, Inc., 3.450%, 10/01/22	1,589,318	0.1
2,320,000		Halliburton Co., 2.700%, 11/15/20	2,295,703	0.1
1,254,000		Halliburton Co., 4.750%, 08/01/43	1,179,833	0.1
2,160,000		Halliburton Co., 4.850%, 11/15/35	2,125,857	0.1
285,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	237,975	0.0
1,270,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,083,023	0.0
1,766,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,338,743	0.1
3,848,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	3,332,637	0.1
1,310,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	974,651	0.0
2,620,000	L	Marathon Oil Corp., 3.850%, 06/01/25	2,113,006	0.1
1,070,000		Marathon Oil Corp., 5.200%, 06/01/45	764,212	0.0
2,627,000		Marathon Petroleum Corp., 4.750%, 09/15/44	2,154,923	0.1
863,000		Marathon Petroleum Corp., 5.000%, 09/15/54	693,194	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,263,131	0.1
2,500,000		Newfield Exploration Co., 5.375%, 01/01/26	2,081,250	0.1
3,118,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,050,785	0.1
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	621,166	0.0
1,443,000		Phillips 66, 2.950%, 05/01/17	1,463,062	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	$992,631	0.0
1,005,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	906,178	0.0
1,220,000		Rowan Cos, Inc., 5.850%, 01/15/44	738,006	0.0
2,350,000		Shell International Finance BV, 2.250%, 11/10/20	2,317,389	0.1
3,840,000		Shell International Finance BV, 3.250%, 05/11/25	3,756,922	0.1
910,000		Shell International Finance BV, 4.375%, 05/11/45	862,614	0.0
4,025,000		Statoil ASA, 2.450%, 01/17/23	3,823,179	0.1
850,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	736,794	0.0
910,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	677,767	0.0
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	799,739	0.0
1,070,000		Transocean, Inc., 4.300%, 10/15/22	572,450	0.0
4,626,000		Williams Partners L.P., 3.600%, 03/15/22	3,644,724	0.1
2,600,000	#,L	YPF SA, 8.875%, 12/19/18	2,635,750	0.1
			88,096,038	3.0

		Financial: 13.2%
3,112,000		Abbey National Treasury Services PLC/United Kingdom, 2.375%, 03/16/20	3,111,004	0.1
3,440,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	3,416,071	0.1
2,780,000	#	ABN AMRO Bank NV, 4.750%, 07/28/25	2,776,247	0.1
3,620,000		ACE INA Holdings, Inc., 2.300%, 11/03/20	3,598,048	0.1
3,513,600		Aegon NV, 2.142%, 07/29/49	2,804,960	0.1
2,194,000		American International Group, Inc., 3.750%, 07/10/25	2,179,985	0.1
2,876,000		American International Group, Inc., 3.875%, 01/15/35	2,544,596	0.1
88,000		American International Group, Inc., 8.175%, 05/15/68	115,940	0.0
3,000,000		American Express Credit Corp., 1.875%, 11/05/18	2,993,688	0.1
2,894,000		American Tower Corp., 3.400%, 02/15/19	2,971,397	0.1
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,471,209	0.0
5,270,000	#	Athene Global Funding, 2.875%, 10/23/18	5,187,108	0.2
1,594,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	1,590,302	0.1
2,330,000		AvalonBay Communities, Inc., 3.500%, 11/15/25	2,312,511	0.1
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	394,294	0.0
1,741,000		Bank of America Corp., 2.625%, 10/19/20	1,721,786	0.1
4,370,000		Bank of America Corp., 3.875%, 08/01/25	4,445,365	0.1
1,760,000		Bank of America Corp., 3.950%, 04/21/25	1,717,287	0.1
1,973,000		Bank of America Corp., 4.125%, 01/22/24	2,042,329	0.1
2,540,000		Bank of America Corp., 4.250%, 10/22/26	2,519,830	0.1
3,564,000		Bank of America Corp., 4.200%, 08/26/24	3,575,594	0.1
1,725,000		Bank of America Corp., 4.000%, 04/01/24	1,768,185	0.1
1,100,000		Bank of America Corp., 4.750%, 04/21/45	1,061,343	0.0
2,252,000	#	Banque Federative du Credit Mutuel SA, 2.750%, 10/15/20	2,263,715	0.1
3,158,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,371,891	0.1
3,718,000	#	BNP Paribas SA, 4.375%, 09/28/25	3,648,849	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,345,418	0.0
3,034,000	#	BPCE SA, 5.150%, 07/21/24	3,065,092	0.1
2,111,000	#	BPCE SA, 5.700%, 10/22/23	2,222,727	0.1
2,580,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	2,555,704	0.1
3,020,000		Citigroup, Inc., 1.800%, 02/05/18	3,011,022	0.1
2,911,000		Citigroup, Inc., 2.650%, 10/26/20	2,893,097	0.1
1,682,000		Citigroup, Inc., 3.500%, 05/15/23	1,656,556	0.1
3,360,000		Citigroup, Inc., 4.450%, 09/29/27	3,347,568	0.1
2,077,000		Citigroup, Inc., 4.000%, 08/05/24	2,062,166	0.1
4,457,000		Citigroup, Inc., 5.500%, 09/13/25	4,850,428	0.2
783,000		Citigroup, Inc., 6.675%, 09/13/43	963,391	0.0
5,130,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	5,053,230	0.2
3,057,000		Comerica, Inc., 3.800%, 07/22/26	3,017,137	0.1
3,282,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	3,344,896	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,490,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	$1,673,242	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,055,495	0.1
2,886,000		Corporate Office Properties L.P., 3.700%, 06/15/21	2,799,697	0.1
3,890,000	#	Credit Agricole SA, 4.375%, 03/17/25	3,774,339	0.1
4,386,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,736,003	0.2
2,699,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	2,612,516	0.1
3,190,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,193,452	0.1
3,014,000		Credit Suisse/New York NY, 1.750%, 01/29/18	3,006,366	0.1
6,923,000		Deutsche Bank AG/London, 1.875%, 02/13/18	6,867,471	0.2
4,567,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	4,539,164	0.2
805,000		Discover Financial Services, 3.850%, 11/21/22	799,474	0.0
367,000		Discover Financial Services, 6.450%, 06/12/17	388,006	0.0
1,840,000		Equity One, Inc., 3.750%, 11/15/22	1,779,563	0.1
1,850,000		Essex Portfolio L.P., 3.500%, 04/01/25	1,783,372	0.1
4,104,000		Fifth Third Bancorp, 4.500%, 06/01/18	4,324,693	0.1
1,516,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	1,505,923	0.0
524,000		General Electric Capital Corp., 5.300%, 02/11/21	591,517	0.0
3,405,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,400,703	0.1
3,794,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	3,796,481	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,089,335	0.1
7,018,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	7,177,954	0.2
4,980,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	4,954,846	0.2
2,626,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	2,701,343	0.1
1,523,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,483,889	0.0
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,169,358	0.0
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	734,347	0.0
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	1,927,430	0.1
3,158,000		HCP, Inc., 3.875%, 08/15/24	3,066,323	0.1
2,700,000		HCP, Inc., 4.000%, 06/01/25	2,642,944	0.1
2,544,000	L	HSBC Holdings PLC, 5.625%, 12/29/49	2,550,360	0.1
5,892,000		Huntington National Bank, 2.200%, 11/06/18	5,880,487	0.2
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,126,827	0.1
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,185,413	0.1
2,010,000	#	ING Bank NV, 2.000%, 11/26/18	2,003,397	0.1
3,300,000		Intercontinental Exchange, Inc., 2.750%, 12/01/20	3,302,815	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,139,404	0.0
2,416,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,490,053	0.1
3,100,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,328,365	0.1
3,268,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,241,091	0.1
1,858,000		JPMorgan Chase & Co., 3.125%, 01/23/25	1,809,750	0.1
2,207,000		JPMorgan Chase & Co., 3.875%, 09/10/24	2,200,538	0.1
3,256,000		JPMorgan Chase & Co., 3.900%, 07/15/25	3,357,187	0.1
3,727,000		JPMorgan Chase & Co., 4.125%, 12/15/26	3,728,427	0.1
1,755,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,766,144	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,644,814	0.1
1,202,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,217,025	0.0
2,989,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	2,958,007	0.1
2,929,000		KeyBank NA/Cleveland OH, 3.300%, 06/01/25	2,900,454	0.1
1,705,000		Kimco Realty Corp., 3.125%, 06/01/23	1,653,625	0.1
2,876,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	2,826,771	0.1
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,465,545	0.1
4,202,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	4,202,185	0.1
4,195,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	4,182,260	0.1
1,881,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	1,843,143	0.1
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,356,788	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,630,000		Morgan Stanley, 2.800%, 06/16/20	$4,651,321	0.2
4,721,000		Morgan Stanley, 3.875%, 04/29/24	4,821,416	0.2
1,607,000		Morgan Stanley, 3.950%, 04/23/27	1,563,902	0.0
3,600,000		Morgan Stanley, 4.000%, 07/23/25	3,717,634	0.1
2,228,000		Morgan Stanley, 5.000%, 11/24/25	2,371,138	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	445,331	0.0
5,271,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	5,225,859	0.2
3,400,000	#	New York Life Global Funding, 1.550%, 11/02/18	3,374,129	0.1
1,345,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,318,369	0.0
1,843,000		PNC Bank NA, 2.250%, 07/02/19	1,852,644	0.1
2,550,000		PNC Bank NA, 2.450%, 11/05/20	2,541,417	0.1
868,000		PNC Bank NA, 4.200%, 11/01/25	921,627	0.0
2,680,000		Principal Financial Group, Inc., 3.400%, 05/15/25	2,632,821	0.1
3,120,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	3,115,139	0.1
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,152,734	0.0
3,914,000		Santander Bank NA, 2.000%, 01/12/18	3,887,483	0.1
1,960,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	1,924,883	0.1
2,546,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	2,533,807	0.1
4,103,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	4,068,695	0.1
2,470,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	2,323,045	0.1
2,893,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	2,812,959	0.1
3,328,000		Simon Property Group L.P., 3.500%, 09/01/25	3,375,760	0.1
2,542,000	#	Skandinaviska Enskilda Banken AB, 2.625%, 11/17/20	2,535,876	0.1
2,453,000	#,L	Societe Generale SA, 4.250%, 04/14/25	2,320,582	0.1
3,349,000	#	Societe Generale SA, 4.750%, 11/24/25	3,247,663	0.1
6,242,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	6,213,849	0.2
1,860,000		Synchrony Financial, 2.700%, 02/03/20	1,826,777	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,678,012	0.1
3,719,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,724,854	0.1
8,676,000		Visa, Inc., 2.800%, 12/14/22	8,699,590	0.3
4,775,000		Visa, Inc., 3.150%, 12/14/25	4,791,049	0.2
3,770,000		Visa, Inc., 4.150%, 12/14/35	3,813,396	0.1
1,707,000		Vornado Realty L.P., 2.500%, 06/30/19	1,682,699	0.1
1,240,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	1,220,242	0.0
2,052,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	2,037,406	0.1
2,181,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	2,173,004	0.1
2,110,000		Wells Fargo & Co., 3.900%, 05/01/45	1,950,359	0.1
5,042,000		Wells Fargo & Co., 4.100%, 06/03/26	5,096,312	0.2
2,452,000		Wells Fargo & Co., 4.300%, 07/22/27	2,508,482	0.1
2,801,000		Wells Fargo & Co., 4.650%, 11/04/44	2,731,594	0.1
2,409,000		Wells Fargo & Co., 5.900%, 12/29/49	2,436,101	0.1
2,030,000		XLIT Ltd., 5.500%, 03/31/45	1,901,738	0.1
			380,149,785	13.2

		Industrial: 1.5%
1,872,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	1,854,882	0.1
2,510,000		Boeing Co., 1.650%, 10/30/20	2,458,959	0.1
1,640,000		Boeing Co., 2.600%, 10/30/25	1,589,718	0.1
730,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	748,250	0.0
2,449,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	2,100,018	0.1
640,000		Cummins, Inc., 4.875%, 10/01/43	662,260	0.0
2,319,000		Eaton Corp., 1.500%, 11/02/17	2,305,508	0.1
1,001,000		Emerson Electric Co., 2.625%, 12/01/21	995,487	0.0
1,421,160		General Electric Co., 4.100%, 12/29/49	1,419,384	0.0
2,098,650		General Electric Co., 4.000%, 12/29/49	2,101,273	0.1
1,508,000		Harris Corp., 3.832%, 04/28/25	1,488,292	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
3,108,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	$3,206,474	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,194,983	0.0
3,120,000		Lockheed Martin Corp., 2.500%, 11/23/20	3,112,571	0.1
3,010,000		Lockheed Martin Corp., 3.550%, 01/15/26	3,031,672	0.1
2,940,000		Lockheed Martin Corp., 3.800%, 03/01/45	2,615,074	0.1
1,220,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	1,240,588	0.0
2,785,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	2,724,933	0.1
2,250,000	#	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	2,253,089	0.1
1,457,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	1,453,257	0.0
2,460,000		Tyco International Finance SA, 3.900%, 02/14/26	2,471,988	0.1
3,274,000		Union Pacific Corp., 4.000%, 02/01/21	3,502,289	0.1
			44,530,949	1.5

		Technology: 3.0%
8,476,000		Apple, Inc., 1.550%, 02/07/20	8,342,901	0.3
2,930,000		Apple, Inc., 2.150%, 02/09/22	2,847,365	0.1
890,000		Apple, Inc., 2.500%, 02/09/25	852,649	0.0
945,000		Apple, Inc., 4.450%, 05/06/44	955,834	0.0
1,000,000		Applied Materials, Inc., 2.625%, 10/01/20	999,622	0.0
2,110,000		Applied Materials, Inc., 3.900%, 10/01/25	2,125,186	0.1
1,622,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	1,628,834	0.1
3,121,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	3,166,404	0.1
2,911,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	2,909,911	0.1
2,184,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	2,184,638	0.1
1,140,000	#	HP Enterprise Co., 3.600%, 10/15/20	1,143,962	0.0
1,400,000	#	HP Enterprise Co., 4.400%, 10/15/22	1,396,822	0.1
880,000	#	HP Enterprise Co., 4.900%, 10/15/25	865,889	0.0
1,685,000	#	Infor US, Inc., 6.500%, 05/15/22	1,428,038	0.1
3,991,000		Intel Corp., 2.450%, 07/29/20	4,040,987	0.1
3,540,000		Intel Corp., 3.700%, 07/29/25	3,666,541	0.1
5,612,000		International Business Machines Corp., 1.125%, 02/06/18	5,576,465	0.2
3,950,000		International Business Machines Corp., 2.875%, 11/09/22	3,925,964	0.1
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,244,977	0.0
3,610,000		Microsoft Corp., 1.300%, 11/03/18	3,605,516	0.1
7,910,000		Microsoft Corp., 2.000%, 11/03/20	7,918,448	0.3
1,410,000		Microsoft Corp., 2.375%, 02/12/22	1,393,368	0.1
1,530,000		Microsoft Corp., 3.500%, 02/12/35	1,417,175	0.1
1,310,000		Microsoft Corp., 4.200%, 11/03/35	1,339,395	0.0
3,283,000		Oracle Corp., 2.950%, 05/15/25	3,209,267	0.1
1,254,000		Oracle Corp., 3.400%, 07/08/21	1,275,426	0.0
1,849,000		Oracle Corp., 3.625%, 07/15/23	1,915,390	0.1
2,577,000		Oracle Corp., 3.875%, 07/15/20	2,756,815	0.1
2,975,000		Oracle Corp., 4.125%, 05/15/45	2,822,677	0.1
2,710,000		Qualcomm, Inc., 3.450%, 05/20/25	2,602,833	0.1
3,370,000		Qualcomm, Inc., 4.800%, 05/20/45	3,002,309	0.1
2,130,000	#	Seagate HDD Cayman, 4.875%, 06/01/27	1,638,796	0.1
2,140,000		Xerox Corp., 2.750%, 03/15/19	2,103,477	0.1
			86,303,881	3.0

		Utilities: 1.9%
2,945,000		AES Corporation, 5.500%, 04/15/20	2,613,687	0.1
3,124,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	3,104,122	0.1
2,865,000	#	Calpine Corp., 6.000%, 01/15/22	2,971,549	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	509,824	0.0
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,763,367	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	683,531	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,415,893	0.1
7,108,000	#	Electricite de France SA, 2.350%, 10/13/20	7,006,604	0.3
973,000	#	Electricite de France SA, 3.625%, 10/13/25	953,618	0.0
973,000	#	Electricite de France SA, 4.950%, 10/13/45	948,356	0.0
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	899,190	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	$886,287	0.0
2,170,000		Exelon Corp., 2.850%, 06/15/20	2,160,966	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,024,132	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,548,540	0.1
2,880,000		Georgia Power Co., 1.950%, 12/01/18	2,874,508	0.1
4,199,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,236,010	0.2
618,000		Metropolitan Edison Co., 7.700%, 01/15/19	704,368	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	811,297	0.0
3,384,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,372,021	0.1
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,399,716	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	600,084	0.0
2,000,000	L	NRG Energy, Inc., 6.250%, 05/01/24	1,690,400	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,090,013	0.0
1,237,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	1,244,379	0.1
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,187,802	0.1
1,169,000		Southwestern Electric Power Co., 5.550%, 01/15/17	1,208,531	0.0
1,030,000		TransAlta Corp., 4.500%, 11/15/22	896,624	0.0
3,010,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	2,992,726	0.1
			53,798,145	1.9

	Total Corporate Bonds/Notes
	(Cost $1,082,067,574)		1,062,274,418	36.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.9%
6,061,209		Alternative Loan Trust 2005-10CB 1A1, 0.922%, 05/25/35	4,959,198	0.2
5,038,987		Alternative Loan Trust 2005-51 3A2A, 1.547%, 11/20/35	4,290,563	0.2
1,908,969		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	1,781,353	0.1
3,511,982		Alternative Loan Trust 2005-J2, 0.822%, 04/25/35	2,943,436	0.1
1,340,159		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,145,976	0.0
1,625,610		Alternative Loan Trust 2006-18CB A11, 0.922%, 07/25/36	1,045,135	0.0
358,854		Alternative Loan Trust 2006-18CB, 0.822%, 07/25/36	228,631	0.0
2,153,169		Alternative Loan Trust 2007-21CB, 0.822%, 09/25/37	1,370,547	0.1
2,164,290		Alternative Loan Trust 2007-23CB, 0.922%, 09/25/37	1,379,051	0.1
4,921,837		Alternative Loan Trust 2007-2CB, 1.022%, 03/25/37	3,405,817	0.1
2,127,248		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/37	1,674,061	0.1
3,139,685		Alternative Loan Trust 2007-HY6, 0.642%, 08/25/47	3,082,523	0.1
470,166	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	473,548	0.0
3,288,107		American Home Mortgage Assets Trust 2006-3 2A11, 1.197%, 10/25/46	2,359,085	0.1
1,560,000	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	1,561,158	0.1
3,148,459	#	BAMLL Re-REMIC Trust 2014-FRR9, 3.152%, 12/26/46	3,122,606	0.1
2,610,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.890%, 09/27/44	2,412,349	0.1
4,615,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.558%, 06/10/49	4,682,459	0.2
2,130,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.558%, 06/10/49	2,107,373	0.1
2,870,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.809%, 02/10/51	2,914,047	0.1
1,240,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.809%, 02/10/51	1,243,148	0.0
21,499,052	^	Banc of America Commercial Mortgage Trust 2015-UBS7 XA, 0.944%, 09/15/48	1,367,899	0.1
418,441	#	Banc of America Funding Corp., 5.250%, 08/26/35	429,748	0.0
755,306		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.424%, 09/10/47	754,954	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,584	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.762%, 03/11/41	$12,574	0.0
1,288,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.762%, 03/11/41	1,390,901	0.1
705,046		Banc of America Mortgage 2005-J Trust 2A4, 2.947%, 11/25/35	656,153	0.0
87,480,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	4,414,075	0.2
3,470,553		BCAP LLC Trust 2007-AA2, 0.632%, 05/25/47	2,609,324	0.1
1,189,613		Bear Stearns Adjustable Rate Mortgage Trust, 2.749%, 07/25/36	1,012,982	0.0
3,158,377		Bear Stearns ALT-A Trust 2005-10 22A1, 2.608%, 01/25/36	2,736,660	0.1
4,246,401		Bear Stearns ALT-A Trust 2005-10, 2.694%, 01/25/36	3,519,952	0.1
3,612,239		Bear Stearns Alternative-A Trust, 2.601%, 05/25/35	3,510,634	0.1
8,943,952		Bear Stearns Asset Backed Securities I Trust 2006-AC4 A1, 0.672%, 07/25/36	6,564,903	0.2
2,180,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.911%, 06/11/41	2,294,059	0.1
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	782,080	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	774,481	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	753,633	0.0
2,450,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	2,484,202	0.1
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.761%, 02/13/42	2,020,452	0.1
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.761%, 02/13/42	3,653,550	0.1
2,050,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.177%, 10/12/42	2,047,721	0.1
1,013,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.620%, 04/12/38	1,038,456	0.0
2,428,294	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	2,562,821	0.1
1,280,000	#	CGBAM 2015-SMRT Commerical Mortgage Trust, 3.768%, 04/10/28	1,297,447	0.0
3,383,552		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/36	3,556,631	0.1
1,740,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	1,673,327	0.1
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 5.732%, 12/25/35	2,906,814	0.1
579,474		Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 2.783%, 08/25/35	573,599	0.0
3,163,899		Citigroup Mortgage Loan Trust, Inc., 2.670%, 03/25/36	2,991,329	0.1
1,536,637		Citigroup Mortgage Loan Trust, Inc., 2.905%, 09/25/37	1,396,926	0.1
3,816,326		Citigroup Mortgage Loan Trust, 5.404%, 11/25/36	3,361,230	0.1
6,257,438	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.080%, 05/15/45	541,445	0.0
8,264,823	^	COMM 2013-LC6 XA Mortgage Trust, 1.742%, 01/10/46	566,511	0.0
111,436,535	#,^	COMM 2015-PC1 Mortgage Trust, 0.797%, 07/10/50	5,292,188	0.2
3,805,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.049%, 12/10/49	3,864,595	0.1
27,260,000	#,^	Commercial Mortgage Trust, 0.595%, 10/15/45	1,024,908	0.0
25,701,602	^	Commercial Mortgage Trust, 1.402%, 08/10/46	1,544,553	0.1
4,748,257	^	Commercial Mortgage Trust, 1.828%, 08/15/45	397,609	0.0
1,027,549		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.922%, 11/25/35	653,131	0.0
2,295,001		Countrywide Alternative Loan Trust, 0.542%, 06/25/36	2,016,419	0.1
1,570,758		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	1,464,202	0.1
4,860,659		Countrywide Home Loan Mortgage Pass-through Trust, 2.646%, 11/25/34	4,635,995	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
81,386	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	$81,282	0.0
1,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	997,698	0.0
642,500	#	Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	678,057	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.258%, 05/15/36	992,078	0.0
4,379,228	#	CSMC Series 2008-2R 1A1, 6.000%, 07/25/37	3,880,813	0.1
1,321,978		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.542%, 08/25/36	1,066,669	0.0
1,994,703		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.612%, 10/25/36	1,125,663	0.0
3,618,275	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.240%, 06/27/37	3,622,590	0.1
2,920,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.322%, 07/25/24	2,667,703	0.1
2,890,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.322%, 11/25/24	2,947,829	0.1
2,430,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.422%, 05/25/25	2,311,838	0.1
2,100,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.722%, 02/25/25	2,037,932	0.1
1,625,000		Fannie Mae Connecticut Avenue Securities, 5.422%, 11/25/24	1,630,566	0.1
72,056,661	^	Fannie Mae Series 2011-M3 X, 0.002%, 07/25/21	853,497	0.0
748,636	^	Fannie Mae, 3.000%, 05/25/43	102,323	0.0
3,264,999	^	Fannie Mae, 3.000%, 08/25/28	374,701	0.0
10,197,120	^	Fannie Mae, 5.528%, 10/25/39	1,233,316	0.0
1,313,595		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	1,018,733	0.0
1,318,860		First Horizon Alternative Mortgage Securities, 0.722%, 12/25/36	729,055	0.0
1,318,860	^	First Horizon Alternative Mortgage Securities, 6.278%, 12/25/36	354,095	0.0
25,000,000	^	Freddie Mac Series K015 X3, 2.801%, 08/25/39	3,308,872	0.1
1,730,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.172%, 10/25/24	1,738,732	0.1
2,130,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.572%, 01/25/25	2,102,480	0.1
2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.222%, 03/25/25	1,930,918	0.1
8,170,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.222%, 05/25/28	8,121,575	0.3
230,219,376	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	1,091,010	0.0
8,428,180	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.329%, 11/10/45	817,265	0.0
45,778,377	^	GS Mortgage Securities Corp. II, 1.519%, 11/10/46	2,964,155	0.1
9,897,631	^	GS Mortgage Securities Corp. II, 2.519%, 05/10/45	891,189	0.0
2,940,000		GS Mortgage Securities Trust 2006-GG6 D, 5.666%, 04/10/38	2,937,342	0.1
1,310,000		GS Mortgage Securities Trust 2006-GG6, 5.666%, 04/10/38	1,308,965	0.0
2,710,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	2,458,013	0.1
3,400,000	#	GS Mortgage Securities Trust 2010-C2, 5.188%, 12/10/43	3,458,996	0.1
9,941		GSR Mortgage Loan Trust, 0.922%, 06/25/35	9,524	0.0
815,513		GSR Mortgage Loan Trust, 5.500%, 05/25/36	783,796	0.0
565,982		GSR Mortgage Loan Trust, 6.000%, 01/25/37	539,914	0.0
1,755,021		HomeBanc Mortgage Trust 2005-3 A2, 0.732%, 07/25/35	1,650,170	0.1
2,182,416		HomeBanc Mortgage Trust 2006-2 A1, 0.602%, 12/25/36	1,939,460	0.1
1,549,191		HomeBanc Mortgage Trust 2006-2 A2, 0.642%, 12/25/36	1,380,611	0.1
420,662		Homebanc Mortgage Trust, 1.282%, 08/25/29	396,722	0.0
2,897,704		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.632%, 04/25/46	2,249,688	0.1
955,043	#	Jefferies Resecuritization Trust 2009-R6, 2.803%, 03/26/36	929,746	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
667,979		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	$555,986	0.0
17,385,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.356%, 12/15/47	369,304	0.0
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.587%, 05/15/41	647,797	0.0
42,661,909	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.600%, 01/15/46	729,792	0.0
5,699,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.863%, 01/12/39	5,393,713	0.2
2,400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.415%, 07/15/46	2,438,167	0.1
2,490,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CIBC6, 5.379%, 07/12/37	2,460,583	0.1
1,104,185	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.482%, 10/15/37	1,103,206	0.0
1,960,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,953,690	0.1
1,410,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,400,002	0.1
1,320,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.366%, 06/12/41	1,283,747	0.0
750,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	750,023	0.0
1,377,171	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,452,977	0.1
41,994,538	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.746%, 06/15/45	2,643,539	0.1
3,002,911		JP Morgan Mortgage Trust 2005-A4 B1, 2.535%, 07/25/35	2,676,794	0.1
2,885,281		JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	2,470,906	0.1
1,684,087	^	JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.205%, 10/15/48	116,571	0.0
18,214,433	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	134,457	0.0
1,581,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.284%, 02/15/40	1,571,048	0.1
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	1,842,281	0.1
1,130,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	1,128,739	0.0
2,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	1,918,432	0.1
3,315,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	3,433,756	0.1
720,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.840%, 06/15/38	728,153	0.0
2,090,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.840%, 06/15/38	2,082,132	0.1
830,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 5.990%, 09/15/39	837,167	0.0
820,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 5.990%, 09/15/39	819,414	0.0
3,490,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.118%, 07/15/40	3,549,952	0.1
65,265,594	#,^	LB-UBS Commercial Mortgage Trust, 0.652%, 11/15/38	305,273	0.0
222,502		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	234,382	0.0
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.066%, 10/15/36	1,137,175	0.0
1,830,000	#	LB-UBS Commercial Mortgage Trust, 5.990%, 09/15/39	1,862,089	0.1
1,923,128	#	LB-UBS Commercial Mortgage Trust, 5.990%, 09/15/39	1,957,869	0.1
947,935	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	942,420	0.0
2,554,415		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	2,403,707	0.1
2,376,390		Lehman XS Trust Series 2005-5N 1A2, 0.782%, 11/25/35	1,893,937	0.1
4,809,102		Lehman XS Trust Series 2006-14N 2A, 0.622%, 09/25/46	3,860,618	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
121,856		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	$121,699	0.0
4,255,000		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	4,253,929	0.2
1,480,000		Merrill Lynch Mortgage Trust, 5.666%, 05/12/39	1,476,752	0.1
1,550,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.688%, 08/15/45	1,499,545	0.1
2,800,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.268%, 01/11/43	2,867,132	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.438%, 09/15/47	3,261,984	0.1
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.438%, 09/15/47	1,340,907	0.0
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	251,602	0.0
600,000	#	Morgan Stanley Dean Witter Capital I, 7.491%, 07/15/33	661,161	0.0
1,387,644		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.862%, 03/25/36	1,132,906	0.0
962,579	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	961,146	0.0
2,690,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	2,443,327	0.1
776,829	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.272%, 08/25/29	776,596	0.0
3,032,413		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.632%, 04/25/36	2,635,604	0.1
398,742		Prime Mortgage Trust, 5.500%, 03/25/37	361,775	0.0
229,974		Structured Adjustable Rate Mortgage Loan Trust, 2.737%, 09/25/34	229,711	0.0
392,428		Structured Asset Mortgage Investments, Inc., 0.882%, 04/19/35	365,573	0.0
7,643,091	#,^	UBS-Barclays Commercial Mortgage Trust, 1.712%, 05/10/63	480,845	0.0
4,450,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, 5.565%, 12/15/44	4,437,714	0.2
1,540,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.625%, 01/15/45	1,536,482	0.1
6,850,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.767%, 05/15/43	6,848,624	0.2
2,120,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.767%, 05/15/43	2,131,284	0.1
6,840,000		Wachovia Bank Commercial Mortgage Trust Series, 5.767%, 05/15/43	6,872,296	0.2
3,656,095		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.752%, 10/20/35	3,325,314	0.1
1,035,003		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	972,040	0.0
785,763		WaMu Mortgage Pass Through Certificates, 1.867%, 10/25/36	663,668	0.0
905,784		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.431%, 10/25/36	816,422	0.0
2,033,640		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.176%, 11/25/36	1,777,089	0.1
5,370,306		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.258%, 12/25/36	4,639,352	0.2
3,223,685		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.824%, 12/25/36	2,941,004	0.1
2,322,905		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.258%, 12/25/36	2,006,734	0.1
1,517,013		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.276%, 08/25/36	1,360,194	0.1
3,426,217		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.397%, 08/25/46	2,958,173	0.1
4,335,621		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.300%, 12/25/36	3,787,726	0.1
1,002,991		WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.096%, 03/25/37	835,418	0.0
2,773,733		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 1.972%, 04/25/37	2,366,027	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,245,982		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.652%, 01/25/47	$936,726	0.0
4,128,257		WaMu Mortgage Pass-Through Certificates, 2.224%, 07/25/37	3,540,211	0.1
3,014,879		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	2,701,378	0.1
2,278,042		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/35	2,187,784	0.1
2,148,935		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.522%, 12/25/36	1,433,043	0.1
2,884,281		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.247%, 06/25/46	2,016,990	0.1
3,678,849		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.217%, 08/25/46	2,499,519	0.1
2,581,298		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.742%, 01/25/47	1,957,250	0.1
2,563,921		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.852%, 06/25/37	1,867,967	0.1
2,778,088		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,564,917	0.1
1,246,038		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust 1A6, 2.736%, 09/25/35	1,190,822	0.0
1,583,814		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.801%, 03/25/36	1,544,210	0.1
1,478,326		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.792%, 07/25/37	1,267,057	0.0
5,289,232	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.524%, 06/15/45	381,742	0.0
1,301,171		Wells Fargo Mortgage Backed Securities Trust, 5.788%, 04/25/36	1,263,306	0.0
27,844,474	#,^	WFRBS Commercial Mortgage Trust 2013-C12, 1.441%, 03/15/48	1,867,649	0.1

	Total Collateralized Mortgage Obligations
	(Cost $371,111,482)		372,756,842	12.9

FOREIGN GOVERNMENT BONDS: 1.3%
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	325,200	0.0
700,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	750,750	0.0
1,968,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,500,600	0.1
1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	935,622	0.1
760,000	L	Colombia Government International Bond, 8.125%, 05/21/24	913,140	0.1
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	308,000	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	477,500	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	289,358	0.0
300,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	290,250	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/24	270,000	0.0
300,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	313,500	0.0
250,000	#	Egypt Government International Bond, 5.875%, 06/11/25	217,612	0.0
750,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	703,500	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	194,880	0.0
290,380	#	Gabonese Republic, 6.375%, 12/12/24	231,735	0.0
300,000	#	Guatemala Government Bond, 4.875%, 02/13/28	288,750	0.0
559,000		Guatemala Government Bond, 8.125%, 10/06/34	716,918	0.0
156,000		Hungary Government International Bond, 5.375%, 02/21/23	170,463	0.0
416,000		Hungary Government International Bond, 7.625%, 03/29/41	564,458	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
1,500,000		Indonesia Government International Bond, 4.125%, 01/15/25	$1,441,484	0.1
600,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	576,593	0.0
1,890,000		Inter-American Development Bank, 1.375%, 07/15/20	1,858,420	0.1
1,021,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	913,254	0.1
600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	518,834	0.0
1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	989,020	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	528,774	0.0
955,000		Lebanon Government International Bond, 6.000%, 01/27/23	929,845	0.1
400,000		Mexico Government International Bond, 4.000%, 10/02/23	406,200	0.0
500,000		Morocco Government International Bond, 4.250%, 12/11/22	496,375	0.0
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	595,650	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/21	856,375	0.0
350,000		Nigeria Government International Bond, 6.750%, 01/28/21	326,813	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	204,502	0.0
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	181,458	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/36	826,402	0.0
400,000		Pertamina Persero PT, 4.300%, 05/20/23	364,632	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/43	590,732	0.0
800,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	817,000	0.0
948,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	478,645	0.0
853,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	344,825	0.0
550,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	484,550	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	308,550	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,037,556	0.1
953,334		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	891,367	0.1
890,625		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	859,453	0.0
600,000		Republic of Paraguay, 4.625%, 01/25/23	585,000	0.0
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	585,000	0.0
102,000		Romanian Government International Bond, 4.375%, 08/22/23	106,396	0.0
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	141,862	0.0
630,000	#	Serbia International Bond, 5.250%, 11/21/17	655,480	0.0
350,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	320,598	0.0
570,000		Tanzania Government International Bond, 6.538%, 03/09/20	540,018	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	887,440	0.1
800,000		Turkey Government International Bond, 6.000%, 01/14/41	819,900	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/22	217,780	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/25	2,438,568	0.1
2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	2,725,002	0.1
253,970		Uruguay Government International Bond, 7.625%, 03/21/36	314,923	0.0
341,643		Uruguay Government International Bond, 8.000%, 11/18/22	426,644	0.0
475,000		Vietnam Government International Bond, 6.750%, 01/29/20	522,947	0.0
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	218,322	0.0

	Total Foreign Government Bonds
	(Cost $41,824,937)		38,795,425	1.3

U.S. TREASURY OBLIGATIONS: 12.7%
		U.S. Treasury Bonds: 6.7%
169,608,000		2.875%, due 08/15/45	164,446,828	5.7
28,953,000	L	2.250%, due 11/15/25	28,891,041	1.0
			193,337,869	6.7

		U.S. Treasury Notes: 6.0%
28,855,300	L	0.875%, due 11/30/17	28,776,842	1.0
28,883,000		1.250%, due 12/15/18	28,827,660	1.0
24,329,000		1.750%, due 12/31/20	24,314,184	0.9

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
91,083,000		2.000%, due 11/30/22	$90,596,617	3.1
			172,515,303	6.0

	Total U.S. Treasury Obligations
	(Cost $365,212,037)		365,853,172	12.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.3%
		Federal Home Loan Mortgage Corporation: 12.5%##
2,579,000	W	0.010%, due 12/15/42	2,574,942	0.1
1,915,680		2.500%, due 05/01/30	1,936,011	0.1
1,675,028		2.500%, due 05/01/30	1,693,351	0.1
2,460,030		2.500%, due 06/01/30	2,486,185	0.1
25,791,000	W	2.500%, due 02/01/31	25,971,503	0.9
1,728,507		2.500%, due 12/15/32	1,662,385	0.1
13,057		2.504%, due 05/01/37	13,848	0.0
8,844,000	W	3.000%, due 10/15/26	9,114,200	0.3
2,240,244		3.000%, due 02/01/27	2,313,551	0.1
1,223,100		3.000%, due 02/01/27	1,263,148	0.0
15,368,670	^	3.000%, due 02/15/33	2,058,709	0.1
6,156,707		3.000%, due 04/15/33	6,122,300	0.2
1,916,000		3.000%, due 08/15/40	1,885,966	0.1
3,497,367		3.000%, due 03/01/45	3,496,483	0.1
3,430,959		3.000%, due 03/01/45	3,431,157	0.1
8,734,510		3.000%, due 04/01/45	8,735,012	0.3
8,895,468		3.000%, due 04/01/45	8,893,217	0.3
24,520,486		3.000%, due 09/01/45	24,507,645	0.9
173,687		3.431%, due 03/15/38	179,561	0.0
1,000,000		3.500%, due 09/15/39	1,037,888	0.0
49,599,000	W	3.500%, due 07/15/41	51,060,327	1.8
4,836,936		3.500%, due 03/01/45	4,991,228	0.2
1,312,677	^^	4.000%, due 01/15/36	1,269,310	0.0
2,373,058		4.000%, due 10/01/41	2,513,778	0.1
3,650,387		4.000%, due 12/01/41	3,867,544	0.1
7,666,177	^	4.000%, due 04/15/43	1,383,251	0.1
4,452,162		4.000%, due 08/01/44	4,712,435	0.2
836,036		4.000%, due 01/01/45	884,527	0.0
6,223,867		4.000%, due 06/01/45	6,587,759	0.2
3,298,475		4.000%, due 07/01/45	3,489,032	0.1
7,306,766		4.000%, due 09/01/45	7,730,008	0.3
4,236,605		4.000%, due 09/01/45	4,484,305	0.2
25,329,716		4.000%, due 09/01/45	26,791,115	0.9
7,661,882		4.000%, due 09/01/45	8,103,942	0.3
10,503,500		4.000%, due 09/01/45	11,117,610	0.4
5,481,931		4.000%, due 09/01/45	5,799,070	0.2
18,457,872		4.000%, due 10/01/45	19,522,815	0.7
25,000,000		4.500%, due 05/15/38	26,727,013	0.9
5,536,262	^	4.500%, due 12/15/40	875,107	0.0
1,737,927		4.500%, due 08/01/41	1,876,992	0.1
518,406		4.500%, due 08/01/41	559,297	0.0
2,393,610		4.500%, due 09/01/41	2,583,415	0.1
2,327,114		4.500%, due 10/01/41	2,516,281	0.1
915,676		4.500%, due 01/15/42	1,002,271	0.0
4,304,098	^	4.500%, due 08/15/43	753,025	0.0
2,546,754		4.500%, due 03/01/44	2,760,951	0.1
186,500		5.000%, due 12/15/17	191,603	0.0
2,353,057		5.000%, due 08/15/34	2,565,447	0.1
196,265		5.000%, due 02/15/35	202,988	0.0
659,011		5.000%, due 02/15/35	722,995	0.0
777,365		5.000%, due 02/15/35	853,870	0.0
259,365		5.000%, due 01/01/41	284,514	0.0
2,860,896		5.000%, due 04/01/41	3,125,641	0.1
747,108	^	5.142%, due 03/15/33	818,925	0.0
1,229,802		5.464%, due 07/25/33	1,391,438	0.1
602,103		5.500%, due 11/15/22	637,462	0.0
775,386		5.500%, due 12/15/32	859,500	0.0
377,684		5.500%, due 09/15/34	418,546	0.0
2,651,409		5.500%, due 02/15/36	2,937,915	0.1
1,501,081		5.500%, due 08/15/36	1,681,560	0.1
958,754		5.500%, due 06/15/37	1,065,426	0.0
78,419		5.500%, due 07/01/37	87,633	0.0
1,469,981		5.500%, due 07/15/37	1,632,224	0.1
4,135,603		5.500%, due 11/01/38	4,634,427	0.2
7,425,434	^	5.670%, due 05/15/36	661,474	0.0
4,289,379	^	5.670%, due 08/15/42	835,397	0.0
3,269,535	^	5.720%, due 07/15/40	468,225	0.0
20,145,926	^	5.720%, due 01/15/41	3,091,765	0.1
15,061,949	^	5.770%, due 09/15/44	2,928,675	0.1
5,384		6.000%, due 12/01/28	6,050	0.0
20,357		6.000%, due 01/01/29	22,889	0.0
295,158		6.000%, due 01/15/29	334,573	0.0
267,136		6.000%, due 01/15/29	304,011	0.0
1,865,193		6.000%, due 04/15/29	2,122,238	0.1
326,018		6.000%, due 07/15/32	369,391	0.0
290,853	^	6.000%, due 04/15/33	75,357	0.0
1,753,205		6.000%, due 05/15/36	1,967,653	0.1
1,041,446		6.000%, due 07/15/36	1,181,247	0.0
1,565,705		6.000%, due 10/15/37	1,705,406	0.1
1,104,954		6.000%, due 11/15/37	1,207,314	0.0
7,154,037	^	6.120%, due 08/15/36	1,369,968	0.1
4,355,109	^	6.155%, due 06/15/36	676,289	0.0
3,307,886	^	6.220%, due 05/15/41	676,912	0.0
6,090,146	^	6.270%, due 09/15/34	611,172	0.0
2,076,245	^	6.370%, due 10/15/34	215,478	0.0
14,728,390	^	6.400%, due 10/15/35	2,793,329	0.1
12,514		6.500%, due 01/01/24	14,260	0.0
12,878		6.500%, due 12/01/31	15,107	0.0
1,163,113		6.500%, due 09/01/34	1,344,705	0.0
6,224		7.000%, due 11/01/31	6,479	0.0
6,654		7.000%, due 03/01/32	7,362	0.0
			362,464,310	12.5

		Federal National Mortgage Association: 12.0%##
69,705		0.469%, due 01/25/32	68,897	0.0
50,403		0.700%, due 10/25/33	50,983	0.0
781,419		1.928%, due 06/25/33	790,118	0.0
243,588		2.244%, due 07/01/35	258,680	0.0
14,197,000	W	2.500%, due 01/15/28	14,310,338	0.5
3,214,585		2.500%, due 05/01/30	3,245,090	0.1
4,820,474		2.500%, due 06/01/30	4,865,661	0.2
7,339,107		2.500%, due 06/01/30	7,407,904	0.3
2,970,985		2.500%, due 07/01/30	2,998,835	0.1
3,019,000		2.500%, due 12/25/41	2,622,846	0.1
4,157,874		3.000%, due 08/01/30	4,292,663	0.2
2,584,302		3.000%, due 09/01/30	2,669,592	0.1
3,071,000	W	3.000%, due 09/25/42	3,071,268	0.1
4,175,205		3.000%, due 05/01/43	4,185,550	0.2
5,446,486		3.000%, due 07/01/43	5,459,543	0.2
17,798,203		3.000%, due 04/01/45	17,828,575	0.6
73,715,000	W	3.500%, due 06/25/42	76,059,235	2.6
2,446,196	^	3.500%, due 06/25/42	348,597	0.0
9,712,911	^	3.500%, due 06/25/42	1,261,614	0.1
239,926	^	4.000%, due 11/01/18	9,449	0.0
31,420,000	W	4.000%, due 08/25/40	33,250,216	1.2
5,094,647	^	4.000%, due 04/25/41	744,913	0.0
1,196,310		4.000%, due 03/01/42	1,269,703	0.1
4,126,134		4.000%, due 07/01/42	4,379,239	0.2
3,812,698		4.000%, due 07/01/42	4,048,436	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
623,668		4.000%, due 07/01/42	$661,924	0.0
3,343,734		4.000%, due 01/01/45	3,541,689	0.1
3,487,178		4.000%, due 03/01/45	3,694,052	0.1
4,985,211		4.000%, due 06/01/45	5,293,134	0.2
1,139,401		4.000%, due 06/01/45	1,208,727	0.1
6,629,012		4.000%, due 08/01/45	7,023,130	0.3
1,186,713		4.000%, due 11/01/45	1,255,181	0.1
3,519,599		4.250%, due 11/01/43	3,779,325	0.1
3,063,999		4.500%, due 10/25/34	3,317,364	0.1
4,475,881		4.500%, due 10/25/36	4,809,747	0.2
19,206,000	W	4.500%, due 01/25/39	20,743,080	0.7
532,211		4.500%, due 11/01/40	576,253	0.0
905,218		4.500%, due 11/01/40	982,812	0.0
10,014		4.500%, due 12/01/40	10,872	0.0
14,770		4.500%, due 12/01/40	16,010	0.0
18,563		4.500%, due 01/01/41	20,083	0.0
15,528		4.500%, due 01/01/41	16,812	0.0
1,349,983		4.500%, due 10/01/41	1,461,429	0.1
298,293		5.000%, due 06/01/33	330,062	0.0
48,060		5.000%, due 09/01/33	53,190	0.0
1,850,370		5.000%, due 09/25/33	2,037,782	0.1
171,383		5.000%, due 11/01/33	189,685	0.0
36,725		5.000%, due 03/01/34	40,644	0.0
58,075		5.000%, due 03/01/34	64,277	0.0
197,084		5.000%, due 07/25/34	198,254	0.0
383,766		5.000%, due 02/01/35	424,672	0.0
7,925,516		5.000%, due 04/25/35	8,708,282	0.3
15,298		5.000%, due 06/01/35	16,917	0.0
266,440		5.000%, due 06/01/35	294,677	0.0
152,551		5.000%, due 07/01/35	168,696	0.0
624,804		5.000%, due 07/01/35	691,337	0.0
775,700		5.000%, due 08/01/35	856,428	0.0
1,432,392		5.000%, due 10/01/35	1,581,980	0.1
64,706		5.000%, due 10/01/35	71,234	0.0
727,707		5.000%, due 02/01/36	803,306	0.0
140,903		5.000%, due 03/01/36	155,511	0.0
10,933		5.000%, due 03/01/36	12,066	0.0
24,368		5.000%, due 05/01/36	26,855	0.0
15,080		5.000%, due 06/01/36	16,642	0.0
517,417		5.000%, due 07/01/36	572,589	0.0
709,134		5.000%, due 07/01/37	784,739	0.0
8,469,779		5.000%, due 07/01/39	9,403,841	0.3
393,851		5.000%, due 11/01/40	436,323	0.0
4,919,093		5.000%, due 04/25/41	5,439,582	0.2
181,996		5.000%, due 05/01/41	201,082	0.0
876,209		5.000%, due 06/01/41	968,096	0.0
494,922		5.000%, due 06/01/41	546,770	0.0
10,715		5.500%, due 02/01/18	11,099	0.0
2,427,248		5.500%, due 10/25/33	2,715,488	0.1
1,284,375		5.500%, due 02/25/34	1,440,619	0.1
2,939,114		5.500%, due 07/25/34	3,295,790	0.1
297,365		5.500%, due 08/25/34	309,809	0.0
383,680		5.500%, due 03/01/37	430,155	0.0
391,899		5.500%, due 06/01/39	440,893	0.0
3,860,455		5.500%, due 10/01/39	4,341,054	0.2
19,733,525	^	5.648%, due 11/25/40	2,702,483	0.1
6,195,207	^	5.728%, due 11/25/39	981,477	0.0
15,508,198	^	5.728%, due 11/25/42	3,489,737	0.1
5,479,033	^	5.778%, due 10/25/32	1,089,549	0.0
18,178,152	^	5.778%, due 06/25/33	3,783,929	0.1
14,937,426	^	5.778%, due 10/25/42	3,002,971	0.1
13,246,915	^	5.778%, due 02/25/43	2,422,557	0.1
6,313,541	^	5.778%, due 08/25/43	1,158,097	0.1
17,385,469	^	5.828%, due 02/25/33	3,349,827	0.1
9,325,748	^	5.978%, due 10/25/37	1,730,848	0.1
15,030,322	^	5.978%, due 05/25/40	2,571,120	0.1
3,412		6.000%, due 08/01/16	3,432	0.0
55		6.000%, due 12/01/16	56	0.0
3,209		6.000%, due 03/01/17	3,252	0.0
43,391		6.000%, due 09/01/17	44,390	0.0
2,135		6.000%, due 11/01/17	2,175	0.0
5,486		6.000%, due 10/01/18	5,690	0.0
358,747		6.000%, due 07/25/29	401,993	0.0
284,078		6.000%, due 04/25/31	322,884	0.0
528,653	^	6.000%, due 08/25/33	134,805	0.0
144,520		6.000%, due 09/01/36	163,188	0.0
159,805		6.000%, due 02/25/37	173,334	0.0
817,519		6.000%, due 05/01/38	894,117	0.0
4,231,477	^	6.028%, due 05/25/40	714,277	0.0
6,591,252	^	6.128%, due 04/25/39	1,215,196	0.1
6,425,809	^	6.128%, due 09/25/40	1,104,737	0.0
16,334,406	^	6.178%, due 04/25/31	2,797,231	0.1
5,103,759	^	6.178%, due 10/25/41	923,058	0.0
13,315,704	^	6.198%, due 06/25/40	2,129,043	0.1
583,462	^	6.278%, due 08/25/26	78,939	0.0
3,998,556	^	6.278%, due 07/25/42	754,723	0.0
2,161,108	^	6.318%, due 01/25/37	452,457	0.0
7,563,857	^	6.328%, due 10/25/35	1,339,354	0.1
3,613		6.500%, due 02/01/28	4,132	0.0
236		6.500%, due 09/01/31	270	0.0
696		6.500%, due 09/01/31	797	0.0
26,535		6.500%, due 11/01/31	31,115	0.0
9,184		6.500%, due 04/01/32	10,504	0.0
5,238		6.500%, due 08/01/32	5,992	0.0
2,238		6.500%, due 08/01/32	2,560	0.0
12,527		6.500%, due 01/01/33	14,328	0.0
17,672		6.500%, due 02/01/33	20,212	0.0
13,741		7.000%, due 12/01/27	14,500	0.0
3,651		7.000%, due 10/01/31	4,074	0.0
4,704		7.000%, due 03/01/32	5,377	0.0
646,940		7.000%, due 03/25/45	736,125	0.0
3,600,904	^	7.228%, due 07/25/33	780,717	0.0
559,544	^	7.335%, due 02/17/29	88,829	0.0
2,459		7.500%, due 09/01/30	2,910	0.0
2,407		7.500%, due 10/01/30	2,414	0.0
7,224		7.500%, due 09/01/31	8,879	0.0
27,499		7.500%, due 02/01/32	31,908	0.0
827,954		18.641%, due 08/25/32	995,786	0.0
399,206		21.397%, due 01/25/35	494,352	0.0
52,369		26.914%, due 02/25/34	66,743	0.0
419,800		31.342%, due 11/25/36	747,713	0.0
			346,001,158	12.0

		Government National Mortgage Association: 6.8%
26,225,000	W	3.000%, due 01/15/43	26,582,526	0.9
69,787,000	W	3.500%, due 11/20/41	72,583,934	2.5
26,140,243		3.500%, due 06/20/45	27,298,362	1.0
733,499		4.000%, due 11/20/40	786,060	0.0
681,320		4.000%, due 10/20/41	715,227	0.0
8,210,930		4.000%, due 08/20/45	8,728,589	0.3
6,930,809		4.000%, due 10/20/45	7,374,231	0.3
6,278,176	^	4.500%, due 01/16/29	803,600	0.0
4,827,249		4.500%, due 05/16/39	5,213,693	0.2
2,422,791		4.500%, due 05/20/39	2,635,433	0.1
809,148		4.500%, due 10/15/39	885,031	0.0
700,695		4.500%, due 11/15/39	765,846	0.0
655,888		4.500%, due 11/15/39	718,050	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
193,258		4.500%, due 12/15/39	$211,412	0.0
200,471		4.500%, due 08/20/41	218,470	0.0
2,681,266	^	4.500%, due 09/20/41	441,178	0.0
1,718,000		4.750%, due 05/20/39	1,880,146	0.1
1,855,083	^	5.000%, due 04/20/40	815,610	0.0
10,817,546	^	5.006%, due 05/16/41	1,704,027	0.1
1,120,484		5.140%, due 10/20/60	1,185,425	0.1
13,054,511	^	5.198%, due 12/20/44	1,949,429	0.1
20,598,659	^	5.256%, due 04/16/44	3,159,330	0.1
1,278,295		5.288%, due 10/20/60	1,363,739	0.1
4,487,951	^	5.448%, due 06/20/40	691,166	0.0
19,109,955	^	5.500%, due 11/20/43	4,020,721	0.2
812,939		5.500%, due 03/20/60	864,523	0.0
23,540,461	^	5.648%, due 07/20/39	3,725,643	0.1
27,338,380	^	5.756%, due 05/16/40	3,920,887	0.2
1,397,069	^	5.798%, due 06/20/38	129,588	0.0
2,794,095	^	5.798%, due 04/20/39	477,497	0.0
17,823,644	^	5.856%, due 12/16/39	2,609,854	0.1
9,906,600	^	5.898%, due 05/20/39	970,706	0.0
1,987,655	^	5.998%, due 04/20/38	327,766	0.0
2,643,453	^	6.148%, due 01/20/38	474,043	0.0
1,023,014	^	6.156%, due 05/16/38	184,613	0.0
12,903,442	^	6.218%, due 08/20/40	2,740,113	0.1
24,782,092	^	6.298%, due 07/20/37	5,235,487	0.2
5,456,266	^	6.306%, due 09/16/40	1,013,434	0.0
1,737,315	^	6.426%, due 02/16/35	314,566	0.0
53,695	^	7.906%, due 06/16/31	3,674	0.0
			195,723,629	6.8

	Total U.S. Government Agency Obligations
	(Cost $895,571,786)		904,189,097	31.3

ASSET-BACKED SECURITIES: 7.5%
		Automobile Asset-Backed Securities: 1.0%
1,550,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	1,576,103	0.0
1,950,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	1,962,588	0.1
1,600,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	1,591,632	0.1
1,280,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	1,267,651	0.0
400,000		CarMax Auto Owner Trust 2015-2, 2.390%, 03/15/21	396,557	0.0
1,960,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	1,956,300	0.1
1,890,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	1,881,749	0.1
820,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	814,297	0.0
3,240,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	3,295,235	0.1
970,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	992,702	0.0
3,480,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	3,542,354	0.1
2,270,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	2,322,488	0.1
5,130,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	5,107,673	0.2
1,940,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,940,352	0.1
			28,647,681	1.0

		Home Equity Asset-Backed Securities: 0.4%
10,131,106		Freddie Mac Structured Pass-Through Securities, 0.672%, 05/25/31	10,022,016	0.3
740,141		HSI Asset Loan Obligation Trust 2007-WF1 A6, 5.118%, 12/25/36	650,425	0.0
2,551,381		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 0.582%, 04/25/36	1,800,861	0.1
40,660		Residential Asset Securities Corp., 1.022%, 06/25/32	33,550	0.0
			12,506,852	0.4

		Other Asset-Backed Securities: 6.1%
2,000,000	#	1776 CLO Ltd. 2006-1A D, 2.094%, 05/08/20	1,782,964	0.1
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/45	973,734	0.0
1,122,467	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
1,076,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	1,054,557	0.0
1,250,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/25	1,239,976	0.0
7,100,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
3,500,000	#	Apidos Cinco CDO Ltd., 2.559%, 05/14/20	3,466,624	0.1
5,150,000	#	ARES XII CLO Ltd., 1.571%, 10/11/21	4,896,455	0.2
4,160,000	#	ARES XII CLO Ltd., 2.393%, 11/25/20	4,084,550	0.1
1,000,000	#	ARES XII CLO Ltd., 3.643%, 11/25/20	999,840	0.0
3,250,000	#	Atrium V, 1.060%, 07/20/20	3,144,940	0.1
650,000	#	Atrium V, 4.070%, 07/20/20	628,529	0.0
984,643	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	978,538	0.0
3,750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.216%, 03/17/21	3,615,679	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,563,093	#	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.576%, 10/23/21	$3,489,818	0.1
800,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.316%, 10/23/21	774,596	0.0
1,500,000	#	Carlyle High Yield Partners IX Ltd., 0.832%, 08/01/21	1,453,654	0.1
1,250,000	#	Carlyle High Yield Partners IX Ltd., 0.902%, 08/01/21	1,193,855	0.0
1,500,000	#	Carlyle High Yield Partners IX Ltd., 2.102%, 08/01/21	1,429,143	0.1
40,391		Chase Funding Trust Series 2003-5 2A2, 1.022%, 07/25/33	37,047	0.0
3,200,000	#	CIFC Funding 2006-II Ltd., 2.014%, 03/01/21	3,137,651	0.1
2,070,387	#	CIFC Funding 2006-II Ltd., 4.414%, 03/01/21	2,026,455	0.1
2,556,456	#	CIFC Funding 2007-I Ltd., 4.241%, 05/10/21	2,516,642	0.1
2,000,000	#	Clydesdale CLO 2006 Ltd, 1.042%, 12/19/18	1,931,608	0.1
2,000,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.571%, 10/15/21	1,972,662	0.1
6,000,000	#	Cornerstone CLO Ltd., 2.721%, 07/15/21	5,797,494	0.2
1,202,110		Countrywide Asset-Backed Certificates, 5.397%, 04/25/47	1,320,354	0.0
2,586,696	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,590,896	0.1
2,930,000	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	2,849,770	0.1
3,112,040		FBR Securitization Trust, 1.102%, 10/25/35	2,692,054	0.1
1,500,000	#	Flagship CLO V, 1.270%, 09/20/19	1,451,377	0.1
1,250,000	#	Flagship CLO V, 2.120%, 09/20/19	1,201,765	0.0
2,750,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.070%, 12/20/20	2,697,043	0.1
644,181	#	Fraser Sullivan CLO II Ltd., 0.970%, 12/20/20	640,820	0.0
1,500,000	#	Fraser Sullivan CLO II Ltd., 1.290%, 12/20/20	1,475,785	0.1
3,250,000	#	Fraser Sullivan CLO II Ltd., 2.070%, 12/20/20	3,163,365	0.1
1,500,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 1.715%, 04/19/21	1,415,359	0.0
2,125,000	#	GoldenTree Loan Opportunities III Ltd., 1.579%, 05/01/22	2,041,430	0.1
1,500,000	#	GoldenTree Loan Opportunities V Ltd., 3.565%, 10/18/21	1,489,192	0.1
531,154	#	GSAMP Trust 2005-SEA2, 0.772%, 01/25/45	520,225	0.0
1,250,000	#	GSC Group CDO Fund VIII Ltd, 1.065%, 04/17/21	1,241,019	0.0
1,750,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.223%, 10/28/19	1,728,407	0.1
3,100,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.773%, 10/28/19	3,100,735	0.1
2,075,000	#	Gulf Stream - Compass CLO, 2.323%, 10/28/19	2,074,581	0.1
2,000,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.926%, 06/17/21	1,945,450	0.1
650,000	#	Gulf Stream-Rashinban CLO 2006-1A C Ltd., 1.087%, 11/26/20	635,900	0.0
3,861,842	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	3,823,224	0.1
4,005,593	#	HERO Funding Trust 2015-3, 4.280%, 09/20/41	4,018,735	0.1
2,500,000	#	Invitation Homes Trust 2014-SFR2 E, 3.501%, 06/17/32	2,403,287	0.1
1,500,000	#	Kingsland III Ltd., 1.032%, 08/24/21	1,430,992	0.1
2,450,000	#	KKR Financial CLO 2007-1 Ltd., 2.612%, 05/15/21	2,434,837	0.1
1,421,075	#	Latitude CLO II Corp., 1.312%, 12/15/18	1,401,335	0.0
189,531		Lehman XS Trust, 0.982%, 08/25/35	185,027	0.0
2,250,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.353%, 03/25/20	2,229,172	0.1
2,500,000	#	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,588,163	0.1
2,000,000	#	Madison Park Funding III Ltd. 2006-3A D, 3.770%, 10/25/20	1,961,026	0.1
1,495,350	#	Madison Park Funding IV Ltd., 4.186%, 03/22/21	1,404,269	0.0
1,500,000	#	Madison Park Funding Ltd., 2.403%, 03/25/20	1,460,552	0.1
1,500,000	#	Madison Park Funding Ltd., 3.570%, 07/26/21	1,475,688	0.1
3,250,000	#	Madison Park Funding Ltd., 5.570%, 07/26/21	3,227,110	0.1
1,250,000	#	Madison Park Funding V Ltd 2007-5A D, 3.907%, 02/26/21	1,165,024	0.0
2,847,045	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	2,824,368	0.1
2,887,470		Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	2,862,205	0.1
1,100,000	#	Momentum Capital Fund Ltd., 1.715%, 09/18/21	1,081,301	0.0
4,500,000	#	MSIM Peconic Bay Ltd., 2.317%, 07/20/19	4,439,975	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.320%, 03/25/20	$5,329,088	0.2
2,000,000	#	Muir Grove CLO Ltd., 3.320%, 03/25/20	1,992,204	0.1
1,500,000	#	Ocean Trails CLO I, 1.071%, 10/12/20	1,428,758	0.1
1,040,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.382%, 01/25/36	1,036,263	0.0
4,000,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	3,785,473	0.1
4,000,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	3,971,172	0.1
2,780,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	2,768,527	0.1
1,850,000	#	Regatta Funding Ltd. 2007-1A B2L, 3.812%, 06/15/20	1,823,821	0.1
3,718,114		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.662%, 03/25/36	3,285,103	0.1
2,000,000	#	Shasta CLO Ltd., 3.867%, 04/20/21	1,957,312	0.1
3,364,168	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	3,299,981	0.1
3,620,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	3,596,709	0.1
1,750,000	#	St James River CLO Ltd. 2007-1A D, 2.792%, 06/11/21	1,700,132	0.1
1,000,000	#	Symphony CLO VII Ltd., 5.723%, 07/28/21	963,081	0.0
2,000,000	#	Telos CLO 2006-1A D Ltd., 2.021%, 10/11/21	1,955,170	0.1
2,500,000	#	Telos CLO 2006-1A E Ltd., 4.571%, 10/11/21	2,496,468	0.1
550,000	#	Telos CLO 2007-2A D Ltd., 2.521%, 04/15/22	539,897	0.0
2,100,000	#	Trade MAPS 1 Ltd., 2.543%, 12/10/18	2,086,350	0.1
			175,334,337	6.1

	Total Asset-Backed Securities
	(Cost $218,107,672)		216,488,870	7.5

	Total Long-Term Investments
	(Cost $2,973,895,488)		2,960,357,824	102.4

SHORT-TERM INVESTMENTS: 7.5%
		Securities Lending Collateralcc: 3.4%
23,045,166		Citigroup, Inc., Repurchase Agreement dated 12/31/15, 0.34%, due 01/04/16 (Repurchase Amount $23,046,025, collateralized by various U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $23,506,070, due 01/15/16-04/01/51)	23,045,166	0.8
18,413,155		HSBC Securities USA, Repurchase Agreement dated 12/31/15, 0.29%, due 01/04/16 (Repurchase Amount $18,413,740, collateralized by various U.S. Government Securities, 3.000%, Market Value plus accrued interest $18,781,471, due 11/15/44)	18,413,155	0.7
23,045,166		Millenium Fixed Income Ltd., Repurchase Agreement dated 12/31/15, 0.37%, due 01/04/16 (Repurchase Amount $23,046,100, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $23,506,074, due 03/31/21-02/15/44)	23,045,166	0.8
23,045,166		Nomura Securities, Repurchase Agreement dated 12/31/15, 0.33%, due 01/04/16 (Repurchase Amount $23,045,999, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $23,506,069, due 01/15/16-10/20/65)	23,045,166	0.8
9,482,722		State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/15, 0.41%, due 01/04/16 (Repurchase Amount $9,483,148, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $9,679,342, due 01/15/17-02/15/42)	9,482,722	0.3
			97,031,375	3.4

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
119,185,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $119,185,000)	$119,185,000	4.1

	Total Short-Term Investments
	(Cost $216,216,375)	216,216,375	7.5

	Total Investments in Securities (Cost $3,190,111,863)	$3,176,574,199	109.9
	Liabilities in Excess of Other Assets	(285,505,953)	(9.9)
	Net Assets	$2,891,068,246	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at December 31, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Cost for federal income tax purposes is $3,190,988,175.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$29,518,641
Gross Unrealized Depreciation	(43,932,617)

Net Unrealized Depreciation	$(14,413,976)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$1,062,274,418	$–	$1,062,274,418
Collateralized Mortgage Obligations	–	372,756,842	–	372,756,842
Short-Term Investments	119,185,000	97,031,375	–	216,216,375
U.S. Treasury Obligations	–	365,853,172	–	365,853,172
Foreign Government Bonds	–	38,795,425	–	38,795,425
U.S. Government Agency Obligations	–	904,189,097	–	904,189,097
Asset-Backed Securities	–	213,720,343	2,768,527	216,488,870
Total Investments, at fair value	$119,185,000	$3,054,620,672	$2,768,527	$3,176,574,199
Other Financial Instruments+
Centrally Cleared Swaps	–	2,902,658	–	2,902,658
Futures	30,154	–	–	30,154
Total Assets	$119,215,154	$3,057,523,330	$2,768,527	$3,179,507,011
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,003,926)	$–	$(4,003,926)
Futures	(168,123)	–	–	(168,123)
Total Liabilities	$(168,123)	$(4,003,926)	$–	$(4,172,049)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	669	03/21/16	$84,231,281	$(6,990)
U.S. Treasury 2-Year Note	686	03/31/16	149,022,785	(35,118)
U.S. Treasury 5-Year Note	308	03/31/16	36,442,656	(126,015)
U.S. Treasury Ultra Long Bond	58	03/21/16	9,203,875	28,011
			$278,900,597	$(140,112)
Short Contracts
U.S. Treasury Long Bond	(283)	03/21/16	(43,511,250)	2,143
			$(43,511,250)	$2,143

At December 31, 2015, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index Series 25, Version 1	Sell	1.000	Intercontinental Exchange	12/20/20	USD	143,510,000	$783,995	$(396,137)
							$783,995	$(396,137)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	38,344,000	$(365,531)	$(365,531)
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	31,365,000	(279,146)	(279,146)
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD	24,606,000	(154,834)	(154,834)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	45,865,000	425,236	425,236
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	42,083,000	379,466	379,466
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	42,311,000	(382,104)	(382,104)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	162,439,000	(666,372)	(666,372)
Receive a fixed rate equal to 1.459% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD	151,804,000	(1,759,802)	(1,759,802)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD	296,078,000	1,592,903	1,592,903
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD	45,684,000	505,053	505,053
					$(705,131)	$(705,131)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$30,154
Interest rate contracts	Interest rate swaps*	2,902,658
Total Asset Derivatives		$2,932,812

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$168,123
Credit contracts	Credit default swaps*	396,137
Interest rate contracts	Interest rate swaps*	3,607,789
Total Liability Derivatives		$4,172,049

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 59.4%
		Basic Materials: 1.5%
580,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$570,225	0.4
308,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	263,725	0.2
580,000		Monsanto Co., 1.150%, 06/30/17	576,023	0.4
329,000		PPG Industries, Inc., 2.300%, 11/15/19	325,987	0.3
189,000		Valspar Corp./The, 6.050%, 05/01/17	198,867	0.2
			1,934,827	1.5

		Communications: 3.5%
395,000		Alibaba Group Holding Ltd, 1.625%, 11/28/17	390,404	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	335,616	0.2
257,000		British Telecommunications PLC, 5.950%, 01/15/18	277,241	0.2
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	527,500	0.4
140,000		Cisco Systems, Inc., 1.650%, 06/15/18	140,631	0.1
342,000		Comcast Corp., 6.300%, 11/15/17	372,194	0.3
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	498,307	0.4
500,000		DISH DBS Corp., 7.125%, 02/01/16	501,875	0.4
414,000		eBay, Inc., 1.350%, 07/15/17	410,909	0.3
300,000		Sprint Nextel Corp., 6.000%, 12/01/16	299,063	0.2
255,000		Thomson Reuters Corp., 1.650%, 09/29/17	253,810	0.2
409,000		Verizon Communications, Inc., 2.625%, 02/21/20	410,900	0.3
261,000		Vodafone Group PLC, 5.625%, 02/27/17	272,585	0.2
			4,691,035	3.5

		Consumer, Cyclical: 5.1%
193,000		American Honda Finance Corp., 1.200%, 07/14/17	192,200	0.2
486,000		American Honda Finance Corp., 2.250%, 08/15/19	487,490	0.4
190,000		CVS Health Corp., 2.250%, 08/12/19	189,984	0.1
375,000	#	Daimler Finance North America LLC, 1.650%, 03/02/18	370,616	0.3
435,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	429,929	0.3
550,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	548,924	0.4
450,000		General Motors Financial Co., Inc., 2.625%, 07/10/17	451,530	0.3
300,000	#	Hyundai Capital America, 1.875%, 08/09/16	300,433	0.2
176,000		Johnson Controls, Inc., 1.400%, 11/02/17	174,264	0.1
500,000		Lennar Corp., 4.750%, 12/15/17	516,250	0.4
350,000		McDonald's Corp., 2.100%, 12/07/18	350,532	0.3
300,000		MGM Mirage, 7.500%, 06/01/16	306,282	0.2
210,000		PACCAR Financial Corp., 1.450%, 03/09/18	208,749	0.2
250,000		PACCAR Financial Corp., 1.750%, 08/14/18	249,291	0.2
480,000		Southwest Airlines Co., 2.650%, 11/05/20	478,295	0.4
314,000		Southwest Airlines Co., 2.750%, 11/06/19	316,846	0.2
495,000		Starbucks Corp., 0.875%, 12/05/16	494,177	0.4
251,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	250,611	0.2
150,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	149,918	0.1
313,000		Whirlpool Corp., 1.650%, 11/01/17	311,515	0.2
			6,777,836	5.1

		Consumer, Non-cyclical: 11.8%
600,000		Abbott Laboratories, 2.000%, 03/15/20	598,575	0.5
249,000		AbbVie, Inc., 1.750%, 11/06/17	248,641	0.2
330,000		AbbVie, Inc., 1.800%, 05/14/18	328,691	0.2
345,000		Actavis Funding SCS, 2.350%, 03/12/18	345,597	0.3
502,000		Aetna, Inc., 1.500%, 11/15/17	500,325	0.4
650,000		Altria Group, Inc., 2.625%, 01/14/20	651,791	0.5
521,000		AmerisourceBergen Corp., 1.150%, 05/15/17	517,436	0.4
164,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	177,279	0.1
250,000		AstraZeneca PLC, 1.750%, 11/16/18	249,404	0.2
310,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	311,513	0.2
300,000	#	BAT International Finance PLC, 1.850%, 06/15/18	300,064	0.2
270,000	#	Baxalta, Inc., 2.000%, 06/22/18	267,393	0.2
333,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	332,941	0.3
329,000		Beam, Inc., 1.875%, 05/15/17	329,461	0.2
253,000		Becton Dickinson and Co., 1.450%, 05/15/17	252,032	0.2
276,000		Becton Dickinson and Co., 1.800%, 12/15/17	275,745	0.2
180,000		Cardinal Health, Inc., 1.950%, 06/15/18	179,632	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
260,000		Celgene Corp., 2.125%, 08/15/18	$260,226	0.2
417,000		Diageo Capital PLC, 1.500%, 05/11/17	416,913	0.3
195,000		Eli Lilly & Co., 1.250%, 03/01/18	194,593	0.1
200,000		Express Scripts Holding Co., 1.250%, 06/02/17	198,744	0.2
90,000		Gilead Sciences, Inc., 1.850%, 09/04/18	90,444	0.1
351,000		Gilead Sciences, Inc., 2.350%, 02/01/20	351,507	0.3
300,000		Hertz Corp., 6.750%, 04/15/19	307,200	0.2
520,000	#	HJ Heinz Co., 2.000%, 07/02/18	518,454	0.4
500,000		Jarden Corp., 7.500%, 05/01/17	513,750	0.4
440,000		JM Smucker Co., 1.750%, 03/15/18	438,191	0.3
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	217,086	0.2
204,000		The Kroger Co., 6.400%, 08/15/17	219,153	0.2
303,000		McKesson Corp., 1.292%, 03/10/17	302,247	0.2
379,000		Medtronic, Inc., 0.875%, 02/27/17	377,741	0.3
223,000		Medtronic, Inc., 2.500%, 03/15/20	224,775	0.2
220,000		PepsiCo, Inc., 1.250%, 04/30/18	219,287	0.2
323,000		Perrigo Co. PLC, 1.300%, 11/08/16	320,795	0.2
462,000		Philip Morris International, Inc., 1.250%, 11/09/17	461,549	0.3
240,000		Reynolds American, Inc., 2.300%, 06/12/18	241,666	0.2
550,000		Sanofi, 1.250%, 04/10/18	547,990	0.4
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	535,000	0.4
200,000		St Jude Medical, Inc., 2.800%, 09/15/20	200,294	0.2
160,000		St Jude Medical, Inc., 2.000%, 09/15/18	159,827	0.1
300,000		Tenet Healthcare Corp., 6.250%, 11/01/18	317,250	0.2
183,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	183,030	0.1
303,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	302,223	0.2
160,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	160,575	0.1
350,000		Ventas Realty L.P., 1.250%, 04/17/17	347,550	0.3
287,000		WellPoint, Inc., 2.250%, 08/15/19	285,519	0.2
359,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	358,697	0.3
245,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	243,649	0.2
331,000		Zoetis, Inc., 1.875%, 02/01/18	326,732	0.2
			15,709,177	11.8

		Energy: 4.7%
135,000		BP Capital Markets PLC, 1.674%, 02/13/18	134,897	0.1
200,000		BP Capital Markets PLC, 2.248%, 11/01/16	201,750	0.2
287,000		BP Capital Markets PLC, 2.521%, 01/15/20	286,238	0.2
283,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	275,429	0.2
500,000	L	Chesapeake Energy Corp., 3.250%, 03/15/16	481,250	0.4
390,000		Chevron Corp., 1.365%, 03/02/18	387,025	0.3
231,000		Chevron Corp., 1.790%, 11/16/18	229,009	0.2
160,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	158,068	0.1
500,000		CNOOC Finance 2013 Ltd., 1.125%, 05/09/16	499,284	0.4
282,000		ConocoPhillips, 5.200%, 05/15/18	299,633	0.2
170,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	162,874	0.1
330,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	322,104	0.2
314,000		Hess Corp., 1.300%, 06/15/17	307,369	0.2
357,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	344,117	0.3
321,000		Murphy Oil Corp., 2.500%, 12/01/17	294,556	0.2
190,000		Shell International Finance BV, 1.625%, 11/10/18	189,115	0.1
170,000		Shell International Finance BV, 2.125%, 05/11/20	167,429	0.1
312,000		Statoil ASA, 1.250%, 11/09/17	308,981	0.2
201,000		Statoil ASA, 1.950%, 11/08/18	201,034	0.2
500,000		Tesoro Corp., 4.250%, 10/01/17	513,750	0.4
250,000		Total Capital International SA, 1.550%, 06/28/17	250,741	0.2
215,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	214,287	0.2
			6,228,940	4.7

		Financial: 26.7%
637,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	637,836	0.5
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	208,539	0.2
280,000		ACE INA Holdings, Inc., 5.700%, 02/15/17	293,022	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
357,000		Air Lease Corp., 2.125%, 01/15/18	$351,645	0.3
500,000		Ally Financial, Inc., 5.500%, 02/15/17	516,250	0.4
191,000		American Express Credit Corp., 1.550%, 09/22/17	190,981	0.1
370,000		American Express Credit Corp., 1.800%, 07/31/18	369,482	0.3
260,000		Bank of America Corp., 1.950%, 05/12/18	258,670	0.2
1,100,000		Bank of America Corp., 2.600%, 01/15/19	1,104,533	0.8
415,000		Bank of Montreal, 1.300%, 07/14/17	414,136	0.3
260,000		Bank of Montreal, 1.800%, 07/31/18	259,618	0.2
320,000		Bank of Nova Scotia AM8, 2.550%, 01/12/17	324,321	0.2
506,000		Bank of Nova Scotia, 1.300%, 07/21/17	504,626	0.4
295,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	292,753	0.2
339,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	339,761	0.3
900,000		BB&T Corp., 1.600%, 08/15/17	901,280	0.7
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	502,500	0.4
342,000		BPCE SA, 1.625%, 02/10/17	341,473	0.3
250,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	250,668	0.2
385,000		Charles Schwab Corp., 1.500%, 03/10/18	383,264	0.3
500,000		CIT Group, Inc., 5.000%, 05/15/17	516,250	0.4
200,000		Citigroup, Inc., 1.850%, 11/24/17	199,807	0.1
533,000		Citigroup, Inc., 2.050%, 12/07/18	530,547	0.4
258,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	255,708	0.2
315,000		Comerica, Inc., 2.125%, 05/23/19	312,954	0.2
303,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	302,385	0.2
345,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	344,407	0.3
630,000		Compass Bank, 1.850%, 09/29/17	624,865	0.5
446,000		Credit Suisse/New York NY, 1.375%, 05/26/17	444,001	0.3
360,000		Credit Suisse/New York NY, 1.700%, 04/27/18	357,559	0.3
183,000		Deutsche Bank AG/London, 1.350%, 05/30/17	181,890	0.1
355,000		Deutsche Bank AG/London, 1.875%, 02/13/18	352,153	0.3
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	496,953	0.4
150,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	150,013	0.1
260,000		Equity One, Inc., 6.250%, 01/15/17	270,822	0.2
400,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	401,333	0.3
223,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	221,518	0.2
88,000		General Electric Capital Corp., 2.200%, 01/09/20	88,300	0.1
641,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	646,903	0.5
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	425,305	0.3
426,000	#	HSBC Bank PLC, 1.500%, 05/15/18	421,492	0.3
299,000		HSBC USA, Inc., 1.500%, 11/13/17	297,728	0.2
140,000		HSBC USA, Inc., 2.000%, 08/07/18	140,030	0.1
358,000		Huntington National Bank, 1.700%, 02/26/18	354,237	0.3
250,000		Huntington National Bank, 2.200%, 11/06/18	249,512	0.2
390,000		Huntington National Bank, 2.000%, 06/30/18	387,783	0.3
350,000	#	ING Bank NV, 2.050%, 08/17/18	349,848	0.3
300,000	#	ING Bank NV, 2.700%, 08/17/20	301,659	0.2
339,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	340,177	0.3
404,000		JPMorgan Chase & Co., 1.350%, 02/15/17	403,265	0.3
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	438,901	0.3
515,000		JPMorgan Chase & Co., 1.700%, 03/01/18	512,651	0.4
313,000		KeyCorp, 2.300%, 12/13/18	313,674	0.2
103,000		Kilroy Realty L.P., 4.800%, 07/15/18	108,175	0.1
350,000		Lloyds Bank PLC, 1.750%, 05/14/18	349,504	0.3
400,000		Lloyds Bank PLC, 2.000%, 08/17/18	400,550	0.3
750,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	744,842	0.6
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	494,827	0.4
578,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	575,505	0.4
419,000		MetLife, Inc., 1.756%, 12/15/17	419,538	0.3
255,000		MetLife, Inc., 1.903%, 12/15/17	256,534	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
295,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	$293,157	0.2
289,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	287,666	0.2
323,000		Morgan Stanley, 1.875%, 01/05/18	322,832	0.2
545,000		Morgan Stanley, 2.125%, 04/25/18	546,526	0.4
30,000		Morgan Stanley, 2.200%, 12/07/18	30,041	0.0
250,000		Morgan Stanley, 5.450%, 01/09/17	259,568	0.2
397,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	397,031	0.3
150,000	#	New York Life Global Funding, 1.550%, 11/02/18	148,859	0.1
580,000		PNC Bank NA, 2.400%, 10/18/19	582,597	0.4
550,000		PNC Funding Corp., 5.625%, 02/01/17	571,973	0.4
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	332,419	0.2
418,000		Realty Income Corp., 2.000%, 01/31/18	418,435	0.3
320,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	319,899	0.2
343,000		Regions Financial Corp., 2.000%, 05/15/18	340,793	0.3
600,000		Royal Bank of Canada, 1.500%, 01/16/18	597,416	0.4
350,000	L	Royal Bank of Canada, 1.800%, 07/30/18	349,174	0.3
322,000		Santander Bank NA, 2.000%, 01/12/18	319,818	0.2
363,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	358,533	0.3
303,000		State Street Corp., 1.350%, 05/15/18	300,766	0.2
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	674,669	0.5
223,000		SunTrust Banks, Inc., 2.500%, 05/01/19	224,309	0.2
220,000		Synchrony Financial, 2.600%, 01/15/19	219,427	0.2
593,000		Toronto-Dominion Bank, 2.250%, 11/05/19	593,403	0.4
342,000		UBS AG/Stamford CT, 1.375%, 08/14/17	339,986	0.3
250,000		US Bancorp, 2.200%, 11/15/16	252,433	0.2
250,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	250,060	0.2
590,000		Visa, Inc., 1.200%, 12/14/17	589,563	0.4
286,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	283,677	0.2
422,000		Wells Fargo & Co., 1.500%, 01/16/18	420,401	0.3
644,000		Wells Fargo & Co., 2.100%, 05/08/17	650,541	0.5
252,000		Welltower, Inc., 2.250%, 03/15/18	251,911	0.2
336,000		Westpac Banking Corp., 1.500%, 12/01/17	335,078	0.3
200,000		Westpac Banking Corp., 2.000%, 08/14/17	201,338	0.1
			35,493,762	26.7

		Industrial: 2.2%
500,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	504,375	0.4
420,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	421,365	0.3
260,000		Corning, Inc., 1.500%, 05/08/18	255,638	0.2
254,000		L-3 Communications Corp., 1.500%, 05/28/17	250,935	0.2
270,000		Lockheed Martin Corp., 1.850%, 11/23/18	269,746	0.2
370,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	367,285	0.3
500,000		SPX FLOW, Inc., 6.875%, 09/01/17	533,750	0.4
240,000		United Technologies Corp., 1.778%, 05/04/18	239,029	0.2
			2,842,123	2.2

		Technology: 2.6%
320,000		Altera Corp., 1.750%, 05/15/17	321,343	0.3
410,000		Apple, Inc., 0.900%, 05/12/17	408,807	0.3
137,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	136,949	0.1
102,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	102,030	0.1
313,000		KLA-Tencor Corp., 2.375%, 11/01/17	313,317	0.2
850,000		Microsoft Corp., 1.300%, 11/03/18	848,944	0.6
375,000		NetApp Inc., 2.000%, 12/15/17	372,697	0.3
550,000		Oracle Corp., 1.200%, 10/15/17	550,463	0.4
190,000		QUALCOMM, Inc., 1.400%, 05/18/18	188,453	0.2
179,000		Xerox Corp., 2.950%, 03/15/17	180,389	0.1
			3,423,392	2.6

		Utilities: 1.3%
560,000		Entergy Corp., 4.700%, 01/15/17	574,367	0.4
210,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	209,317	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
294,000		Southern California Edison Co., 1.125%, 05/01/17	$292,151	0.2
406,000		Southern Co., 1.300%, 08/15/17	402,421	0.3
260,000		Southern Power Co., 1.500%, 06/01/18	254,652	0.2
			1,732,908	1.3

	Total Corporate Bonds/Notes
	(Cost $79,125,380)		78,834,000	59.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.0%
237,288	#	Americold LLC Trust, 2.500%, 01/14/29	236,303	0.2
178,591	#	BAMLL Re-REMIC Trust 2014-FRR9, 3.152%, 12/26/46	177,125	0.1
376,883		Banc of America Commercial Mortgage Trust 2006-4 A4, 5.634%, 07/10/46	380,100	0.3
32,948		Banc of America Commercial Mortgage Trust 2007-3, 5.558%, 06/10/49	34,090	0.0
53,636		Banc of America Commercial Mortgage, Inc., 5.558%, 06/10/49	55,173	0.0
42,867		Banc of America Commercial Mortgage, Inc., 5.834%, 05/10/45	42,932	0.0
256,695	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 7.892%, 02/24/51	263,677	0.2
480,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.558%, 06/10/49	487,016	0.4
350,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	349,611	0.3
168,939		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12, 5.713%, 09/11/38	170,054	0.1
176,827		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	176,744	0.1
430,000		CD 2007-CD5 Mortgage Trust AJ, 6.119%, 11/15/44	448,942	0.3
190,000		CD 2007-CD5 Mortgage Trust, 6.119%, 11/15/44	197,718	0.1
69,478		Citigroup Commercial Mortgage Trust 2006-C4, 5.811%, 03/15/49	69,782	0.1
637,594		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.710%, 12/10/49	661,020	0.5
640,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	649,184	0.5
540,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	547,653	0.4
340,050		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	349,758	0.3
235,865		COMM 2006-C7 A4 Mortgage Trust A4, 5.768%, 06/10/46	237,847	0.2
620,000	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	633,376	0.5
250,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.047%, 06/10/36	253,500	0.2
33,069		Commercial Mortgage Trust, 5.284%, 07/15/44	33,058	0.0
564,068		Commercial Mortgage Trust, 5.289%, 12/11/49	578,220	0.4
508,102	#	Countrywide Commercial Mortgage Trust 2007-MF1 A, 6.072%, 11/12/43	520,805	0.4
500,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1, 5.415%, 02/25/21	496,870	0.4
11,969	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	11,953	0.0
620,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	627,881	0.5
335,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	341,775	0.3
520,000	#	DBRR 2011-C32 Trust, 5.713%, 06/17/49	537,251	0.4
980,000	#	FREMF 2012-K501 Mortgage Trust, 3.397%, 11/25/46	983,363	0.7
60,000		GS Mortgage Securities Trust 2006-GG6, 5.635%, 04/10/38	59,946	0.0
270,000	#	Hilton USA Trust 2013-HLT, 2.662%, 11/05/30	270,617	0.2
250,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CIBC6, 5.379%, 07/12/37	247,047	0.2
160,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.522%, 12/15/44	159,690	0.1
150,290		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CB15 A4, 5.814%, 06/12/43	150,529	0.1
380,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.581%, 04/15/27	379,401	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,810		JPMorgan Chase Commercial Mortgage Securities Corp., 5.909%, 04/15/45	$656,105	0.5
150,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 0.944%, 03/18/51	141,199	0.1
462,356		LB-UBS Commercial Mortgage Trust 2006-C4, 5.820%, 06/15/38	466,505	0.3
271,267		LB-UBS Commercial Mortgage Trust 2006-C7 A1A, 5.335%, 11/15/38	276,858	0.2
92,991		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	93,813	0.1
350,000	#	LB-UBS Commercial Mortgage Trust, 5.990%, 09/15/39	356,323	0.3
99,597		Merrill Lynch Mortgage Trust 2006-C1, 5.666%, 05/12/39	99,711	0.1
194,260		Merrill Lynch Mortgage Trust 2006-C2, 5.742%, 08/12/43	196,323	0.1
42,594		Morgan Stanley Capital I Trust 2006-IQ11 A4, 5.779%, 10/15/42	42,538	0.0
79,751		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	81,488	0.1
50,144	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	50,069	0.0
274,239	#	Morgan Stanley Re-REMIC Trust 2010-GG10, 5.795%, 08/15/45	281,696	0.2
179,408	#	Morgan Stanley Reremic Trust, 5.795%, 08/12/45	184,485	0.1
668,875	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	685,056	0.5
70,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.625%, 01/15/45	69,840	0.1
71,298		Wachovia Bank Commercial Mortgage Trust Series 2006-C24, 5.557%, 03/15/45	71,214	0.1
660,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.767%, 05/15/43	663,254	0.5
75,216		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	75,271	0.1
342,343		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	347,257	0.3
600,000		Wachovia Bank Commercial Mortgage Trust, 5.767%, 05/15/43	603,243	0.5

	Total Collateralized Mortgage Obligations
	(Cost $17,574,325)		17,262,259	13.0

U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury Notes: 7.2%
1,810,400	L	0.875%, due 11/30/17	1,805,477	1.3
5,686,000		1.625%, due 07/31/20	5,660,737	4.3
1,186,000		1.750%, due 12/31/20	1,185,278	0.9
906,000		2.000%, due 11/30/22	901,162	0.7

	Total U.S. Treasury Obligations
	(Cost $9,618,345)		9,552,654	7.2

ASSET-BACKED SECURITIES: 13.2%
		Automobile Asset-Backed Securities: 3.1%
90,000		BMW Vehicle Lease Trust 2015-2, 1.550%, 02/20/19	89,380	0.1
370,000		Capital Auto Receivables Asset Trust 2015-1 A3, 1.610%, 06/20/19	368,313	0.3
350,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	349,553	0.3
250,000		CarMax Auto Owner Trust 2014-4 A4, 1.810%, 07/15/20	248,713	0.2
550,000		CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	547,821	0.4
190,000		GM Financial Automobile Leasing Trust 2015-3, 1.810%, 11/20/19	188,352	0.1
480,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	477,398	0.4
350,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	348,481	0.3
180,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	179,369	0.1
140,000		Nissan Auto Receivables 2013-C Owner Trust, 1.300%, 06/15/20	139,638	0.1
180,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	178,504	0.1
594,443		Smart Trust, 1.050%, 10/14/18	593,644	0.4
160,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	160,142	0.1
100,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	99,412	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
110,000		World Omni Auto Receivables Trust 2015-B, 1.840%, 01/17/22	$108,863	0.1
			4,077,583	3.1

		Credit Card Asset-Backed Securities: 1.6%
270,000		Capital One Multi-Asset Execution Trust 2015-A7 A7, 1.450%, 08/16/21	267,965	0.2
500,000		Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	498,603	0.4
210,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	211,196	0.2
170,000		Discover Card Execution Note Trust, 0.761%, 07/15/21	169,928	0.1
200,000		Discover Card Execution Note Trust, 1.450%, 03/15/21	198,288	0.1
340,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	335,666	0.2
230,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	230,989	0.2
210,000		Synchrony Credit Card Master Note Trust 2014-1, 1.600%, 04/15/21	208,620	0.2
			2,121,255	1.6

		Home Equity Asset-Backed Securities: 0.1%
142,881		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	144,747	0.1

		Other Asset-Backed Securities: 8.4%
430,000	#	American Residential Properties 2014-SFR1 Trust, 2.701%, 09/17/31	423,539	0.3
500,000	#	Apidos CDO IV 2006-4A D, 1.823%, 10/27/18	493,848	0.4
500,000	#	Apidos Cinco CDO Ltd., 2.559%, 05/14/20	495,232	0.4
300,000	#	ARES XII CLO Ltd., 1.571%, 10/11/21	285,230	0.2
325,000	#	ARES XII CLO Ltd., 2.393%, 11/25/20	319,105	0.2
250,000	#	ARES XII CLO Ltd., 3.643%, 11/25/20	249,960	0.2
250,000	#	Atrium V, 4.070%, 07/20/20	241,742	0.2
400,000	#	CIFC Funding 2006-II Ltd., 2.014%, 03/01/21	392,206	0.3
120,371	#	CIFC Funding 2006-II Ltd., 4.414%, 03/01/21	117,817	0.1
241,175	#	CIFC Funding 2007-I Ltd., 4.241%, 05/10/21	237,419	0.2
68,873		CNH Equipment Trust, 0.650%, 04/16/18	68,850	0.0
500,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.070%, 12/20/20	490,371	0.4
300,000	#	GoldenTree Loan Opportunities IV Ltd., 4.614%, 08/18/22	291,975	0.2
500,000	#	GoldenTree Loan Opportunities V Ltd., 3.565%, 10/18/21	496,397	0.4
105,830	#	GSAMP Trust 2005-SEA2, 0.772%, 01/25/45	103,652	0.1
500,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.773%, 10/28/19	500,118	0.4
500,000	#	Gulf Stream - Compass CLO, 2.323%, 10/28/19	499,899	0.4
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.926%, 06/17/21	486,362	0.4
250,000	#	Kingsland III Ltd., 1.032%, 08/24/21	238,499	0.2
500,000	#	KKR Financial CLO 2007-1 Ltd., 2.612%, 05/15/21	496,906	0.4
500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.353%, 03/25/20	495,372	0.4
500,000	#	Madison Park Funding III Ltd. 2006-3A D, 3.770%, 10/25/20	490,257	0.4
250,000	#	Madison Park Funding Ltd., 5.570%, 07/26/21	248,239	0.2
334,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.567%, 07/20/19	331,537	0.2
330,000	#	MSIM Peconic Bay Ltd., 2.317%, 07/20/19	325,598	0.2
500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.320%, 03/25/20	484,463	0.3
1,000,000	#	Muir Grove CLO Ltd., 3.320%, 03/25/20	996,102	0.7
200,000	#	Regatta Funding Ltd. 2007-1A B2L, 3.812%, 06/15/20	197,170	0.1
750,000	#	Sierra CLO II Ltd., 3.820%, 01/22/21	749,984	0.5
			11,247,849	8.4

	Total Asset-Backed Securities
	(Cost $17,671,180)		17,591,434	13.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.8%
		Federal Home Loan Mortgage Corporation: 2.7%##
804,056		5.000%, due 07/15/39	864,150	0.7
98,019		5.500%, due 01/01/37	108,315	0.1
276,958		5.500%, due 08/01/38	312,119	0.3
18,749		5.500%, due 10/01/38	20,723	0.0
26,640		5.500%, due 10/01/38	29,492	0.0
613,090		5.500%, due 11/01/38	687,039	0.5
490,536		5.500%, due 02/01/39	547,196	0.4
828,731		6.000%, due 12/15/28	940,066	0.7
			3,509,100	2.7

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: 3.3%##
203,870	3.000%, due 12/25/39	$206,164	0.1
477,915	3.000%, due 04/25/40	487,569	0.4
468,365	3.000%, due 05/25/40	473,910	0.4
786,172	3.000%, due 08/25/40	804,755	0.6
173,672	4.000%, due 10/25/50	177,580	0.1
309,427	4.500%, due 10/25/40	317,319	0.2
569,742	5.000%, due 01/01/23	614,034	0.5
900,000	5.000%, due 07/25/24	955,121	0.7
322,322	5.000%, due 07/01/34	356,754	0.3
		4,393,206	3.3

	Government National Mortgage Association: 1.8%
660,254	2.500%, due 12/20/39	674,468	0.5
375,565	4.397%, due 05/16/51	404,111	0.3
1,145,614	7.113%, due 04/20/39	1,310,106	1.0
		2,388,685	1.8

	Total U.S. Government Agency Obligations
	(Cost $10,227,489)	10,290,991	7.8

	Total Long-Term Investments
	(Cost $134,216,719)	133,531,338	100.6

SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.7%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 12/31/15, 0.34%, due 01/04/16 (Repurchase Amount $1,000,037, collateralized by various U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,020,000, due 01/15/16-04/01/51)	1,000,000	0.8
1,000,000	Nomura Securities, Repurchase Agreement dated 12/31/15, 0.33%, due 01/04/16 (Repurchase Amount $1,000,036, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 01/15/16-10/20/65)	1,000,000	0.7
267,003	Royal Bank of Canada, Repurchase Agreement dated 12/31/15, 0.28%, due 01/04/16 (Repurchase Amount $267,011, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $272,343, due 04/20/25-03/20/65)	267,003	0.2
		2,267,003	1.7

	U.S. Treasury Notes: 0.0%
10,000	United States Treasury Note, 1.500%, due 07/31/16
	(Cost $10,055)	10,053	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
706,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $706,000)	706,000	0.5

	Total Short-Term Investments
	(Cost $2,983,058)	2,983,056	2.2

	Total Investments in Securities (Cost $137,199,777)	$136,514,394	102.8
	Liabilities in Excess of Other Assets	(3,686,067)	(2.8)
	Net Assets	$132,828,327	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2015.

Cost for federal income tax purposes is $137,200,484.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$245,232
Gross Unrealized Depreciation	(931,322)

Net Unrealized Depreciation	$(686,090)

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$78,834,000	$–	$78,834,000
Collateralized Mortgage Obligations	–	17,262,259	–	17,262,259
Short-Term Investments	706,000	2,277,056	–	2,983,056
U.S. Treasury Obligations	–	9,552,654	–	9,552,654
U.S. Government Agency Obligations	–	10,290,991	–	10,290,991
Asset-Backed Securities	–	17,591,434	–	17,591,434
Total Investments, at fair value	$706,000	$135,808,394	$–	$136,514,394
Other Financial Instruments+
Centrally Cleared Swaps	–	124,891	–	124,891
Futures	23,898	–	–	23,898
Total Assets	$729,898	$135,933,285	$–	$136,663,183
Liabilities Table
Other Financial Instruments+
Futures	$(58,633)	$–	$–	$(58,633)
Total Liabilities	$(58,633)	$–	$–	$(58,633)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	151	03/31/16	$32,802,391	$(48,291)
U.S. Treasury 5-Year Note	49	03/31/16	5,797,695	(10,183)
U.S. Treasury Long Bond	1	03/21/16	153,750	(159)
			$38,753,836	$(58,633)
Short Contracts
U.S. Treasury 10-Year Note	(47)	03/21/16	(5,917,594)	23,898
			$(5,917,594)	$23,898

At December 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Short Term Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.493%	Chicago Mercantile Exchange	07/31/20	USD	8,186,000	$67,182	$67,182
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.559%	Chicago Mercantile Exchange	11/05/20	USD	7,785,000	57,709	57,709
					$124,891	$124,891

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$23,898
Interest rate contracts	Interest rate swaps*	124,891
Total Asset Derivatives		$148,789

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$58,633
Total Liability Derivatives		$58,633

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.6%
		Aerospace & Defense: 0.2%
250,000		Computer Sciences Government Services, Inc. Term Loan B, 3.000%, 11/28/22	$249,922	0.2

		Automotive: 1.1%
250,000		CS Intermediate Holdco 2 LLC, 3.000%, 04/04/21	246,771	0.2
250,000		Dynacast International LLC Term Loan B, 3.500%, 01/30/22	243,750	0.2
250,000		Midas Intermediate Holdco II, LLC Incremental Term Loan B, 3.500%, 08/18/21	248,750	0.3
250,000		NN, Inc. 2015 Term Loan B, 4.750%, 10/19/22	247,500	0.2
250,000		TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 3.500%, 06/30/22	245,000	0.2
			1,231,771	1.1

		Basic Materials: 0.3%
150,000		Eagle Spinco, Inc., 4.625%, 02/15/21	138,562	0.1
250,000		Zep Inc. Term Loan B 1L, 4.750%, 06/27/22	247,813	0.2
			386,375	0.3

		Beverage & Tobacco: 0.2%
250,000		Charger OpCo BV, 3.500%, 05/29/21	248,594	0.2

		Building & Development: 0.8%
250,000		Doosan Infracore International, Inc. Term Loan B, 3.500%, 05/28/21	246,875	0.2
250,000		LS Newco Pty Ltd. USD Term Loan B, 4.500%, 04/29/22	248,125	0.2
250,000		Quikrete Holdings, Inc. First Lien Term Loan, 3.000%, 09/26/20	247,891	0.2
250,000		Terex Corporation 2015 USD Term Loan, 3.750%, 12/07/22	246,250	0.2
			989,141	0.8

		Business Equipment & Services: 1.1%
250,000		AlixPartners, LLP 2015 Term Loan B, 3.500%, 07/15/22	248,438	0.2
250,000		Knowledge Universe Education LLC 2015 First Lien Term Loan, 5.000%, 07/28/22	243,750	0.2
250,000		Learning Care Group (US) No. 2 Inc., 4.000%, 05/05/21	247,500	0.2
250,000		SurveyMonkey.com, LLC Term Loan B, 5.000%, 02/04/19	245,625	0.2
250,000		Vistra Group Limited USD First Lien Term Loan, 3.750%, 07/08/22	249,531	0.3
			1,234,844	1.1

		Cable & Satellite Television: 1.0%
250,000		Liberty Cablevision of Puerto Rico LLC, 3.500%, 12/31/21	241,641	0.2
250,000		Numericable Group SA USD Term Loan, 3.813%, 07/27/22	240,000	0.2
250,000		Virgin Media Investment Holdings Limited USD Term Loan F, 2.750%, 06/07/23	245,104	0.2
250,000		WideOpenWest Finance LLC 2015 Term Loan B, 3.500%, 04/01/19	241,500	0.2
250,000		Yankee Cable Acquisition, LLC, 3.250%, 03/01/20	246,484	0.2
			1,214,729	1.0

		Chemicals & Plastics: 1.1%
250,000		Azelis Finance S.A. 2015 USD Term Loan, 5.500%, 11/30/22	246,875	0.2
35,465		Colouroz Investment 2, LLC, 3.500%, 05/02/21	35,510	0.0
214,535		Colouroz Investment 2, LLC, 3.500%, 05/03/21	207,741	0.2
250,000		Emerald Performance Materials, LLC New First Lien Term Loan, 3.500%, 08/01/21	246,094	0.2
250,000		Ineos US Finance LLC 2015 USD Term Loan, 3.250%, 03/31/22	241,964	0.2
175,150		Klockner-Pentaplast of America, Inc. USD Term Loan, 4.000%, 04/10/20	174,091	0.2
74,850		KP Germany Erste GmbH First Lien Term Loan, 4.000%, 04/22/20	74,398	0.1
			1,226,673	1.1

		Clothing/Textiles: 0.2%
250,000		Varsity Brands, Inc. First Lien Term Loan, 4.000%, 12/03/21	247,656	0.2

		Communications: 2.2%
290,000		AT&T, Inc., 3.400%, 05/15/25	279,304	0.3
278,000		CBS Corp., 4.000%, 01/15/26	271,797	0.2
150,000	#	CCOH Safari LLC, 5.750%, 02/15/26	150,750	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
273,000	#	CCO Safari II LLC, 4.464%, 07/23/22	$272,356	0.2
150,000		Lamar Media Corp., 5.375%, 01/15/24	155,250	0.1
150,000	#	Netflix, Inc., 5.875%, 02/15/25	154,500	0.1
200,000	#	Numericable Group SA, 6.250%, 05/15/24	193,500	0.2
150,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	157,125	0.2
150,000		Sprint Corp., 7.125%, 06/15/24	109,875	0.1
259,000		Time Warner Cable, Inc., 5.000%, 02/01/20	274,411	0.3
150,000		T-Mobile USA, Inc., 6.836%, 04/28/23	155,625	0.1
150,000	#	Univision Communications, Inc., 5.125%, 02/15/25	142,875	0.1
249,000		Verizon Communications, Inc., 5.150%, 09/15/23	274,200	0.2
			2,591,568	2.2

		Consumer, Cyclical: 1.5%
150,000		AMC Entertainment, Inc., 5.750%, 06/15/25	151,125	0.1
150,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	152,250	0.1
269,000		CVS Health Corp., 3.875%, 07/20/25	275,114	0.3
150,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	157,125	0.2
200,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	197,500	0.2
150,000	#	Hot Topic, Inc., 9.250%, 06/15/21	133,500	0.1
150,000		MGM Resorts International, 6.000%, 03/15/23	149,250	0.1
150,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	155,250	0.1
250,000		Petco Animal Supplies, Inc. Term Loan B, 3.000%, 11/24/17	249,575	0.2
150,000		Ryland Group, Inc., 5.375%, 10/01/22	151,500	0.1
			1,772,189	1.5

		Consumer, Non-cyclical: 2.7%
277,000		Actavis Funding SCS, 3.000%, 03/12/20	277,472	0.3
150,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	159,843	0.2
280,000		Celgene Corp., 3.250%, 08/15/22	278,203	0.3
150,000		HCA, Inc., 5.375%, 02/01/25	148,312	0.1
150,000	#	HealthSouth Corp., 5.750%, 11/01/24	143,812	0.1
150,000		Hertz Corp., 7.375%, 01/15/21	156,375	0.1
275,000	#	HJ Heinz Co., 2.800%, 07/02/20	274,643	0.2
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	274,833	0.2
150,000	#	Multi-Color Corp., 6.125%, 12/01/22	149,250	0.1
150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	159,375	0.2
263,000		Reynolds American, Inc., 4.450%, 06/12/25	275,727	0.3
150,000		Service Corp. International/US, 5.375%, 05/15/24	155,250	0.1
150,000		Tenet Healthcare Corp., 6.750%, 06/15/23	139,406	0.1
250,000		TransUnion LLC Term Loan B, 2.750%, 04/09/21	243,313	0.2
150,000		United Rentals North America, Inc., 6.125%, 06/15/23	154,125	0.1
150,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	132,750	0.1
			3,122,689	2.7

		Containers & Glass Products: 1.3%
250,000		Berlin Packaging LLC 2014 First Lien Term Loan, 3.500%, 10/01/21	248,516	0.2
250,000		Berry Plastics Holding Corporation Term Loan F, 3.000%, 10/01/22	248,328	0.2
250,000		Onex Wizard US Acquisition Inc Term Loan, 3.250%, 01/14/22	246,763	0.2
250,000		Owens-Illinois Inc. Term Loan B, 2.750%, 08/06/22	249,688	0.3
250,000		Peacock Engineering Company, LLC 2015 Term Loan B, 4.250%, 07/09/22	249,375	0.2
250,000		Prolampac Intermediate Inc. First Lien Term Loan, 4.750%, 07/29/22	247,292	0.2
			1,489,962	1.3

		Cosmetics/Toiletries: 0.4%
250,000		Coty Inc. USD Term Loan B, 3.000%, 10/27/22	250,157	0.2
250,000		Galleria Co., 3.000%, 10/22/22	248,281	0.2
			498,438	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Diversified: 0.1%
150,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	$149,100	0.1

		Diversified Financial Services: 0.2%
250,000		National Financial Partners Corp., 3.500%, 01/07/20	241,250	0.2

		Drugs: 0.2%
250,000		Akorn, Inc., 5.000%, 04/17/21	244,375	0.2

		Ecological Services & Equipment: 0.2%
250,000		ADS Waste Holdings, Inc., 3.000%, 10/09/19	244,125	0.2

		Electronics/Electrical: 2.5%
250,000		AF Borrower LLC 1st Lien Term Loan, 5.250%, 01/28/22	245,625	0.2
250,000		Avago Technologies Cayman Ltd. 2015 Term Loan B, 3.500%, 11/06/22	247,326	0.2
250,000		Blackboard Inc. Term Loan B3, 3.750%, 10/04/18	241,562	0.2
250,000		Blue Coat Holdings Inc. 2015 Term Loan, 3.500%, 05/15/22	242,292	0.2
250,000		Epiq Systems, Inc Term Loan B, 3.750%, 08/27/20	243,750	0.2
250,000		Go Daddy Operating Co. LLC, 3.250%, 05/05/21	248,854	0.2
249,334		Kronos Incorporated Initial Incremental Term Loan, 3.500%, 10/30/19	245,906	0.2
250,000		Linxens France SA USD Term Loan, 4.000%, 07/27/22	245,000	0.2
250,000		Microsemi Corporation 2015 Term Loan B, 4.500%, 12/02/22	246,172	0.2
250,000		NXP B.V. 2015 Term Loan B, 3.000%, 12/07/20	249,219	0.2
214,640		SS&C Technologies Inc. 2015 Term Loan B1, 3.250%, 06/23/22	213,566	0.2
32,258		SS&C Technologies Inc. 2015 Term Loan B2, 3.250%, 06/23/22	32,097	0.1
250,000		TTM Technologies, Inc. First Lien Term Loan, 5.000%, 04/21/22	228,750	0.2
			2,930,119	2.5

		Energy: 0.1%
150,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	143,250	0.1

		Financial: 4.6%
281,000		ACE INA Holdings, Inc., 3.350%, 05/03/26	280,554	0.3
150,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	153,938	0.1
150,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	143,250	0.1
327,000		Bank of America Corp., 2.625%, 10/19/20	323,391	0.3
409,000	#	BPCE SA, 4.500%, 03/15/25	393,282	0.3
150,000		CIT Group, Inc., 5.000%, 08/15/22	154,407	0.1
280,000		Citigroup, Inc., 2.650%, 10/26/20	278,278	0.3
150,000		Equinix, Inc., 5.750%, 01/01/25	154,125	0.1
150,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	147,000	0.1
403,000	#	GE Capital International Funding Co., 3.373%, 11/15/25	410,875	0.4
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	277,591	0.2
281,000		HCP, Inc., 4.000%, 06/01/25	275,062	0.2
200,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	214,733	0.2
150,000		Iron Mountain, Inc., 5.750%, 08/15/24	145,313	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/27	277,240	0.2
184,000		JPMorgan Chase & Co., 6.125%, 12/29/49	186,300	0.2
402,000		Lloyds Banking Group PLC, 4.500%, 11/04/24	408,869	0.4
86,000		M&T Bank Corp., 6.450%, 12/29/49	90,730	0.1
268,000		Morgan Stanley, 4.000%, 07/23/25	276,757	0.2
200,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	198,371	0.2
269,000		Wells Fargo & Co., 4.300%, 07/22/27	275,196	0.2
89,000		Wells Fargo & Co., 5.900%, 12/29/49	90,001	0.1
280,000		XLIT Ltd., 4.450%, 03/31/25	274,958	0.2
			5,430,221	4.6

		Financial Intermediaries: 0.2%
250,000		First Eagle Investment Management, LLC Term Loan B, 4.000%, 12/01/22	247,083	0.2

		Food Products: 0.9%
250,000		AdvancePierre Foods Inc. Term Loan, 4.500%, 07/10/17	249,938	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Food Products: (continued)
250,000		CSM Bakery Solutions LLC First Lien Term Loan, 4.000%, 07/03/20	$244,500	0.2
250,000		Hostess Brands, LLC First Lien Term Loan, 3.500%, 08/03/22	249,531	0.2
250,000		JBS USA, LLC 2015 Term Loan B, 3.000%, 10/30/22	246,481	0.2
			990,450	0.9

		Food/Drug Retailers: 0.4%
250,000		Supervalu Inc., 3.500%, 03/21/19	247,070	0.2
250,000		TGI Fridays, Inc. First Lien, 4.250%, 07/15/20	250,000	0.2
			497,070	0.4

		Health Care: 2.1%
250,000		ADMI Corp. 2015 Term Loan B, 4.500%, 04/10/22	250,104	0.3
250,000		Air Medical Group Holdings, Inc. Term Loan B, 3.500%, 04/06/22	242,344	0.2
232,981		Alere, Inc. 2015 Term Loan B, 3.250%, 06/03/22	231,317	0.2
250,000		Carestream Health Inc Term Loan, 4.000%, 06/07/19	230,104	0.2
250,000		Community Health Systems, Inc. Term Loan H, 3.000%, 01/27/21	246,016	0.2
250,000		Convatec Inc. Term Loan, 3.250%, 06/15/20	246,510	0.2
250,000		Jaguar Holding Company II 2015 Term Loan B, 3.250%, 08/18/22	243,563	0.2
250,000		Onex TSG Holdings II Corp. First Lien Term Loan, 4.000%, 07/31/22	247,083	0.2
250,000		Sterigenics-Nordion Holdings, LLC 2015 Term Loan B, 3.250%, 04/27/22	243,750	0.2
250,000		U.S. Renal Care, Inc. 2015 Term Loan B, 3.250%, 11/06/22	248,646	0.2
			2,429,437	2.1

		Home Furnishings: 0.2%
250,000		Serta Simmons Holdings, LLC Term Loan, 3.250%, 10/01/19	249,219	0.2

		Industrial: 0.8%
208,625	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	206,668	0.2
150,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	153,750	0.1
200,000		Lockheed Martin Corp., 3.550%, 01/15/26	201,440	0.2
150,000	#	Sealed Air Corp., 5.500%, 09/15/25	153,375	0.1
250,000		Tekni-Plex, Inc. Term Loan B1, 3.500%, 06/01/22	247,563	0.2
			962,796	0.8

		Industrial Equipment: 1.0%
250,000		Apex Tool Group LLC Term Loan, 3.250%, 02/01/20	239,167	0.2
250,000		Filtration Group Corporation, 3.250%, 11/21/20	243,229	0.2
171,395		Kenan Advantage Group, Inc. 2015 Term Loan, 3.000%, 07/31/22	169,252	0.1
54,669		Kenan Advantage Group, Inc. CAD Term Loan B, 3.000%, 07/31/22	53,986	0.1
250,000		Rexnord LLC First Lien Term Loan B, 3.000%, 08/20/20	242,917	0.2
250,000		WTG Holdings III Corp., 3.750%, 01/15/21	246,250	0.2
			1,194,801	1.0

		Insurance: 1.2%
250,000		Acrisure, LLC Incremental Delayed Draw Term Loan, 5.500%, 05/19/22	240,313	0.2
250,000		Alliant Holdings I, Inc. 2015 Term Loan B, 3.500%, 07/15/22	245,234	0.2
250,000		Applied Systems, Inc., 3.250%, 01/25/21	245,870	0.2
250,000		AssuredPartners, Inc. 2015 1st Lien Term Loan, 4.750%, 10/22/22	249,062	0.2
250,000		Hub International Limited Term Loan B, 3.000%, 10/02/20	235,938	0.2
250,000		USI, Inc., 3.250%, 12/27/19	241,641	0.2
			1,458,058	1.2

		Leisure Good/Activities/Movies: 0.6%
250,000		Bauer Performance Sports Ltd. Term Loan B, 3.500%, 04/15/21	243,333	0.2
250,000		LTF Merger Sub, Inc. Term Loan B, 3.250%, 06/02/22	243,748	0.2
250,000		NEP/NCP Holdco, Inc., 3.250%, 01/22/20	235,625	0.2
			722,706	0.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Lodging & Casinos: 1.2%
250,000	Amaya Holdings B.V. First Lien Term Loan, 4.000%, 08/01/21	$234,167	0.2
250,000	American Casino & Entertainment Properties LLC 2015 Term Loan, 3.750%, 06/17/22	250,000	0.2
240,157	Aristocrat Leisure Limited Term Loan B, 3.750%, 10/20/21	239,624	0.2
250,000	CityCenter Holdings LLC Term Loan B, 3.250%, 10/16/20	248,906	0.2
249,373	La Quinta Intermediate Holdings LLC, 2.750%, 04/14/21	243,659	0.2
250,000	Station Casinos LLC Term Loan, 3.250%, 03/01/20	245,729	0.2
		1,462,085	1.2

	Mortgage REITs: 0.2%
250,000	DTZ U.S. Borrower, LLC 2015 First Lien Term Loan, 3.250%, 08/05/21	244,375	0.2

	Oil & Gas: 0.2%
250,000	Chelsea Petroleum Products I, LLC Term Loan B, 4.250%, 07/07/22	244,583	0.2

	Publishing: 0.2%
250,000	Penton Media, Inc. 2015 Term Loan, 3.750%, 10/03/19	248,750	0.2

	Radio & Television: 0.4%
250,000	Media General Inc. Delayed Draw Term Loan B, 3.000%, 07/31/20	247,312	0.2
249,340	Univision Communications Inc., 3.000%, 03/01/20	244,613	0.2
		491,925	0.4

	Retailers (Except Food & Drug): 1.8%
250,000	Academy, Ltd. 2015 Term Loan B, 4.000%, 06/02/22	241,510	0.2
250,000	Ascena Retail Group, Inc. 2015 Term Loan B, 4.500%, 07/21/22	235,000	0.2
250,000	Bass Pro Group, LLC 2015 Term Loan, 3.250%, 06/05/20	240,937	0.2
250,000	BJ's Wholesale Club Inc. First Lien, 3.500%, 09/26/19	239,438	0.2
250,000	Fullbeauty Brands, Inc. 2015 First Lien Term Loan, 4.750%, 09/22/22	236,719	0.2
250,000	Hudsons Bay Company 2015 Term Loan B, 3.750%, 08/10/22	249,453	0.2
250,000	Leslie's Poolmart, Inc., 3.250%, 10/16/19	243,854	0.2
250,000	Mens Wearhouse, Inc. Term Loan B, 3.500%, 06/18/21	222,708	0.2
250,000	Party City Holdings Inc. 2015 Term Loan B, 3.250%, 08/19/22	243,360	0.2
		2,152,979	1.8

	Steel: 0.2%
250,000	XPO Logistics, Inc. Term Loan, 4.500%, 10/31/21	249,323	0.2

	Surface Transport: 0.2%
250,000	OSG Bulk Ships, Inc Exit Term Loan, 4.250%, 08/05/19	240,625	0.2

	Technology: 0.3%
150,000	# First Data Corp., 7.000%, 12/01/23	150,375	0.2
150,000	NCR Corp., 6.375%, 12/15/23	148,312	0.1
		298,687	0.3

	Telecommunications: 1.2%
250,000	Asurion LLC First Lien, 3.750%, 05/24/19	236,406	0.2
250,000	Asurion LLC Term Loan B4, 4.000%, 08/04/22	231,042	0.2
250,000	Communications Sales & Leasing, Inc. Term Loan B, 4.000%, 09/30/22	232,656	0.2
250,000	Consolidated Communications, Inc. New Term Loan B, 3.250%, 12/23/20	248,938	0.2
250,000	Level 3 Financing Inc., 3.000%, 08/01/19	250,000	0.2
250,000	T-Mobile USA, Inc. Term Loan B, 2.750%, 11/09/22	250,277	0.2
		1,449,319	1.2

	Utilities: 0.3%
250,000	Calpine Corporation Term Loan B6, 3.000%, 01/13/23	240,417	0.2
150,000	NRG Energy, Inc., 6.250%, 07/15/22	130,875	0.1
		371,292	0.3

	Total Corporate Bonds/Notes
	(Cost $42,388,762)	42,092,554	35.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 38.5%
1,013,274	Adjustable Rate Mortgage Trust 2006-2, 2.843%, 05/25/36	947,219	0.8

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
295,976		Alternative Loan Trust 2005-10CB 1A1, 0.922%, 05/25/35	$242,163	0.2
1,180,755		Alternative Loan Trust 2005-10CB, 0.872%, 05/25/35	963,444	0.8
1,248,432		Alternative Loan Trust 2005-23CB, 5.500%, 07/25/35	1,224,555	1.0
252,295		Alternative Loan Trust 2005-51 3A2A, 1.547%, 11/20/35	214,822	0.2
132,032		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	123,206	0.1
613,118		Alternative Loan Trust 2005-J2, 0.822%, 04/25/35	513,862	0.4
65,374		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	55,901	0.1
1,435,417		Alternative Loan Trust 2006-18CB A11, 0.922%, 07/25/36	922,857	0.8
1,435,417		Alternative Loan Trust 2006-18CB, 0.822%, 07/25/36	914,522	0.8
340,334		Alternative Loan Trust 2006-19CB A12, 0.822%, 08/25/36	233,394	0.2
345,339		Alternative Loan Trust 2007-2CB, 1.022%, 03/25/37	238,968	0.2
749,663		Alternative Loan Trust 2007-HY8C, 0.582%, 09/25/47	603,086	0.5
164,405		American Home Mortgage Assets Trust 2006-3 2A11, 1.197%, 10/25/46	117,954	0.1
400,000	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	400,297	0.3
15,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.558%, 06/10/49	15,219	0.0
1,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.809%, 02/10/51	1,025,501	0.9
26,113		Banc of America Mortgage 2005-J Trust 2A4, 2.947%, 11/25/35	24,302	0.0
260,478	#	Banc of America Re-REMIC Trust 2010-UBER5, 5.651%, 02/17/51	263,564	0.2
494,681		Bear Stearns Alternative-A Trust, 2.760%, 11/25/36	378,752	0.3
25,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.882%, 06/11/50	24,816	0.0
410,820		Bear Stearns Structured Products, Inc., 2.693%, 01/26/36	337,525	0.3
95,653		Chase Mortgage Finance Trust Series 2006-A1, 2.656%, 09/25/36	85,815	0.1
1,010,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	971,299	0.8
381,331		Citigroup Mortgage Loan Trust 2006-AR2, 2.726%, 03/25/36	349,745	0.3
286,264		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.706%, 08/25/35	267,671	0.2
183,511		Citigroup Mortgage Loan Trust, Inc., 2.670%, 03/25/36	173,501	0.2
195,408		Citigroup Mortgage Loan Trust, 5.404%, 11/25/36	172,106	0.2
7,939,709	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.060%, 10/05/30	408,812	0.4
5,095,342	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.080%, 05/15/45	440,891	0.4
2,353,844	^	COMM 2013-LC6 XA Mortgage Trust, 1.742%, 01/10/46	161,344	0.1
7,943,186	^	COMM 2014-CCRE21 Mortgage Trust, 1.014%, 12/10/47	491,527	0.4
10,233,967	#,^	COMM 2015-PC1 Mortgage Trust, 0.797%, 07/10/50	486,017	0.4
6,960,400	^	Commercial Mortgage Pass Through Certificates, 1.394%, 04/10/47	493,091	0.4
2,004		Commercial Mortgage Trust, 5.284%, 07/15/44	2,004	0.0
49,833		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.922%, 11/25/35	31,675	0.0
1,103,495		Countrywide Alternative Loan Trust, 0.542%, 06/25/36	969,546	0.8
203,022		Countrywide Home Loan Mortgage Pass-through Trust, 2.646%, 11/25/34	193,638	0.2
10,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	9,977	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	$10,553	0.0
1,213,760		Deutsche ALT-A Securities, Inc. ALT, 0.722%, 04/25/37	637,598	0.5
309,254	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.240%, 06/27/37	309,623	0.3
60,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.322%, 07/25/24	54,816	0.1
190,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.322%, 11/25/24	193,802	0.2
130,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.422%, 05/25/25	123,679	0.1
120,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.722%, 02/25/25	116,453	0.1
375,000		Fannie Mae Connecticut Avenue Securities, 5.422%, 11/25/24	376,285	0.3
159,180		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	123,449	0.1
100,000	^	Freddie Mac Series K015 X3, 2.801%, 08/25/39	13,236	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.172%, 10/25/24	100,505	0.1
260,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.572%, 01/25/25	256,641	0.2
110,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.222%, 03/25/25	106,200	0.1
120,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.022%, 04/25/24	112,054	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.122%, 03/25/28	493,684	0.4
770,470	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,651	0.0
560,871	#	GE Capital Commercial Mortgage Corp., 5.387%, 07/10/39	561,307	0.5
1,000,000		GS Mortgage Securities Trust 2006-GG6 D, 5.666%, 04/10/38	999,096	0.9
121,819		HomeBanc Mortgage Trust 2005-3 A2, 0.732%, 07/25/35	114,541	0.1
108,974		HomeBanc Mortgage Trust 2006-2 A1, 0.602%, 12/25/36	96,842	0.1
126,645		HomeBanc Mortgage Trust 2006-2 A2, 0.642%, 12/25/36	112,864	0.1
7,830		Homebanc Mortgage Trust, 1.282%, 08/25/29	7,384	0.0
142,640		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.632%, 04/25/46	110,741	0.1
967,737		JP Morgan Alternative Loan Trust, 0.692%, 03/25/36	927,355	0.8
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.356%, 12/15/47	21,243	0.0
10,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.366%, 06/12/41	9,725	0.0
500,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4, 5.277%, 07/15/46	530,142	0.5
7,858,700	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.746%, 06/15/45	494,702	0.4
964,628		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	960,190	0.8
161,274		JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	138,113	0.1
524,981		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	476,033	0.4
1,130,902		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/36	969,097	0.8
200,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 0.944%, 03/18/51	188,265	0.2
1,016,029		LB-UBS Commercial Mortgage Trust 2000-C5, 7.800%, 12/15/32	997,473	0.9
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	962,565	0.8
760,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	759,152	0.6
1,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	959,216	0.8

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	$10,358	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	985,629	0.8
10,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.840%, 06/15/38	9,962	0.0
400,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR13, 5.990%, 09/15/39	405,226	0.3
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 5.990%, 09/15/39	273,160	0.2
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C1, 5.484%, 02/15/40	1,011,062	0.9
10,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.118%, 07/15/40	10,172	0.0
2,890		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	3,044	0.0
9,111		LB-UBS Commercial Mortgage Trust, 5.206%, 08/15/36	9,103	0.0
15,000	#	LB-UBS Commercial Mortgage Trust, 5.990%, 09/15/39	15,271	0.0
128,794		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	121,195	0.1
117,254		Lehman XS Trust Series 2005-5N 1A2, 0.782%, 11/25/35	93,449	0.1
240,962		Lehman XS Trust Series 2006-14N 2A, 0.622%, 09/25/46	193,438	0.2
270,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.438%, 09/15/47	285,028	0.2
90,000	#	Morgan Stanley Capital I Trust 2011-C3 E, 5.178%, 07/15/49	91,959	0.1
51,846		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.862%, 03/25/36	42,328	0.0
1,844,635		Morgan Stanley Mortgage Loan Trust 2006-9AR, 0.572%, 08/25/36	941,002	0.8
148,846		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.632%, 04/25/36	129,368	0.1
96,837		Prime Mortgage Trust, 5.500%, 03/25/37	87,860	0.1
295,035		Structured Adjustable Rate Mortgage Loan Trust, 2.598%, 03/25/35	290,270	0.3
17,405		Structured Asset Mortgage Investments, Inc., 0.882%, 04/19/35	16,214	0.0
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, 5.565%, 12/15/44	997,239	0.9
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.767%, 05/15/43	1,000,768	0.9
10,000		Wachovia Bank Commercial Mortgage Trust Series, 5.952%, 02/15/51	10,014	0.0
399,376		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	375,081	0.3
189,206		WaMu Mortgage Pass Through Certificates, 1.867%, 10/25/36	159,807	0.1
263,705		WaMu Mortgage Pass Through Certificates, 2.408%, 09/25/36	239,758	0.2
44,651		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.431%, 10/25/36	40,246	0.0
1,099,265		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.176%, 11/25/36	960,588	0.8
301,768		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.176%, 11/25/36	263,699	0.2
143,353		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.824%, 12/25/36	130,782	0.1
50,149		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.276%, 08/25/36	44,965	0.0
170,042		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.397%, 08/25/46	146,813	0.1
266,619		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.300%, 12/25/36	232,926	0.2
27,134		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 1.972%, 04/25/37	23,146	0.0
145,068		WaMu Mortgage Pass-Through Certificates, 2.224%, 07/25/37	124,404	0.1
267,371		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	239,569	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
367,885		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.217%, 08/25/46	$249,952	0.2
1,679,876		Washington Mutual Mortgage Pass-Through Certificates, 0.797%, 07/25/36	889,144	0.8
126,613		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.852%, 06/25/37	92,245	0.1
1,987,616		Wells Fargo Mortgage Backed Securities 2006-AR12 Trust 1A1, 3.058%, 09/25/36	1,885,651	1.6
1,376,744		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.733%, 10/25/36	1,314,388	1.1
85,081		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.801%, 03/25/36	82,953	0.1
236,363		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 2.738%, 05/25/36	225,660	0.2
251,203		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.738%, 05/25/36	239,828	0.2
301,075		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.767%, 12/28/37	279,060	0.2
6,691,443	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.524%, 06/15/45	482,944	0.4
532,262	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.368%, 04/15/45	46,104	0.0
4,228,700	#,^	WFRBS Commercial Mortgage Trust 2012-C9, 2.169%, 11/15/45	392,291	0.3
6,484,592	#,^	WFRBS Commercial Mortgage Trust 2013-C12, 1.441%, 03/15/48	434,949	0.4

	Total Collateralized Mortgage Obligations
	(Cost $45,109,285)		45,552,935	38.5

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bonds: 0.1%
13,000		2.875%, due 08/15/45	12,605	0.0
40,000		2.250%, due 11/15/25	39,914	0.1
			52,519	0.1

		U.S. Treasury Notes: 0.0%
9,000		2.000%, due 11/30/22	8,952	0.0
20,000		0.625%, due 06/30/17	19,902	0.0
			28,854	0.0

	Total U.S. Treasury Obligations
	(Cost $81,764)		81,373	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
		Federal Home Loan Mortgage Corporation: 1.1%##
562,312	^	4.470%, due 01/15/40	48,239	0.0
2,459,265	^	4.500%, due 07/15/41	429,441	0.4
901,564	^	6.000%, due 07/15/39	97,037	0.1
481,112	^	6.370%, due 05/15/35	31,799	0.0
975,556	^	6.500%, due 06/15/32	187,031	0.1
448,765	^	7.770%, due 06/15/31	95,236	0.1
58,493		8.000%, due 08/15/35	69,400	0.1
264,234	^	8.070%, due 12/15/31	54,300	0.0
395,151	^	8.220%, due 11/15/30	83,362	0.1
84,411		62.034%, due 12/15/35	240,305	0.2
			1,336,150	1.1

		Federal National Mortgage Association: 0.4%##
50,057,855	^	0.050%, due 06/25/42	111,063	0.1
748,401	^	4.500%, due 10/25/41	102,308	0.1
17,630		5.500%, due 10/01/39	19,825	0.0
588,364	^	6.178%, due 03/25/32	96,915	0.1
317,336	^	8.078%, due 08/25/30	71,816	0.1
			401,927	0.4

		Government National Mortgage Association: 1.4%
12,667,376	^	0.200%, due 07/20/34	97,317	0.1
5,623,409	^	0.650%, due 11/20/37	121,970	0.1
123,430	^	3.500%, due 10/20/41	21,163	0.0
547,087	^	4.000%, due 08/20/44	103,687	0.1
744,724	^	4.500%, due 01/16/43	141,070	0.1
405,278	^	5.698%, due 09/20/43	65,870	0.1
560,166	^	5.748%, due 07/20/43	92,402	0.1
827,325	^	5.974%, due 05/16/38	155,189	0.1
1,916,211	^	6.056%, due 01/16/40	358,495	0.3
2,501,579	^	6.136%, due 12/16/39	404,379	0.3
891,125	^	6.198%, due 01/20/40	127,618	0.1
			1,689,160	1.4

	Total U.S. Government Agency Obligations
	(Cost $3,291,823)		3,427,237	2.9

ASSET-BACKED SECURITIES: 11.3%
		Home Equity Asset-Backed Securities: 0.5%
854,483		GSAA Home Equity Trust 2006-3, 0.722%, 03/25/36	590,309	0.5

		Other Asset-Backed Securities: 10.8%
140,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	137,210	0.1
1,000,000	#	Apidos CDO IV 2006-4A D, 1.823%, 10/27/18	987,696	0.9
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.321%, 10/11/21	735,008	0.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	ARES XII CLO Ltd., 3.643%, 11/25/20	$499,920	0.5
1,000,000	#	Carlyle High Yield Partners IX Ltd., 2.102%, 08/01/21	952,762	0.8
500,000	#	CIFC Funding 2007-I Ltd., 1.841%, 05/10/21	484,709	0.4
675,290	#	CIFC Funding 2007-I Ltd., 4.241%, 05/10/21	664,773	0.6
500,000	#	Cornerstone CLO Ltd., 1.271%, 07/15/21	481,438	0.4
1,907,998		CSAB Mortgage-Backed Trust 2007-1, 5.858%, 05/25/37	1,059,915	0.9
750,000	#	Dryden XI-Leveraged Loan CDO 2006, 1.921%, 04/12/20	727,234	0.6
1,346,343		FBR Securitization Trust, 1.102%, 10/25/35	1,164,648	1.0
500,000	#	Goldman Sachs Asset Management CLO PLC, 3.079%, 08/01/22	496,036	0.4
500,000	#	Greens Creek Funding Ltd., 2.565%, 04/18/21	487,995	0.4
500,000	#	Halcyon Loan Investors CLO I, Inc., 3.870%, 11/20/20	479,034	0.4
500,000	#	Halcyon Loan Investors CLO II, Inc., 1.720%, 04/24/21	473,927	0.4
100,000	#	Invitation Homes Trust 2014-SFR2 E, 3.501%, 06/17/32	96,132	0.1
500,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.567%, 07/20/19	496,313	0.4
235,583	#	OHA Park Avenue CLO I Ltd., 1.822%, 03/14/22	225,664	0.2
400,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	378,547	0.3
500,000	#	Shasta CLO Ltd., 3.867%, 04/20/21	489,328	0.4
750,000	#	Telos CLO 2007-2A D Ltd., 2.521%, 04/15/22	736,223	0.6
500,000	#	WG Horizons CLO I, 2.107%, 05/24/19	485,467	0.4
			12,739,979	10.8

	Total Asset-Backed Securities
	(Cost $13,388,373)		13,330,288	11.3

	Total Long-Term Investments
	(Cost $104,260,007)		104,484,387	88.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.2%
	Securities Lending Collateralcc: 0.1%
159,072	Nomura Securities, Repurchase Agreement dated 12/31/15, 0.33%, due 01/04/16 (Repurchase Amount $159,078, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $162,253, due 01/15/16-10/20/65)
	(Cost $159,072)	$159,072	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 19.1%
22,500,214	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $22,500,214)	22,500,214	19.1

	Total Short-Term Investments
	(Cost $22,659,286)	22,659,286	19.2

	Total Investments in Securities (Cost $126,919,293)	$127,143,673	107.6
	Liabilities in Excess of Other Assets	(8,961,681)	(7.6)
	Net Assets	$118,181,992	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $126,922,865.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$823,238
Gross Unrealized Depreciation	(602,430)
Net Unrealized Appreciation	$220,808

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$42,092,554	$–	$42,092,554
Collateralized Mortgage Obligations	–	45,552,935	–	45,552,935
Short-Term Investments	22,500,214	159,072	–	22,659,286
U.S. Treasury Obligations	–	81,373	–	81,373
U.S. Government Agency Obligations	–	3,427,237	–	3,427,237
Asset-Backed Securities	–	13,330,288	–	13,330,288
Total Investments, at fair value	$22,500,214	$104,643,459	$–	$127,143,673
Other Financial Instruments+
Centrally Cleared Swaps	–	51,259	–	51,259
Futures	74,014	–	–	74,014
Total Assets	$22,574,228	$104,694,718	$–	$127,268,946
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,120)	$–	$(1,120)
Futures	(3,298)	–	–	(3,298)
Total Liabilities	$(3,298)	$(1,120)	$–	$(4,418)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Ultra Long Bond	5	03/21/16	$793,437	$10,368
			$793,437	$10,368
Short Contracts
U.S. Treasury 10-Year Note	(92)	03/21/16	(11,583,375)	46,488
U.S. Treasury 2-Year Note	(32)	03/31/16	(6,951,500)	8,920
U.S. Treasury 5-Year Note	(14)	03/31/16	(1,656,484)	8,238
U.S. Treasury Long Bond	(12)	03/21/16	(1,845,000)	(3,298)
			$(22,036,359)	$60,348

At December 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD	9,061,000	$48,748	$48,748
Receive a fixed rate equal to 2.026% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/22	USD	258,000	2,146	2,146

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.923% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/22	USD	575,000	$(1,120)	$(1,120)
Receive a fixed rate equal to 2.246% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/25	USD	49,000	365	365
					$50,139	$50,139

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$74,014
Interest rate contracts	Interest rate swaps*	51,259
Total Asset Derivatives		$125,273

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$3,298
Interest rate contracts	Interest rate swaps*	1,120
Total Liability Derivatives		$4,418

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 26, 2016